Securities Act Registration No. 333-142483
Investment Act Registration No. 811-05192

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 22	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 182	[X]

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President, Associate General Counsel
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2021 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on ________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS: May 1, 2021
Medley!
Flexible Premium Deferred Variable Annuity Policy
Ameritas Variable Separate Account VA-2

This Policy is no longer available for sale effective September 7, 2012.

The features, benefits, and risks are applicable to existing Policy Owners

This prospectus describes the Medley! flexible premium deferred variable annuity (the "Policy"), especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides a menu of optional riders for you to select from to meet your particular needs; ask your sales representative or us which of these are available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

The Policy includes a Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider, which if activated, guarantees a series of annualized withdrawals from your Policy, regardless of the Policy value, until the death of the last surviving Covered Person. Policy expenses are higher when the GLWB is activated and if other optional riders are selected.

You may allocate all or part of your Policy value among a variety of variable investment options where you have the investment risk, including possible loss of principal. (They are listed in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY ("Appendix A") section of this prospectus.)

You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment. The Fixed Account is part of our General Account and is subject to the claims paying ability of the Company.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from Ameritas Life Insurance Corp. ("Ameritas Life"). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by:

1.	Calling our Customer Service Center at 800-745-1112, option 1, or

2.	Visiting ameritas.com/sign-in and following these instructions:
•	For individuals: select Personal Accounts, click Customer Sign In under Life, Annuities & Disability. Sign in and select Go Paperless from the banner option on the main page. Follow the prompt to confirm your selection.
•	For trust accounts: select Personal Accounts, click Trustee Sign In under Life, Annuities & Disability.

For employers/third party administrators: select Business Accounts, click Employers/Third Party Administrators Sign In under Life, Annuities & Disability.

Sign in and click on your variable policy number. Open the Electronic Consent tab and click Accept to receive account information electronically.

•	First time users click Register or Register now and follow the registration prompts. You will need your Policy number and Social Security Number or tax identification number and date of birth. If the Policy is Trust owned or non-natural person owned, you will need to obtain a registration key from our customer service center in order to register. To obtain, call 800-745-1112, option 1.

You may elect to receive all future reports in paper free of charge. You can inform the Registrant that you wish to continue receiving paper copies of your shareholder reports by calling our Service Center at 800-745-1112. Your election to receive reports in paper will apply to all portfolio companies available under your Policy.

Ameritas and its subsidiaries continuously monitor their various businesses, internal and external operations, the financial services industry as a whole, and the effects of various external events on our businesses. In response to the current COVID-19 pandemic, we have taken additional steps to continuously provide services to our policy owners. We continuously monitor the life insurance Company's investments, and are keeping abreast of developing strategies, in order to ensure that we maintain our financial strength during this unprecedented time of general uncertainty due to the pandemic.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

Policy guarantees, which are obligations of the General Account, are subject to the claims paying ability of the Company.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the

SEC's staff and is available at Investor.gov.

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This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life, Depositor)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-745-1112 ameritas.com
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TABLE OF CONTENTS

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the correct form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	4
KEY INFORMATION	5
OVERVIEW OF THE POLICY	7
FEE TABLE	8
PRINCIPAL RISKS OF INVESTING	11
THE COMPANY	13
THE SEPARATE ACCOUNT	13
Separate Account	13
PORTFOLIO COMPANIES	13
VOTING RIGHTS	14
THE FIXED ACCOUNT FIXED INTEREST RATE OPTION	14
CHARGES	14
GENERAL DESCRIPTION OF THE POLICY	17
Policy Rights	17
Policy Provisions and Limitations	19
General Account	24
Policy or Registrant Changes	24
ANNUITY PERIOD	25
BENEFITS AVAILABLE UNDER THE POLICY	27
Allowable Benefit Rider Combinations	31
Additional Information On Benefits Available Under The Policy	32
PURCHASES AND POLICY VALUE	42
SURRENDER AND WITHDRAWALS	43
LOANS	45
TAXES	46
LEGAL PROCEEDINGS	47
FINANCIAL INFORMATION	47
APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY	48
APPENDIX B: STATE SPECIFIC POLICY SPECIFICATIONS	53
APPENDIX C: TAX-QUALIFIED PLAN DISCLOSURES	54
STATEMENT OF ADDITIONAL INFORMATION REGISTRATION STATEMENT	61
REPORTS TO YOU	61
FINRA PUBLIC DISCLOSURE PROGRAM	61

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DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Accumulation Value/Policy Value is the value of the Policy before any applicable withdrawal charge. On the Maturity Date, the Accumulation Value/Policy Value will be used to determine the annuity payments under the annuity option you select.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payments are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Attained Age is age on nearest birthday.

Beneficiary(ies) means the person(s) designated to receive any benefits under the Policy upon the death of the Owner or, after annuity income payments begin, the death of the Annuitant.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life, Depositor refers to Ameritas Life Insurance Corp.

Fixed Account is an investment option provided by us and is part of the General Account.

General Account is made up of all the general assets of the Company, other than those in the Separate Account or other segregated accounts.

Maturity Date is the date annuity payments are scheduled to begin. You may change this date, as permitted by the Policy and described in this prospectus. The earliest date that you may choose is five years after your Policy Date.

Owner, you, your refers to the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine the Policy Year/Month/Anniversary dates.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Portfolio Company is any company in which the Registrant invests and which may be selected as an option by you.

Pro Rata is allocating a dollar amount among the investment options in proportion to the Accumulation Value in those investment options.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

Written Notice or Request refers to written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

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KEY INFORMATION

Important Information You Should Consider About the Policy

	Fees and Expenses			Location in Prospectus
Charges for Early Withdrawals

In general, if you withdraw money from or surrender your policy, within 9 years following your last premium payment you will be assessed a withdrawal charge. The maximum withdrawal charge is 8% of the premium withdrawn, and the maximum number of years that a withdrawal charge maybe assessed since the last premium payment is 9 years. The withdrawal charge is a percentage of each premium payment based on the date each premium is received. Funds are distributed on first-in, first-out basis, for withdrawal charge purpose only. Withdrawal charges can be found in the FEE TABLE section.

For example, the maximum withdrawal charge during the first Policy Year assuming an Accumulation Value of $100,000, is $8,000.00.

FEE TABLE CHARGES SURRENDERS AND WITHDRAWALS
Free partial withdrawals are available during the withdrawal charge period, as provided by optional riders, at additional charge. If a withdrawal is made pursuant to a free withdrawal rider, in excess of the free withdrawal amount, premiums are withdrawn first and are subject to withdrawal charges.
Transaction Charges

In addition to withdrawal charges, you may be charged for other transactions, such as when you make a premium payment (state premium taxes), transfer Policy value between investment options (Transfer Fee) and take loans (loan origination fee for 403(b) Tax Sheltered Annuity policies only).

You may be charged a $14 fee for a wire transfer. The fee is deducted from the gross amount of the loan, partial withdrawal, or surrender. This is a charge by us and is not a Policy charge.

FEE TABLE CHARGES
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.			FEE TABLE CHARGES APPENDIX A
	Annual Fee	Minimum	Maximum
	Base Policy [1,2]	0.95%	1.00%
	Investment Options [3] (Portfolio company fees and expenses)	0.24%	1.30%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.10% [4]	1.10% [5]
1As a percentage of average daily net assets in the Subaccounts.
[2]The total of mortality and expense risk charge plus administrative charge.
[3]Total operating expenses charged by the portfolio companies before any waivers or reductions.
[4]Deducted monthly from Policy value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the 10% "Free" Withdrawal Rider.
[5]Deducted monthly from Policy value to equal the annual % shown. This charge is the maximum charge for the most expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Joint Spousal.

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Policy, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $1,204	Highest Annual Cost: $4,698
	Assumes:	Assumes:
	• Investment of $100,000	• Investment of $100,000
	• 5% annual appreciation	• 5% annual appreciation
	• Least expensive combination of Policy Classes and Portfolio Company fees and expenses	• Most expensive combination of Policy Classes, optional benefits, and Portfolio Company fees and expenses
	• No optional benefits	• No sales charges
	• No sales charges	• No additional purchase payments, transfers or withdrawals
• No additional purchase payments, transfers or withdrawals
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	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Policy, including loss of your premiums (principal).	Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short-Term Investment	This Policy is not a short term investment, and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings. This Policy is not considered a short-term investment because of the 9-year surrender charge period and the possibility for taxes and a tax penalty. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.	OVERVIEW PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy. Each investment option (including the Fixed Account) will have its own unique risks. You should review these investment options before making an investment decision. The Fixed Account is subject to the claims paying ability of the Company.	PRINCIPAL RISKS OF INVESTING IN THE POLICY OVERVIEW OF THE POLICY
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company including that any obligations (including under the Fixed Account investment option), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available on its website, https://www.ameritas.com/about/financial-strength, or is available upon request by contacting our Service Center at 800-745-1112.	Cover Page OVERVIEW OF THE POLICY
Restrictions
Investments

In addition to the right of each Portfolio Company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Transfers among subaccounts or the Fixed Account must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy Year are free. Thereafter, we charge $10 for each transfer.

If your Policy currently has GLWB rider that is currently active, you may allocate your Policy value to any one of the three allowable Program GLWB Models or you may elect one of the three allowable Non-Program GLWB Models. Once you elect to transfer to a Non-Program GLWB Model, your allowable GLWB Models will be limited to Non-Program GLWB Models. You may NOT allocate any Policy value to the Subaccounts, the Fixed Account, or the Asset Allocation Program models.

Ameritas Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.

PRINCIPAL RISKS OF INVESTING IN THE POLICY GENERAL DESCRIPTION OF THE POLICY APPENDIX A
Optional Benefits	Some optional benefits were available to be elected at Policy issue only. Certain optional benefits limit or restrict the investment options that you may select under the Policy. We may change these restrictions in the future. Withdrawals that exceed the limits of an optional benefit rider may affect the availability of the benefit by reducing the benefit, and/or could transition the rider into a new phase automatically.	BENEFITS UNDER THE POLICY
Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

TAXES APPENDIX C
Conflicts of Interest
Investment Professional Compensation	Your representative may receive compensation for selling this Policy to you, both in the form of commissions (additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your representative to recommend this Policy over another investment for which the representative is not compensated or compensated less.	CHARGES
Exchanges	Some representatives may have financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable to purchase the new policy, rather than continue to own your current policy.	CHARGES
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OVERVIEW OF THE POLICY

The Medley! Policy is a flexible premium deferred variable annuity policy designed to help you meet long-term financial goals. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option, as a death benefit, or a benefit under an applicable rider.

The Policy includes a menu of riders for you to select from to meet your particular needs; not all will be available in all states. Associated charges are discussed in this prospectus' FEE TABLE and CHARGES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix C: TAX-QUALIFIED PLAN DISCLOSURES ("Appendix C") to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. You can allocate your premiums among a wide spectrum of investment options. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' Appendix A. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday. During the annuity income period, we will pay a stream of periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable. During the annuity income period, you will be unable to make withdrawals, and death benefits and living benefits will terminate.

Guarantees, which are obligations of the General Account are subject to the claims paying ability of the Company.

Death Benefit

The standard death benefit consists of the larger of your Policy value or the sum of net premiums, less partial withdrawals. The standard death benefit is paid upon the death of the Owner (death of first owner in the case of joint owners) unless you elected to purchase an optional death benefit rider for an additional annual charge. The death benefit that applies with an optional rider is described in the DEATH BENEFIT section.

Surrenders and Withdrawals

You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the FEE TABLE.

Withdrawals.
▪	Withdrawal charges apply to withdrawals under the base Policy. After a premium is received, withdrawal charges apply for 9 years or, for an additional charge, 7 years or 5 years.
▪	Each withdrawal must be at least $250.
▪	"Free withdrawal" riders are available for an additional monthly charge. Only one of these riders may be selected, and your selection must be made at the time of application.
▪	An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is also available for an additional annual charge.

Loans (403(b) Plans Only)

Loans are only available, at an additional charge, if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000.

Annuity Income.

Several fixed annuity income options are available.

Optional Riders

This Policy allows you the opportunity to select, and pay for, only those variable annuity policy riders you want by "unbundling" riders that are often incorporated into a base variable annuity policy. These options are currently only available at Policy issue, and most are only available if you are then not older than age 70. Certain options may not be available in combination with other options. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. Each of the options is principally described in BENEFITS AVAILABLE UNDER THE POLICY section. More detail concerning fees can be found in the FEE TABLE.

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FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy or transfer Policy value between investment options. State premium taxes may also be deducted.

TRANSACTION EXPENSES
Sales Load Imposed on Purchases	None

Deferred Sales Load (or Surrender Charge) *	8%

Exchange Fee *	$10

Loan Origination Fee *	$40

Wire Transfer Fee (per wire) *	$14

*    Charges and Fees are more fully explained in the CHARGES section.

The next table describes the fees and expenses that you will pay each year during the time that you own the Policy (not including Portfolio Company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL POLICY EXPENSES
	Guaranteed Maximum Fees	Current Fees
ADMINISTRATIVE EXPENSES (1, 2)	$40	$40
BASE POLICY EXPENSES (3)	1.00%	0.95%
OPTIONAL BENEFIT EXPENSES (4)
Annual Withdrawal Fees
► Base Policy Withdrawal Charge:	NONE	NONE
❖ Annual Fees For Optional Withdrawal Charge Riders:
❖ 7-Year Withdrawal Charge Rider	0.40%	0.35%
❖ 5-Year Withdrawal Charge Rider	0.60%	0.50%
❖ No Withdrawal Charge Rider (5)	1.25%	0.75%
❖ 403(b) Tax Sheltered Annuity Endorsement (6,7)	0.40%	0.30%
❖ Minimum Initial Premium Rider (1)	0.55%	0.35%
❖ Free Withdrawal Riders (8) ❖ 10% "Free" Withdrawal Rider ❖ Expanded "Free" Withdrawal Rider (9)	0.15% 0.40%	0.10% 0.35%
❖ Guaranteed Minimum Death Benefit Riders ❖ 1- Year "Periodic Step-Up" Guaranteed Minimum Death Benefit ❖ 5% "Roll-Up" Guaranteed Minimum Death Benefit ❖ "Greater Of" Guaranteed Minimum Death Benefit	0.55% 0.75% 0.80%	0.35% 0.45% 0.50%
❖ Estate Protection Benefit ("EPB") Rider Issue ages 0-70 Issue ages 71-80	0.40% 0.80%	0.30% 0.70%
❖ Expanded Estate Protection Benefit ("EEPB") Rider Issue ages 0-70 Issue ages 71-80	0.45% 1.00%	0.35% 0.90%
❖ 403(b) Tax Sheltered Annuity Endorsement (6,7)	0.40%	0.30%
❖ TSA Minimum Initial Premium Rider (6, 10)	0.60%	0.45%
❖ TSA Hardship Waiver Rider (6)	0.25%	0.25%
Large Case (Initial premium is $25,000 or greater.)	0.45%	0.30%
Small Case (Initial premium is less than $25,000.)
When Policy value is $50,000 or less	0.55%	0.35%
Once Policy value exceeds $50,000	0.45%	0.30%
❖ Value+ Option (11)	0.55%	0.55%
❖ Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider (12)
Single Life	0.95%	0.95% (14)
Joint Spousal – for non-qualified and IRA (13) plans only	1.10%	1.10% (14)

(1)	Annual Policy Fee waived only in those Policy Years that Policy value is at least $50,000 on a Policy Anniversary.
(2)	Optional Minimum Initial Premium Rider has an annual Policy fee of $40. Minimum Initial Premium Rider Annual Policy fee waived in all years after conditions is met. Waived for 403(b) Policies issued with the 403(b) Minimum Initial Premium Rider in Policy Years when total annual net premium (premiums less withdrawals) is $2,000 or greater. Minimum Initial Premium Rider Annual Policy Fee waived in all years after condition is met.
(3)	Base Policy Expenses include both the Mortality and Expense Risk Fee and Administrative Fee. These expenses are deducted daily from assets allocated to the Separate Account to equal the annual % shown.
(4)	Deducted monthly from Policy value to equal the annual % shown.
(5)	Available for Policies issued on or after September 24, 2008. Other riders that may be used with the No Withdrawal Charge Rider are Guaranteed Lifetime Withdrawal Benefit and the Guaranteed Minimum Death Benefit – 1-Year "Periodic Step-Up."
(6)	We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.
(7)	REQUIRED for 403(b) Policies issued after January 1, 2002. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule applies in all states except SC and WA; in those states a 9-Year Premium Withdrawal Charge schedule applies. The PA 7-year schedule varies from this chart.
(8)	Also see the No Withdrawal Charge Rider in the BENEFITS AVAILABLE UNDER THE POLICY section. Only one free withdrawal rider may be selected for each Policy.
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(9)	The Expanded "Free" Withdrawal Rider is not available for Policies issued on or after January 1, 2010.
(10)	TSA Minimum Initial Premium Rider Annual Policy fee waived in all years after conditions is met.
(11)	The Value+ Option is not available for Policies issued on or after November 5, 2007.
(12)	Deducted from the Policy value monthly during the Accumulation and Withdrawal Phases. There are no fees during the Inactive Phase.
(13)	Traditional, SEP, Simple or Roth IRAs.
(14)	Beginning January 1, 2010, current GLWB Rider fees became effective on the next rider anniversary for all GLWB Riders except those already in the Withdrawal Phase. Fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009 and GLWB Riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010. All other GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but have not entered the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, are charged rates of 0.95% for Single Life and 1.10% for Joint Spousal. Current rates for GLWB Riders are subject to change as described in the CHARGES section.

The next table describes interest rates charged on amounts borrowed from the Policy, we may declare a lower current interest rate. Specific loan terms, including the current interest rate, are disclosed at the time of the loan application or issuance. You may contact us at 800-745-1112 to obtain current and maximum loan rates. For more information regarding Policy loans, see the LOANS section found later in this prospectus.

NET INTEREST CHARGED ON LOANS	When Deducted	Guaranteed Maximum Net Loan Rate	Current Net Loan Rate
LOAN ACCOUNT (effective annual rates)	Monthly	5.0%*	2.5%**

*       Showing maximum loan rate of 8.0%, netted against minimum 3% credited on borrowed amounts held in the Fixed Account.

**      Showing current loan rate of 7.0% netted against current 4.5% credited on borrowed amounts held in the Fixed Account.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. A complete list of Portfolio Companies available under the Policy, including their annual expenses may be found at the back of this document.

ANNUAL PORTFOLIO COMPANY EXPENSES
Expenses that are deducted from the Portfolio assets, including management Fees, distribution and/or service (12b-1) fees, and other expenses. (1)	Minimum	Maximum
Before fee waivers and expense reimbursements	0.24% (2)	2.10% (3)
After fee waivers and expense reimbursements	0.24% (2)	1.30% (3)

(1)	Portfolio Company Expenses as of December 31, 2020
(2)	Fidelity ® VIP Government Money Market Portfolio, Initial Class.
(3)	Third Avenue Value Portfolio. The fee waiver is expected to last one year and can be terminated at any time by the portfolio company.

Example

This Example is intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual Policy expenses, and Annual Portfolio Company Expenses.

The Example assumes that you invest $100,000 in the Policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Note that the Example assumes a $40 guaranteed maximum Policy fee for purposes of the "Maximum Policy Expenses," even though this fee currently would not be charged on a $100,000 Policy. Minimum Policy Expenses listed do not include the $40 Policy fee. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

9-year Withdrawal Charge

	Surrender Policy at the end of the time period. ($)				Annuitize Policy at the end of the time period. ($)				Policy is neither surrendered nor annuitized. ($)
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Expenses with GLWB – joint spousal (1)	$14,641	$27,027	$39,106	$64,339	$14,641	$19,783	$32,740	$64,339	$6,641	$19,783	$32,740	$64,339
Maximum Expenses with GLWB – single life (1)	$14,495	$26,589	$38,381	$62,925	$14,495	$19,348	$32,020	$62,925	$6,495	$19,348	$32,020	$62,925
Maximum Policy Expenses without GLWB Rider (2)	$13,572	$23,814	$33,790	$53,970	$13,572	$16,597	$27,466	$53,970	$5,572	$16,597	$27,466	$53,970
Minimum Policy Expenses (3)	$9,306	$12,063	$14,026	$15,437	$9,306	$4,063	$7,026	$15,437	$1,306	$4,063	$7,026	$15,437

(1)       Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.50% of other Policy value annual expenses for the most expensive combination of optional riders with a 9-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit ("EEPB") at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), and "Greater Of" Guaranteed Minimum Death Benefit), applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.10%).

(2)       Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.50% of other Policy value annual expenses for the most expensive combination of optional riders with a 9-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), and "Greater Of" Guaranteed Minimum Death Benefit), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.10%).

(3)       Minimum Policy Expense Fees. This example assumes current charges of 0.95% for Separate Account annual expenses, 0.10% of Policy value annual expenses for the 10% Free Withdrawal Rider, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.24%).

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7-year Withdrawal Charge

	Surrender Policy at the end of the time period. ($)				Annuitize Policy at the end of the time period. ($)				Policy is neither surrendered nor annuitized. ($)
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Expenses with GLWB – joint spousal (1)	$14,026	$25,380	$37,098	$66,875	$14,026	$20,846	$34,364	$66,875	$7,026	$20,846	$34,364	$66,875
Maximum Expenses with GLWB – single life (1)	$13,880	$24,946	$36,383	$65,488	$13,880	$20,414	$33,652	$65,488	$6,880	$20,414	$33,652	$65,488
Maximum Policy Expenses without GLWB Rider (2)	$12,959	$22,195	$31,858	$56,707	$12,959	$17,679	$29,142	$56,707	$5,959	$17,679	$29,142	$56,707
Minimum Policy Expenses (3)	$8,659	$10,143	$11,860	$19,281	$8,659	$5,143	$8,860	$19,281	$1,659	$5,143	$8,860	$19,281

(1)       Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.90% of other Policy value annual expenses for the most expensive combination of optional riders with a 7-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 7-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.10%).

(2)       Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.90% of other Policy value annual expenses for the most expensive combination of optional riders with a 7-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 7-year Withdrawal Charge, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.10%).

(3)       Minimum Policy Expense Fees. This example assumes current charges of 0.95% for Separate Account annual expenses, 0.10% of Policy value annual expenses for the 10% Free Withdrawal Rider, 0.35% for a 7-year Withdrawal Charge, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.24%).

5-year Withdrawal Charge

	Surrender Policy at the end of the time period. ($)				Annuitize Policy at the end of the time period. ($)				Policy is neither surrendered nor annuitized. ($)
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Expenses with GLWB – joint spousal (1)	$14,218	$26,817	$36,988	$68,010	$14,218	$21,373	$35,163	$68,100	$7,218	$21,373	$35,163	$68,100
Maximum Expenses with GLWB – single life (1)	$14,072	$26,384	$36,278	$66,727	$14,072	$20,943	$34,455	$66,727	$7,072	$20,943	$34,455	$66,727
Maximum Policy Expenses without GLWB Rider (2)	$13,151	$23,638	$31,779	$58,030	$13,151	$18,215	$29,967	$58,030	$6,151	$18,215	$29,967	$58,030
Minimum Policy Expenses (3)	$8,810	$11,602	$11,636	$20,884	$8,810	$5,602	$9,636	$20,884	$1,810	$5,602	$9,636	$20,884

(1)       Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 3.10% of other Policy value annual expenses for the most expensive combination of optional riders with a 5-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 5-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.10%).

(2)       Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 3.10% of other Policy value annual expenses for the most expensive combination of optional riders with a 5-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 5-year Withdrawal Charge, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.10%).

(3)       Minimum Policy Expense Fees. This example assumes current charges of 0.95% for Separate Account annual expenses, 0.10% of Policy value annual expenses for the 10% Free Withdrawal Rider, 0.50% for a 5-year Withdrawal Charge, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.24%).

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No Withdrawal Charge Rider

	Surrender Policy at the end of the time period. ($)				Annuitize Policy at the end of the time period. ($)				Policy is neither surrendered nor annuitized. ($)
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Expenses with GLWB – joint spousal (1)	$5,964	$17,890	$29,814	$59,613	$5,964	$17,890	$29,814	$59,613	$5,964	$17,890	$29,814	$59,613
Maximum Expenses with GLWB – single life (1)	$5,818	$17,451	$29,082	$58,149	$5,818	$17,451	$29,082	$58,149	$5,818	$17,451	$29,082	$58,149
Maximum Policy Expenses without GLWB Rider (2)	$4,891	$14,671	$24,448	$48,878	$4,891	$14,671	$24,448	$48,878	$4,891	$14,671	$24,448	$48,878
Minimum Policy Expenses (3)	$1,960	$6,059	$10,405	$22,462	$1,960	$6,059	$10,405	$22,462	$1,960	$6,059	$10,405	$22,462

(1)       Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 1.80% of other Policy value annual expenses for the combination of a No Withdrawal Charge Rider, the 1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit rider, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit rider (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.10%).

(2)       Maximum Policy Expense Fees without GLWB Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 1.80% of other Policy value annual expenses for the combination of a No Withdrawal Charge Rider, the 1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit rider, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.10%).

(3)       Minimum Policy Expense Fees. This example assumes current charges of 0.95% for Separate Account annual expenses, 0.75% of Policy value annual expenses for the No Withdrawal Charge Rider, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.24%).

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Suitability, Investment Risks, and Portfolio Company Risks

The Policy is unsuitable for short-term savings and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the 9-year surrender charge and the possibility for a tax penalty at the time of surrender. Funds allocated to the Fixed Account are subject to the claims paying ability of the Company. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time. Your Account Value will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others. Ameritas Life has the right to terminate the Policy if the Cash Surrender Value is less than $1,000 and no premiums have been paid in 36 months. Also, it is possible that either through low investment returns or interest credited to the Fixed Account, there may not be sufficient Policy Value to cover any applicable Policy fees. If this happens, the Policy Owner may need to add premium either to meet the 36 month rule, or to keep the Policy Value positive.

There is no assurance that any underlying portfolio will meet its objectives. Prospectuses are available at our website, https://www.ameritas.com/investments/fund-prospectuses or by calling 800-745-1112.

Surrender Risks

Upon a full surrender from your Policy, we deduct a withdrawal charge, if applicable, from the total Policy value. Withdrawal charges apply for up to 9 years after your last premium payment. Depending on your Policy value and the time at which you are considering surrender, there may be little or no Cash Surrender Value payable to you. Surrender of a Policy while a loan is outstanding could result in significant tax consequences. Following a full surrender of the Policy, or at any time the Policy value is zero, all of your rights in the Policy end.

Partial Withdrawal Risks

Upon a partial withdrawal from your Policy, we will deduct a withdrawal charge, if applicable. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

Loan Risks

Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.) On Policies issued after January 1, 2002 with the 403(b) Tax Sheltered Annuity Endorsement, we may charge a fee.

A Policy loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the investment options or receive any higher current interest rate credited to the Fixed Account.

If you surrender your Policy while there is an outstanding loan, there will generally be Federal income tax payable.

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Limitations on Access

We limit loans to amounts not less than $1,000 and partial withdrawals to amounts not less than $250, and require you to have not less than $1,000 in remaining Cash Surrender Value. We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone payments or any transfers out of a Subaccount if: (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determine by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we received your Written Notice requesting the surrender. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of the State where the Policy is delivered.

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the portfolio companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each Portfolio Company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (see GENERAL DESCRIPTION OF THE POLICY/Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See GENERAL DESCRIPTION OF THE POLICY/Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in in your Policy.

Market Timing Risks

Investments in variable annuity products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Tax Risks

Federal income tax laws may affect your investment in your Policy. This discussion is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). This prospectus is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. In addition, a 10% penalty may apply.

A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

Restrictions On Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a Premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

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THE COMPANY

The MEDLEY! Policy is offered and issued by Ameritas Life Insurance Corp. (the "Depositor"), 5900 O Street, Lincoln, Nebraska 68510.

Prior to May 1, 2007, the Policy was offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas Life, and the Separate Account (formerly named Ameritas Variable Life Insurance Company Separate Account V) was transferred from AVLIC to Ameritas Life. Policies previously issued by AVLIC are now Policies of Ameritas Life, which will service and maintain those Policies in accordance with their terms.

THE SEPARATE ACCOUNT

SEPARATE ACCOUNT

The Registrant is Ameritas Variable Separate Account VA-2 (the "Registrant"). The Separate Account (Ameritas Variable Separate Account VA-2) is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. Under Nebraska law, income, gains, and losses credited to or charged against, the Registrant reflect the Registrant's own investment experience and not the investment experience of the Depositor's other assets. The assets of the Registrant may not be used to pay any liabilities of the Depositor other than those arising from the Policies. The Depositor is obligated to pay all amounts promised to investors under the Policies. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

PORTFOLIO COMPANIES

The Policy allows you to choose from a wide array of investment options – each chosen for its potential to meet specific investment objectives.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%.

Information regarding each Portfolio Company, including (i) its name; (ii) its objective; (iii) its investment adviser and any sub-investment advisers; (iv) current expenses; and (v) performance, which is found in APPENDIX A. Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. You may obtain paper copies of the prospectuses at no cost by calling our Service Center at 800-745-1112 or by sending an email request to ALICTD@ameritas.com. You may also view the prospectuses on our website at https://www.ameritas.com/investments/fund-prospectuses.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable investment options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal.

Each Subaccount's underlying portfolio operates as a separate variable investment option, and the income or losses of one generally have no effect on the investment performance of any other. Restrictions and other material information related to an investment in the variable investment options are contained in the prospectuses for each of the underlying portfolios.

The portfolios are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

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VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material and have access to reports and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

THE FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option ("Fixed Account") where we bear the investment risk. When you select the No Withdrawal Charge Rider, you will earn a minimum interest rate that will yield at least 1% per year, compounded annually; otherwise, you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the guaranteed minimum rate per year for the life of the Policy. You may obtain the current declared interest rate for the Fixed Account at no cost by calling 800-745-1112 or by sending an email request to ALICTD@ameritas.com.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. The Fixed Account investment option is not available for Policies issued in the States of Oregon or Washington.

The value of the Fixed Account, along with the value in the Separate Account variable investment options and the Loan Account, constitute the total Policy Value. There are no Mortality and Expense Risk Fees deducted from the Fixed Account, unlike as are deducted from value in the Separate Account variable investment options. Transfers and Systematic Transfer Programs involving the Fixed Account may be limited to the terms defined in the Transfers, Dollar Cost Averaging, Portfolio Rebalancing and Earnings Sweep sections. See the POLICY PROVISIONS AND LIMITATIONS subsection. Decreases in the Fixed Account value, because they affect Policy value, could result in your Policy or riders being canceled as described in the Minimum Policy Value section. See POLICY PROVISIONS AND LIMITATIONS. Additional information regarding how the value of the Fixed Account is calculated may be found under the PURCHASES AND POLICY VALUE section.

We reserve the right to credit bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. New premium usually includes only money noted on your Policy application; however, we may include other premium payments we receive during the period prior to receipt of the money noted on your application, so long as you do not exceed total premium limits for Ameritas Life annuities. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. Until all premiums noted on your application are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

We transfer premium allocated to the EDCA monthly over a period of six months, beginning one month after the date we receive all new premium noted on your application. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining investment options you selected in your latest allocation instructions. We reserve the right to discontinue offering the EDCA program at any time.

All amounts allocated to the Fixed Account become assets of our General Account and are subject to the Company's claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability. Funds invested in the Fixed Account have not been registered and are not required to be registered under the Securities Act of 1933. The Fixed Account is not required to register as an investment company under the Investment Company Act of 1940 and is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures.

Refer to the Policy for additional details regarding the Fixed Account.

CHARGES

(► denotes Base Policy Fee; ❖ denotes Optional Rider Fee)

We may increase Current Fees, but we guarantee that each Current Fee will never exceed the corresponding Guaranteed Maximum Fee.

The following adds to information provided in the FEE TABLE section. Please review both prospectus sections for information on charges.

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TRANSACTION EXPENSES

► denotes Base Policy; ❖ denotes Optional Rider)

TRANSACTION EXPENSES
	Guaranteed Maximum Withdrawal Charges
DEFERRED SALES LOAD (OR SURRENDER CHARGE) (1)	Years since receipt of premium:
(deducted as a % of each premium withdrawn)	1	2	3	4	5	6	7	8	9	10+
► 9-Year Base Policy Withdrawal Charge	8%	8%	8%	7%	7%	6%	5%	4%	2%	0%
❖ 7-Year Withdrawal Charge Rider	7%	6%	5%	4%	3%	2%	1%	0%	-	-
❖ 5-Year Withdrawal Charge Rider	7%	7%	6%	4%	2%	0%	-	-	-	-
❖ No Withdrawal Charge Rider	0%	-	-	-	-	-	-	-	-	-
❖ 403(b) TSA Endorsement 7 Year Withdrawal Charge (2)	8%	8%	8%	7%	6%	5%	3%	0%	-	-
	Guaranteed Maximum Fees
EXCHANGE FEE (per transfer)
► First 15 transfers per Policy Year	NONE
► Over 15 transfers in one Policy Year, we charge	$10
LOAN ORIGINATION FEE (3,4)	$40
WIRE TRANSFER FEE (per wire) [5]	$14
(1)	Current Withdrawal Charges are the same as Guaranteed Maximum Withdrawal Charges. Premium Withdrawal Charges are lower in states that prohibit our charging the maximum rates shown in the chart.
(2)	We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.
(3)	On Policies issued after January 1, 2002 with the 403(b) Tax Sheltered Annuity Endorsement (not applicable to Policies issued prior to January 1, 2002 or in states where fee not approved). Waived if loan repayment is established on an automatic basis.
(4)	Current Loan Origination Fee is $25.
(5)	This is a charge by us and is not a Policy charge.

Surrender Charge

► We will deduct any applicable withdrawal charge from Policy value upon a full surrender or partial withdrawal. The fee is a percentage of each premium withdrawn, and decreases from 8% to 0% based on the number of years since receipt of premium, with 0% charged on and after 10 years from receipt of premium. We may also deduct a withdrawal charge from Policy value on the date annuity income payments begin from amounts applied to provide annuity payments. We do not assess a withdrawal charge on premiums after the second year since receipt that are then applied to the Life or Joint and Last Survivor annuity income options. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our General Account, including amounts derived from the mortality and expense risk charge. For a Policy issued as a 403(b) TSA Policy, any withdrawal charges will be waived after our receipt of satisfactory Written Notice on withdrawals:

(a)            upon your severance of employment after 9 years from the Policy Date;

(b)            due to your disability within the meaning of Code Section 72(m)(7) prior to your age 65.

The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). For withdrawal purposes only, all premiums are deemed to be withdrawn before any earnings.

Exchange Fee

The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee will be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

ANNUAL POLICY EXPENSES

Administrative Fee (also known as the Annual Policy Fee)

► We reserve the right to charge an annual Policy fee.

❖  The optional Minimum Initial Premium Rider has a current annual Policy fee.

Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value. For the optional Minimum Initial Premium Rider for TSA Policies, we will also waive the annual Policy fee for Policy Years when total net premium (premium less withdrawals) is $2,000 or greater. We currently waive any Policy fee if the Policy value is at least $50,000 on a Policy Anniversary. If you have purchased the optional Minimum Initial Premium Rider, the Minimum Initial Premium Rider Annual Policy Fee will be waived in all years after your Policy value is at least $50,000.

Base Policy Expenses

Base Policy Expenses include both the Mortality and Expense Risk Fee and Administrative Fee. These expenses are deducted daily from assets allocated to the Separate Account to equal the annual % shown.

Mortality and Expense Risk Charge

► We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

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Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges. If our charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our General Account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

Administrative Charges

Administrative fees help us cover our cost to administer your Policy.

Administrative Expense Fee

► This annual fee is reflected in the Accumulation Unit values for each Subaccount.

Optional Withdrawal Charge Riders

❖ The fees for optional withdrawal charge riders are a percentage of Policy value that is deducted monthly from Policy value. These fees continue as long as the Policy is in force. Your election of one of the optional withdrawal charge riders must be made at issue of the Policy. The Expanded "Free" Withdrawal Rider is not available for Policies issued on or after January 1, 2010.

Optional Free Withdrawal Riders

The base Policy does not have any free withdrawal provisions (allowing withdrawals not subject to a withdrawal charge).

However, optional free withdrawal riders are available: See the SURRENDERS AND WITHDRAWALS section of this prospectus for details. Current fees for optional free withdrawal riders are deducted from the Policy value on each Policy Month date, or if that date falls on a day other than a Business Day, the monthly charge will be deducted on the next Business Day.

❖ A No Withdrawal Charge Rider is available for Policies issued on or after September 24, 2008. The charge for this rider is a percentage of the Policy value that will be deducted from the Policy value for the life of the Policy, and is referred to in the Policy Schedule as the "Monthly Charge." This rider may not be cancelled and will terminate when the Policy terminates. The fees for this rider continue as long as the Policy is in force.

❖ The TSA No Withdrawal Charge Rider fees are a percentage of the Policy value that will be deducted monthly from Policy value for the life of the Policy. Withdrawal charge fee rates are lower for Large Policies (initial premium $25,000 or more) than for Small Policies. The withdrawal charge fee rate is also reduced when the Policy value exceeds $50,000 on a Policy Anniversary. This rider may not be cancelled and will terminate when the Policy terminates. The fees for this rider continue as long as the Policy is in force.

❖ The TSA Hardship Waiver Rider fees are a percentage of the Policy value that will be deducted monthly from Policy value while the rider remains in force. This rider automatically terminates if the Policy’s tax-qualified status is changed from a 403(b) to an IRA. This rider may be cancelled at any time prior to exercising any of its benefits. Once the rider's benefits are exercised, the rider may not be cancelled and will continue as long as the Policy’s tax-qualified status is a 403(b). The fees for this rider continue while it is in force.

403(b) Tax Sheltered Annuity Charges

403(b) Tax Sheltered Annuity endorsements issued after January 1, 2002 include a 403(b) TSA Endorsement 7-Year Withdrawal Charge schedule in all states except SC and WA. In those states, the base Policy 9-Year Withdrawal Charge schedule applies. The PA 7-Year schedule varies from the schedule used in other states. (We will provide you with the correct schedule for your state prior to your purchase of a Policy.) Charges for the endorsement are a percent of Policy value that will be deducted monthly from Policy value for the life of the Policy. The 403(b) TSA Endorsement also includes a loan option and waiver of withdrawal charge upon disability or severance of employment after the ninth Policy Anniversary.

Value+ Option Charge

❖ If you elected the Value+ Option, the charge will be deducted monthly and is a percentage of Policy value.

Guaranteed Lifetime Withdrawal Benefit ("GLWB") Charge

The guaranteed maximum and current annual charges for the GLWB rider are listed in the FEE TABLE section of this prospectus. Each fee is stated as a percentage that is multiplied by the Policy value. The current charge (0.95% annually for Single Life or 1.10% annually for Joint Spousal) will be deducted from the Policy value on each Monthly Anniversary, beginning with the Rider Activation Date except for the following where the fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for:

a.	GLWB riders that entered the Withdrawal Phase prior to May 1, 2009; and
b.	GLWB riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010.

Current fee rates for GLWB riders are subject to change as described below. If you activate this rider, the charges for the Policy and for the rider will be deducted from the GLWB Model you select. If you use a GLWB model consisting of multiple investment options, charges will be deducted pro-rata from the subaccounts in the model. If your GLWB model is comprised of a single investment option, charges will be deducted from that investment option.

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The rider charge is subject to change upon Rider Activation Date, Policy Anniversary, or upon reset as described in the Reset Feature section of the GLWB rider description. The rider charge will not exceed the guaranteed maximum fee for this rider listed in the FEE TABLE section. The rider charge will not be deducted while the rider is in the Inactive Phase, after the Policy value reduces to zero, or if the rider is terminated.

Other Optional Rider Charges

❖ Charges for each of the other optional riders are shown in this prospectus’ FEE TABLE.

WAIVER OF CERTAIN CHARGES

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

TAX CHARGES

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

COMMISSIONS PAID TO DISTRIBUTORS

Commissions paid to all Distributors may be up to a total of 7.5% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time. In calendar year 2020 we paid no conference sponsorship fees. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus.

PORTFOLIO COMPANY CHARGES

► Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' APPENDIX A section and are described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

GENERAL DESCRIPTION OF THE POLICY

POLICY RIGHTS

Annuitant

The Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments. The Owner also may be the Annuitant.

Death Of Annuitant

Upon the Annuitant’s death prior to 30 days before the Annuity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different beneficiaries.

Owner

The Owner (also referred to as Policy Owner) is the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

Death Of Owner

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

Beneficiary

Beneficiary(ies) means the person(s) designated to receive any benefits under the Policy upon the death of the Owner or, after annuity income payments begin, the death of the Annuitant.

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You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401, 403(b) or 457 qualified plan.

If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

Minor Owner Or Beneficiary

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

If death occurs before the Annuity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	the beneficiary is not the surviving spouse of the Policy Owner	- - -	Policy beneficiary receives the death benefit.
any Policy Owner	the beneficiary is the Policy Owner’s surviving spouse	- - -	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death as Federal law requires.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or after the Annuity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	There is a living joint Owner, and the Annuitant is living	- - -	surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Policy Owner	There is no surviving joint Owner, and the Annuitant is living	- - -	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
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If death occurs on or after the Annuity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Annuitant	any Policy Owner is living	there is no named contingent or joint Annuitant	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner	- - -	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

State Variations

State Specific Policy Specifications can be found in APPENDIX B.

Policy Changes

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

POLICY PROVISIONS AND LIMITATIONS

Minimum Policy Value

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' SURRENDERS AND WITHDRAWALS section for more information.

If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month. We will not impose a withdrawal charge on involuntary terminations.

Allocating Your Premiums

You may allocate your premiums among the variable investment options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us.
▪	For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

Transfers

The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
▪	We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by the close of the New York Stock Exchange (usually 3:00 p.m. Central Time) for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
-	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under
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this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.

-	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
▪	The first 15 transfers each Policy Year are free. Thereafter, transfers will result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
-	may be made only once each Policy Year;
-	may be delayed up to six months;
-	is limited during any Policy Year to the greater of:
-	25% of the Fixed Account value on the date of the transfer during that Policy Year;
-	the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.
▪	The amount transferred into the Fixed Account in any Policy Year cannot exceed 25% of the total value of all Subaccounts in which you are invested as of the last Policy Anniversary. Systematic transfers into the Fixed Account are not included in this restriction. Subject to our consent, if your balance in a Subaccount is less than $1,000, you may transfer that amount into the Fixed Account.
▪	For a Policy issued with a No Withdrawal Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account.
▪	We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
▪	If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Telephone Transactions

Telephone Transactions Permitted

▪	Transfers among investment options.
▪	Establish systematic transfer programs.
▪	Change of premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.
▪	You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

▪	Must be received by close of the NYSE (usually 3:00 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
▪	Will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

Third Party Services

Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election

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on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

Systematic Transfer Programs

We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon 30 days written notice to you.

Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio’s value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

As discussed at "The Fixed Account Fixed Interest Rate Option," we also reserve the right to credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging program. We refer to this bonus interest as EDCA. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets. See BENEFITS AVAILABLE UNDER THE POLICY for additional information on the EDCA.

The EDCA differs from the Dollar Cost Averaging program in two ways:

▪	We reserve the right to credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the EDCA. We do not credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the Dollar Cost Averaging program.
▪	The Dollar Cost Averaging program allows up to 36 months of transfers to be scheduled. The EDCA allows 6 months of transfers to be scheduled.

Dollar Cost Averaging Program Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.

Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.
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Asset Allocation Program

We may offer an asset allocation program using models. However, you have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program"). The Program consists of models that were originally developed by an unaffiliated third party investment adviser. The unaffiliated third party investment adviser provided research and business support services relating to the models and selected the specific funds to populate each model from those available in the Policy. Ameritas Life paid for these consultant services at no additional cost to the Policy Owners.

Prior to August 1, 2016, Ameritas Investment Corp. ("AIC"), an affiliate of ours and predecessor to Ameritas Investment Company, LLC, our underwriter, served as discretionary investment adviser for Program participants solely in connection with the development and periodic updates to the model portfolios. In this regard, AIC entered into an investment advisory agreement with each Policy Owner participating in the Program. In its role as investment adviser, AIC relied upon the recommendations of third parties to provide research and business support services and select the specific funds to populate the models. AIC's role as investment adviser for development of and periodic updates to the models terminated on August 1, 2016, and the models in the Program no longer undergo periodic updates.

Important Information Concerning the Asset Allocation Program after August 1, 2016

On and after August 1, 2016, the models in the Program no longer undergo periodic updates (the models became "static"). Any investment advisory agreement you previously entered into with AIC terminated, and AIC no longer makes updates to the models. Policy Owners received notice of the termination of their investment advisory agreement and additional notice that the models were becoming static. The models remain invested in accordance with the most recent model allocations made prior to August 1, 2016. You may continue rebalancing your allocation among the funds in your particular static model on a quarterly basis. You were not required to take any action to continue participating in a static model. You may allocate to a different static model or discontinue participating in static models.

To participate in the Program:

▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different investment option.
▪	You must allocate all of your Policy Value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but is just a tool; you will make your own selection. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
▪	If you are currently participating in a Program model and you make changes to your allocations outside the model, you will be considered as having withdrawn from the Program. You will be required to communicate with the Service Center if you wish to make a transfer or trade. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone transaction.
▪	You may participate in quarterly rebalancing where each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated monthly on our website and is available upon request.

The Program consists of five models, ranging from aggressive to conservative. On and after August 1, 2016, the static models will retain these descriptions. Because the models are no longer updated (are static), they may have shifted from their original investment objectives, and may continue to further shift over time. Original investment objectives were as follows:

  Aggressive Model – The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
  Capital Growth Model – The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.
  Balanced Model – The Balanced Model is for long-term investors who do not need current income and want some growth potential. The model is likely to entail some fluctuations, but presents less volatility than the overall equity market. Losses are still possible.
  Moderate Model – The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
  Conservative Model – The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

The Adding, Deleting, or Substituting Variable Investment Options Section below describes how changes to the Subaccounts' underlying portfolios will be addressed in the static models.

Potential Conflicts of Interest Relating to Program Models

We, and our affiliates, managed the competing interests that had the potential to influence the decision making with regard to the models by engaging a third party investment adviser to design the models and select the investment options for such models. Such competing interests included the following: AIC is compensated by us as principal underwriter for

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the Policies and as a distributor for a majority of our Policies. Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), have portfolios offered through the Policy. Certain Calvert Funds are sub-advised by Ameritas Investment Partners, Inc. ("AIP") an affiliate of ours. AIP is compensated for sub-advisory services it provides to Calvert Funds. Calvert Fund portfolios may or may not be included in the models. We may receive administrative services fees from other portfolios that are available as investment options or distribution fees. As a result of these competing interests the affiliated parties faced in this Program, there was an increased potential risk of a conflict of interest in these arrangements.

There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still result in losses. The models will remain unchanged; thus, the percentages of your Policy value allocated to each portfolio within the selected model will not be changed by us, and subsequent purchase payments will be invested in the same model unless we receive new instructions. Over time, the static model you select may no longer align with its original investment objective due to the effects of underlying portfolio performance and changes in underlying portfolio investment objectives. Therefore, your investment may no longer be consistent with your objectives. Portfolio rebalancing may help address this risk, but this is not guaranteed. You should consult with your financial professional about how to keep your allocations in line with your current investment goals.

We may discontinue the Asset Allocation Program at any time. We reserve the right to modify the terms of the Program. We may configure new static models from time to time. We will provide advance notice of any such changes to the Program and inform you of your options.

NON-PROGRAM GLWB MODELS

Beginning May 1, 2013, GLWB Models are offered outside of the Program described above and are permitted GLWB Models. These Non-Program GLWB Models are comprised of volatility managed funds, and for that reason, also may be referred to as "VM Models."

Each of the four Non-Program GLWB Models, or VM Models is comprised of a single investment option that is managed by the fund's investment adviser. Three of the VM Models (VM Growth Model, VM Moderate Growth Model, and VM Moderate Model) are managed by Calvert Research and Management ("CRM") and sub-advised by our affiliate, Ameritas Investment Partners, Inc. ("AIP"), subject to the oversight of CRM and the fund's Board of Directors. (See Potential Conflicts of Interest, below.) The strategies used by the VM Models limit the volatility risks associated with offering living benefit riders. In providing the VM Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and us, or any of our affiliates.

Non-Program GLWB Models available for use with the GLWB rider are:

▪	VM Managed Risk Model – For investors seeking to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. This investment may be appropriate for investors who are risk-averse and seek to protect capital. Losses are still possible.
▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

To elect a Non-Program GLWB Model:

▪	You must allocate all of your Policy value to one Non-Program GLWB Model.
▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different investment option.
▪	Performance of each VM Model is updated monthly on our website and is available upon request.
▪	You may not make changes to your allocations outside the Non-Program GLWB Models. Changes to allocations outside the Non-Program GLWB Models will be considered as having withdrawn from the model and risk termination of your GLWB rider. For this reason, you will not be able to execute trades online when you are using a Non-Program GLWB Model. You will be required to communicate with the Service Center if you wish to make a transfer or trade away from a Non-Program Model. The Service Center will communicate that your election to execute a trade away from a Non-Program Model will result in the discontinuance of the Non-Program GLWB Model for your Policy, prior to you being able to execute any telephone transaction.
▪	Additional safeguards apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation).
▪	If participation in the Non-Program GLWB Models terminates, including by death of the Owner, Policy value will reflect allocations to the model last selected before termination. Any additional premiums received after the death of the Owner will be returned.

These Non-Program GLWB Models also are allowable allocation models on Policies with an active GLWB rider. Owners of Policies with an active GLWB rider who are invested in Program GLWB Models may make a 100% allocation to one of the Non-Program GLWB Models. If you choose a Non-Program GLWB Model, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models.

The strategies used by the Non-Program GLWB Models seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, especially, but not limited to, during times when the market is appreciating.

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As a result, your Policy value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy value during sharp market losses, but nevertheless, you may still incur losses.

Potential Conflicts of Interest Relating to Non-Program GLWB Models

In providing investment sub-advisory services for the VM Growth Model, VM Moderate Growth Model, and VM Moderate Model, AIP is subject to competing interests that may influence its decisions. These competing interests typically arise because AIP serves as the sub-adviser to the underlying funds and we may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment sub-advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest see the underlying VM fund prospectuses.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the investment options that comprise the VM Models, including more information about conflicts of interest, see the prospectuses for the underlying investment options.

We may modify the available investment options, including selection of Non-Program GLWB Models, at any time. We also may discontinue use of a GLWB Model at any time. (See GLWB Rider section, Asset Allocation, under the BENEFITS AVAILABLE FOR POLICY section for additional information on discontinuation of an allowable allocation model).

The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the allowable models.

GENERAL ACCOUNT

The General Account includes all of our assets except those assets segregated in separate accounts. We have sole discretion to invest the assets of the General Account, subject to applicable law. Until your Policy is issued, any premium payments we receive are held in our General Account. Obligations under the Policy that are funded by Ameritas Life's General Account include the Fixed Account, the Loan Account, and fixed payments including death benefit proceeds. These obligations of the General Account are subject to the claims of our creditors and the claims paying ability of the Company . It is not a bank account and it is not insured by the FDIC or any other government agency.

POLICY OR REGISTRANT CHANGES

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount’s underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable investment options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Disruptive Trading Procedures

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

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Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

We reserve the right to reject or restrict transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, on-line, and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager’s restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

ANNUITY PERIOD

Annuity Income Benefits

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:

-    require investments to be allocated to our General Account, so are not variable.

-    may be subject to a withdrawal charge.

-    may be taxable and, if premature, subject to a tax penalty.

Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Date for premiums applied after the second year since receipt to the Life or Joint and Last Survivor annuity income options. However, the withdrawal charge does apply to Policy value placed under other annuity income options.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

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Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

When Annuity Income Payments Begin

You select the Annuity Date by completing an election form that you can request from us at any time. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

Selecting an Annuity Income Option

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed, and you will not be able to make other withdrawals from your policy. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: If you elect an annuity income option based on a life contingency (option 4 or 5), it is possible that only one annuity payment would be made under the annuity option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income options guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2 or 3).

Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

1.	Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2.	Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

3.	Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

4.	Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

5.	Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

6.	Lump Sum. Proceeds are paid in one sum.

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BENEFITS AVAILABLE UNDER THE POLICY

The following table summarizes information about the benefits available under the Policy.*

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Minimum Initial Premium Rider	Allows you to purchase the Policy for less than the $25,000 initial premium requirement.	Optional	0.55%

Only available at Policy issue.

Issue ages 0-85 for the owner and annuitant.

Not available in combination with the No Withdrawal Charge Rider.

The minimum premium can be as low as $2,000 for a non-qualified annuity or $50 for a qualified annuity. Additional payments can be as low as $1,000.

Enhanced Dollar Cost Averaging Program	Credit bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program.	Optional	None

Only available at Policy issue. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

Withdrawal Charge Riders (as listed below)	Shortens the withdrawal period from the Policy's standard 9-year period.

Only available at Policy issue.

Available for issue ages 0-85.

Each withdrawal must be at least $250.

7-Year, 5-Year and No Withdrawal Charge Riders are not available in SC and WA.

7-Year and 5-Year Withdrawal Charge Riders are not available with No Withdrawal Rider.

No Withdrawal Charge Rider is available for Policies issued on or after September 24, 2008.

Other riders that may be used with the No Withdrawal Charge Rider are Guaranteed Lifetime Withdrawal Benefit and the Guaranteed Minimum Death Benefit – 1-Year "Periodic Step-Up."

With the No Withdrawal Charge Rider are restrictions to the Fixed Account.

If you have the No Withdrawal Charge Rider, the death benefit equals: (a) if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes; (b) If death occurs prior to age 70, the death benefit as of the date satisfactory proof of death is received is equal to the greater of the adjusted sum of premiums or the Policy value.

▪ 7-Year Withdrawal Charge Rider		Optional	0.40%
▪ 5-Year Withdrawal Charge Rider		Optional	0.60%
▪ No Withdrawal Charge Rider		Optional	1.25%

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NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Free Withdrawal Riders (as listed below)	Allows access to certain Policy value without being subject to withdrawal charges.

Only available at Policy issue.

Only one free withdrawal rider may be selected for each Policy.

"Free withdrawal" riders are available for an additional monthly charge. Only one of these riders may be selected, and your selection must be made at the time of application.

These fees continue as long as the Policy is in force.

▪ 10% "Free" Withdrawal Rider ("10% Free" WD)	Allows you to withdraw, each Policy Year, up to 10% of your Policy value without deduction of a withdrawal charge.	Optional	0.15%	Available for issue ages 0-85. You may not carry forward the unused "free" withdrawal amount into the next Policy Year.
▪ Expanded "Free" Withdrawal Rider ("Expanded Free WD")	Allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value, minus prior "free" withdrawals taken since Policy issue, or any of your accumulated Policy earnings.	Optional	0.40%	Not available for Policies issued on or after January 1, 2010.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, a death benefit is paid to your Beneficiary(ies).

The death benefit equals the larger of: (a) your Policy value (without deduction of the withdrawal charge) on the later of the date we receive satisfactory proof of death or an annuity payout option election less any charge for applicable premium taxes; or (b) the sum of net premiums, less partial withdrawals.

		Standard	None
Guaranteed Minimum Death Benefit ("GMDB") Riders (as listed below)

These general restrictions/limitations apply to each of the three GMDB riders listed below. You may elect one of three optional Guaranteed Minimum Death Benefit Riders, for a charge. Available at issue only and not older than age 70. Your election cannot be changed or revoked. At your age 85, each rider terminates and the rider charges end. The death benefit becomes the standard death benefit.

May not be available in your state.

▪ 1-Year "periodic Step-Up" Guaranteed Minimum Death Benefit ("GMDB")	Provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB.	Optional	0.55%	Additional Restrictions/Limitations: During the first Policy Year, the GMDB is zero. The roll-up benefit is reduced by a proportional adjustment for partial withdrawals.
▪ 5% "Roll-Up" Guaranteed Minimum Death Benefit ("GMDB")	Provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the roll-up benefit.	Optional	0.75%	Additional Restrictions/Limitations: The roll-up benefit is reduced by a proportional adjustment for partial withdrawals.
▪ "Greater Of" Guaranteed Minimum Death Benefit ("Greater of" GMDB")	This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the greater of the step-up benefit GMDB or the roll-up benefit GMDB.	Optional	0.80%	See above general restrictions/limitations.

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NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
403(b) Tax Sheltered Annuity Endorsement ("403(b) Endorsement")	Basic endorsement for 403(b) TSA Policies. Shortens the withdrawal period for 403(b) Policies. Includes a loan option and waiver of withdrawal charge under certain circumstances.	Optional	0.40%

We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.

REQUIRED for 403(b) Policies issued after January 1, 2002. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule applies in all states except SC and WA; in those states a 9-Year Premium Withdrawal Charge schedule applies. The PA 7-year schedule varies from this chart.

TSA Minimum Initial Premium Rider Waived once Policy value is at least $50,000 on Policy Anniversary	Allows the minimum required initial premium to be lowered from $25,000 to as low as $0.	Optional	0.60%

We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.

403(b) TSA Endorsement Required.

Available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan.

Only available at Policy issue.

The initial premium for a 403(b) Policy may be as low as $0 so long as the annualized planned premium is at least $600 and the minimum modal premium is at least $50.

TSA Hardship Waiver Rider	Waives Withdrawal Charges for withdrawals of Policy value made while the Owner/Annuitant is suffering a hardship.	Optional	0.25%

We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.

403(b) TSA Endorsement Required.

Once the rider's benefits are exercised, the rider may not be cancelled. Requires you to provide us Notice.

Available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan.

Only available at Policy Issue.

TSA No Withdrawal Charge Riders	Allows withdrawals without a withdrawal charge.	Optional

We discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.

403(b) TSA Endorsement Required.

Available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan.

Only available at Policy Issue.

Large Case (Initial premium is $25,000 or greater.)			0.45%
Small Case (Initial premium is less than $25,000.)
When Policy value is $50,000 or less			0.55%
Once Policy value exceeds $50,000			0.45%

Value+ Option ("Value+)	Credits a bonus percentage to your Policy value on all premium payments you make during the first 9 Policy Years.	Optional	0.55%	Not available for Policies issued on and after November 5, 2007. Expenses for Value+ Option may exceed the credit you receive under certain circumstances.
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NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Estate Protection Benefit ("EPB") Rider Issue ages 0-70 Issue ages 71-80

We will credit this benefit to the Policy value upon death of the Policy Owner, in addition to your standard death benefit and any optional Guaranteed Minimum Death Benefit Rider that you elected. For joint Policy Owners, we will credit this benefit to the Policy value on the first death of a Policy Owner.

		Optional	0.40% 0.80%

Only available at Policy issue and cannot be removed.

Available for issue ages 0-80.

It is not available with Expanded Estate Protection Benefit Rider or No Withdrawal Charge Rider.

Owners bear risk of potential adverse tax treatment by IRS, which has not approved use of optional death benefits in IRAs.

Expanded Estate Protection Benefit ("EEPB") Rider Issue ages 0-70 Issue ages 71-80	The same benefits as the EPB plus it includes an additional benefit to offset gains from money from 1035 exchanges, transfers, and rollovers.	Optional	0.45% 1.00%

Only available at Policy issue and cannot be removed.

Available for issue ages 0-80.

It is not available with Estate Protection Benefit or the No Withdrawal Charge Rider.

Owners bear risk of potential adverse tax treatment by IRS, which has not approved use of optional death benefits in IRAs.

Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider Single Life Joint Spousal – for non-qualified and IRA plans only	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy value, until the death of the last surviving Covered Person.	Optional	0.95% 1.10%

Available for issue if the Policy Date is on or after November 5, 2007, and if the rider is approved in your state.

The rider may be issued in its Inactive Phase for any issue age 0 – 85. It may be issued in an active status when the Policy Owner is attained age 50 through attained age 85 years.

Policy expenses are higher when the GLWB is activated and if other optional riders are selected.

Once the rider is activated, no loans may be taken, and your allocations are limited to allowable allocation models.

A second request for a withdrawal Rider Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

* These options are currently only available at Policy issue, and most are only available if you are then not older than age 70. Certain options may not be available in combination with other options. See the Allowable Benefit Rider Combinations chart below. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. . See APPENDIX B: STATE SPECIFIC POLICY SPECIFICATIONS.

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(1)	This benefit is not available in SC and WA.
(2)	No Withdrawal Charge Rider is available for Policies issued on or after September 24, 2008.
(3)	Expanded "Free" Withdrawal Rider is not available for Policies issued on or after January 1, 2010.
(4)	403(b) TSA endorsements issued after January 1, 2002. We discontinued issuing new 403(b) TSA policies on June 30, 2012.
(5)	403(b) TSA Endorsement includes a 7-Year Withdrawal Charge schedule in all states except SC and WA; in those states the base Policy 9-Year Withdrawal Charge schedule applies. The PA 7-Year schedule varies from the schedule used in other states.
(6)	403(b) Tax Sheltered Annuity ("403(b) TSA) Endorsement required.
(7)	Value+ Option is not available for Policies issued on and after November 5, 2007.
(8)	GLWB Available for issue if the Policy Date is on or after November 5, 2007, and if the rider is approved in your state.

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ADDITIONAL INFORMATION ON BENEFITS AVAILABLE UNDER THE POLICY

Enhanced Dollar Cost Averaging ("EDCA") Program

We reserve the right to credit bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. New premium usually includes only money noted on your Policy application; however, we may include other premium payments we receive during the period prior to receipt of the money noted on your application, so long as you do not exceed total premium limits for Ameritas Life annuities. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. Until all premiums noted on your application are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

We transfer premium allocated to the EDCA monthly over a period of six months, beginning one month after the date we receive all new premium noted on your application. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining investment options you selected in your latest allocation instructions. We reserve the right to discontinue offering the EDCA program at any time.

"Free" Withdrawal Riders

The following Policy riders allow access to certain Policy value without being subject to withdrawal charges. There is a charge for these riders. For information about the charges for these riders, see this prospectus' FEE TABLES and CHARGES sections. For all Policies that are not issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" Withdrawal Rider, the Expanded "Free" Withdrawal Rider (not available for Policies issued on or after January 1, 2010), or the No Withdrawal Charge Rider must be elected at issue of the Policy. For all Policies that are issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" No Withdrawal Rider or one of the 403(b) TSA No Withdrawal Charge Riders must be elected at issue of the Policy.

The 10% "Free" Withdrawal Rider allows you to withdraw, each Policy Year, up to 10% of your Policy value without deduction of a withdrawal charge. Under this optional rider, Policy value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

The Expanded "Free" Withdrawal Rider, which is not available for Policies issued on or after January 1, 2010, allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value, minus prior "free" withdrawals taken since Policy issue, or any of your accumulated Policy earnings. (Accumulated Policy earnings are the excess of the Policy value over the net of premiums paid, plus any Value+ Credit amount, less any previous withdrawals of premium. Note that Value+ is not available for Policies issued on and after November 5, 2007.) Under this optional rider, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first – a "last-in, first-out" procedure.) The stated percentage of Policy value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

The No Withdrawal Charge Rider, which can only be attached to the Policy at issue, allows the Policy to be issued without any withdrawal charges. Other features of a Policy issued with the rider include:

▪	allocations and transfers to the Fixed Account have the following restrictions:
-	allocation of premium to the Fixed Account is limited to 25% of premium without prior approval;
-	the amount transferred to the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) is limited to 10% of the value of all Subaccounts on the most recent Policy Anniversary; and
-	we may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 day notice;
▪	if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes (See the Death Benefits section, below);
▪	the death benefit is proportionally adjusted for partial withdrawals.

In most jurisdictions, the "other features" listed above are included as part of the rider. However, in Massachusetts, Maryland, and Oregon, these features are incorporated into the base Policy that is issued with a No Withdrawal Charge Rider, rather than being made a part of the rider. For all Policies issued with a No Withdrawal Charge Rider, the rider may not be cancelled and will terminate only when the Policy terminates.

❖ The TSA Hardship Waiver Rider, available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan and which can only be attached to the Policy at issue, waives Withdrawal Charges for withdrawals of Policy value made while the Owner/Annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us.

❖ The TSA No Withdrawal Charge Riders, available only for Policies issued as 403(b) tax sheltered annuities and which can only be attached to the Policy at issue, allow the Policy to be issued without any withdrawal charges.

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❖Value+ Option

The Value+ Option is not available for Policies issued on or after November 5, 2007.

If you elected the Value+ Option, we will credit a bonus (the "Credit") to your Policy value. The Credit will be 4% on all premium payments you make during the first twelve months of the Policy. The Credit will be funded from our General Account and will be credited proportionately among the investment options you select for premiums. For premium payments received in Policy Years two through nine, we will credit lesser amounts equal to 4% times the decreasing ratios in the following schedule:

Year	Formula	Reduced Credit
2	4% x 8/9	3.56%
3	4% x 7/9	3.11%
4	4% x 6/9	2.67%
5	4% x 5/9	2.22%
6	4% x 4/9	1.78%
7	4% x 3/9	1.33%
8	4% x 2/9	0.89%
9	4% x 1/9	0.44%

Value+ Option Credits are treated as "earnings" for purposes of determining withdrawal charges and free withdrawal amounts on surrenders and partial withdrawals. Similarly, Credits are not treated as an "investment in the contract" for tax purposes. (See discussion of Withdrawals and Value+ Option Recapture, below.)

Value+ Option Charge

The annualized charge for the Value+ Option is currently 0.55% of the Policy value, which will be deducted each monthly activity date for the first nine Policy Years. We expect to make a profit on this option. If you expect to surrender the Policy in the first nine Policy Years, you should not elect the Value+ Option because the benefit from the Credit would be less than the charges paid for it. An Owner who holds a Policy for at least nine years will benefit from electing the Value+ Option. After nine Policy Years, both the Policy value and the Cash Surrender Value received upon full surrender of the Policy will be greater if the Value+ Option is elected, than if it had not been elected.

Withdrawals and Value+ Option Recapture

If the Value+ Option has been elected, all withdrawals and annuitizations during the first seven Policy Years will be subject to recapture of a portion of the Credit Value. The amount of the Credit Value assumed to be withdrawn is equal to the total withdrawal from the Policy value times the ratio of the Credit Value to the Policy value. In the first Policy Year, the Credit Value recaptured by Ameritas Life is one hundred percent (100%) of the Credit Value withdrawn. In Policy Years two through seven, we will reduce the recapture ratio one-ninth each year according to the following schedule:

Year	Percentage
2	89%
3	78%
4	67%
5	56%
6	44%
7	33%

EXAMPLE: If you paid $100 in premium in the first Policy Year, we credited $4 under this option. If at the end of five years this initial $4 credit has a value equal to $5 (Credit Value), we would recapture $2.80 (0.56 X $5), in the event you surrender your Policy.

No recapture will occur after the seventh Policy Year, and the Credit Value will be vested, subject to future increases or decreases for investment gains or losses. If you elected one of the optional free withdrawal charge riders, we will not recapture Credit Value on free withdrawal amounts. For purposes of calculating the withdrawal charge, withdrawals are considered to come from the oldest premium payment first, then the next oldest and so forth. Credit Value recaptured will be proportionate from your investment option allocations at the time of the withdrawal.

No recapture of the Credit Value will take place:

▪	if the Policy is annuitized and applied to a life contingent income option (assuming no premiums paid for two years prior to annuitization),
▪	if a death benefit becomes payable, or
▪	if distributions are required in order to meet minimum distributions requirements under the Internal Revenue Code.

In no event will the total dollar amount of the withdrawal charge plus recapture of the Credit Value exceed that percentage of premium stated below during the first seven years after a premium payment:

Age (in years of Premium Payment)	Maximum Percentage of Premium
1	12.5%
2	11.1%
3	10.2%
4	10.0%
5	9.0%
6	8.0%
7	7.0%
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Death Benefits

We will pay the death benefit after we receive satisfactory proof of death of an Owner’s death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of satisfactory proof of death, we will issue a lump-sum payment to the beneficiary.

Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

Unclaimed Death Benefit Proceeds

Every state has unclaimed property laws that generally declare life insurance and annuity policies to be abandoned after a period of inactivity of three to five years from the date any death benefit and/or annuity payment is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit and/or annuity payment from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, and personal information—including complete names and complete address—if and as they change.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary(ies). The death benefit equals the larger of:

(a)	your Policy value (without deduction of the withdrawal charge) on the later of the date we receive satisfactory proof of death or an annuity payout option election less any charge for applicable premium taxes; or
(b)	the sum of net premiums, less partial withdrawals.

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

No Withdrawal Charge Rider – Death Benefit

For Policies issued with the No Withdrawal Charge Rider, if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes.

If death occurs prior to age 70, the death benefit as of the date satisfactory proof of death is received is equal to the greater of the adjusted sum of premiums or the Policy value. The initial value of the adjusted sum of premiums is the initial premium. As of the day a subsequent premium is received by us, the adjusted sum of premiums is increased by the amount of that premium. As of the day that a partial withdrawal is made, the adjusted sum of premiums is decreased by the same proportion as the Policy value is decreased by the partial withdrawal.

IRS Required Distribution Upon Death of Owner

Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy

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of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are described in Appendix C of this prospectus.

Optional Death Benefit Riders

❖ Optional Guaranteed Minimum Death Benefit Riders

You may elect one of three optional Guaranteed Minimum Death Benefit Riders, for a charge. Your election must be made when the Policy is issued, and only if you and the Annuitant are then not older than age 70. Your election cannot be changed or revoked. At your age 85, each rider terminates and the rider charges end. The death benefit becomes the standard death benefit, which is the greater of the Policy value or the amount invested less withdrawals. (If your Policy also has the No Withdrawal Charge Rider, the death benefit becomes the Policy value.) Under these riders, if the Owner is not a natural person, you cannot change the Annuitant after the Guaranteed Minimum Death Benefit is elected. Each of the riders provides the opportunity to enhance the Policy’s death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus’ FEE TABLES and CHARGES sections for information on the charge for these riders. Only the "Periodic Step-Up" Guaranteed Minimum Death Benefit Rider is available with the No Withdrawal Charge Rider.

❖ Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit

This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. During the first Policy Year, the GMDB is zero. Until the termination of this rider, the GMDB is the step-up benefit, defined as (a) plus (b) minus (c) minus (d), where:

(a)   is the greater of:

(i)	the Policy value as of the most recent step-up date; or
(ii)	the step-up benefit immediately preceding the most recent step-up date

(b)   is any premiums paid since the most recent step-up date

(c)    is any partial withdrawals, including withdrawal charges, since the most recent step-up date

(d)   is a proportional adjustment for each partial withdrawal made since the most recent step-up date.

The proportional adjustment will never be less than zero. It equals the step-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The step-up benefit and Policy value used to compute the proportional adjustment are prior to the partial withdrawal.

EXAMPLE

Assume the following items (actual results will depend on Policy experience):

1.	Policy issued on January 1, 2012 with $100,000 single premium with no additional premiums or withdrawals;
2.	January 1, 2013 Accumulation Value increases to $104,000;
3.	January 1, 2014 Accumulation Value drops to $102,000;
4.	Owner dies on July 1, 2014 when Accumulation Value drops to $101,000.

The initial "Step-up" value on January 1, 2012 is $100,000. The first anniversary "Step-up" value is set to $104,000. The second anniversary "Step-up" value remains at $104,000 since the anniversary value of $102,000 is less than the prior "Step-up" value. On July 1, 2014 the death benefit is the larger of the "Step-up" value ($104,000) and the accumulation value ($101,000), or $104,000.

The step-up interval is stated in your Policy's schedule page for this rider. The step-up benefit for your attained ages 80-84 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. The step-up benefit expires upon termination of this rider, which is the Policy Anniversary nearest your 85th birthday.

❖ Optional 5% Roll-up Guaranteed Minimum Death Benefit

This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the roll-up benefit, defined as the greater of (a) or (b), where:

(a)   is the current Policy value, and

(b)   is the total of premiums paid less withdrawals (net premiums) accumulated at 5% simple interest, not to exceed 200% of net premiums.

EXAMPLE

Assume the following items (actual results will depend on Policy experience):

1.	Policy issued on January 1, 2012 with $100,000 single premium with no additional premiums or withdrawals;
2.	January 1, 2013 Accumulation Value increases to $104,000;
3.	January 1, 2014 Accumulation Value drops to $102,000;
4.	Owner dies on July 1, 2014 when Accumulation Value drops to $101,000.

The initial "Roll-up" value on January 1, 2012 is $100,000. The first anniversary "Roll-up" value is the initial value plus the 5% simple interest of $5,000 (5% of $100,000) or $105,000. The second anniversary "Roll-up" value increases by 5% simple interest to $110,000 ($105,000 plus 5% of $100,000). On July 1, 2014 the death benefit is the larger of the "Roll-up" value increased with 6 months of simple interest ($110,000 + $2,500 = $112,500) and the accumulation value ($101,000), so the death benefit would be $112,500.

The roll-up benefit is reduced by a proportional adjustment for partial withdrawals. This adjustment will never be less than zero. It equals the roll-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The roll up benefit and Policy value used to compute this adjustment are prior to the partial withdrawal.

The accumulation of net premiums, as described in (b) above, stops on the anniversary nearest your 80th birthday. The roll-up benefit for your attained ages 80-84 is the roll-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by subsequent premiums and withdrawals. The roll-up benefit expires upon termination of this rider, which is the Policy Anniversary nearest your 85th birthday.

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❖ Optional "Greater of" Guaranteed Minimum Death Benefit

This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the greater of the step-up benefit GMDB or the roll-up benefit GMDB.

❖ Optional Estate Protection Benefit Riders

❖ Estate Protection Benefit

For an additional charge you may purchase the Estate Protection Benefit ("EPB") Rider. The EPB must be elected and purchased at the time you apply for your Policy, and cannot be revoked once elected. We will credit this benefit to the Policy value upon death of the Policy Owner, in addition to your standard death benefit and any optional Guaranteed Minimum Death Benefit Rider that you elected. For joint Policy Owners, we will credit this benefit to the Policy value on the first death of a Policy Owner. On an annual basis, the charge for the EPB is determined by age of the Policy Owner at issue, as follows:

	Current Fee	Guaranteed Maximum Fee
Issue ages 0-70	0.30%	0.40%
Issue ages 71-80	0.70%	0.80%

This charge for the EPB is assessed monthly and applied to the Policy value for the life of the Policy Owner. This benefit is available only at Policy issue and may not be revoked if elected.

Calculation of the Benefit:

The amount of the EPB will be equal to 40% of the difference between your Policy value and the net premium payments used for determining the benefit base, provided the difference does not exceed 100% of the net premiums. The EPB is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EPB is calculated as follows:

40% X Benefit Base; where:

Benefit Base = (PVD – NPBB) < Benefit Cap, such that:

PVD = the Policy value on the date of the Policy Owner’s death prior to any death benefit calculations;

NPBB = net premiums used for the determination of the Benefit Base, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal. On each Policy Anniversary, NPBB is reset to the lesser of net premiums (NP) or the Policy value as of that anniversary, where:

NP = net premiums, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal, and

Benefit Cap = 100% of net premiums (NP) reduced by premiums received within a certain period of time prior to death. If death occurs in the first Policy Year, there is no reduction for premiums received prior to death. If death occurs in the second Policy Year, all premiums received in the second Policy Year reduce the net premium amount. If death occurs after the second Policy Year, only premiums received within the 12-month period prior to death reduce the net premium amount.

EXAMPLE

Assume the following items (actual results will depend on Policy experience):

(a)	Death occurs in Policy Year 5
(b)	PVD = $90,000
(c)	NP = $53,000
(d)	NPBB = $50,000
(e)	Premium received within 12 months prior to death = $14,000

From this information, the following is determined:

(a)	Benefit Cap = $53,000 - $14,000 = $39,000
(b)	Benefit Base = $90,000 - $50,000 = $40,000, which is greater than the Benefit Cap, so the Benefit Base = $39,000
(c)	EPB amount = 40% of $39,000 = $15,600

With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner’s death.

❖ Expanded Estate Protection Benefit ("EEPB")

For an additional charge, you may purchase the Expanded Estate Protection Benefit ("EEPB") rider in lieu of the EPB rider if you intend to exchange your existing annuity for a Medley! Policy. The exchange must qualify for tax-free exchange treatment under the Internal Revenue Code. You should consider purchasing this benefit if you have significant amounts of taxable gain in your existing annuity contract and you intend to exchange such contract. The EEPB was available only at Policy issue and once elected it may not be revoked.

The EEPB may be purchased for an annual charge applied as a percentage of Policy value based upon the age of the Policy Owner at time of issue, as follows:

	Current Fee	Guaranteed Maximum Fee
Issue ages 0-70	0.35%	0.45%
Issue ages 71-80	0.90%	1.00%

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Calculation of the Benefit:

The amount of the EEPB will be equal to 40% of the sum of: (a) the difference between your Policy value and the net premium payments used to determine the benefit base, and (b) a certain percentage of the premium exchanged into the Policy, provided the sum does not exceed 100% of the net premiums. The EEPB is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EEPB is calculated as follows:

40% X Benefit Base; where:

Benefit Base = [(PVD – NPBB) + (z% x Transfer Premium)] < Benefit Cap, such that:

PVD, NPBB, NP, and Benefit Cap have the same meanings as stated above for the EPB;

Transfer Premiums = premiums received as a result of a tax-free exchange or transfer. This includes premiums that qualify for IRC Section 1035 exchange treatment, and premiums that are a result of transfer, rollover, conversion or recharacterization; and

z = a percentage that varies by the number of years since receipt of appropriate Transfer Premiums as follows:

Years Since Receipt	%
1	10
2	20
3	30
4	40
5+	50

EXAMPLE

Assume the following items (actual results will depend on Policy experience):

(a)	Death occurs in Policy Year 3;
(b)	PVD = $110,000;
(c)	NP = $73,000;
(d)	NPBB = $70,000;
(e)	Transfer Premiums = $10,000;
(f)	Premium received within 12 months prior to death = $31,000.

From this information, the following is determined:

(a)	Benefit Cap = $73,000 - $31,000 = $42,000;
(b)	Benefit Base =[($110,000 - $70,000) + (30% x $10,000)] = $43,000, which is greater than the Benefit Cap, so Benefit Base = $42,000; and
(c)	EEPB amount = 40% of $42,000 = $16,800

With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner’s death.

With respect to IRAs, if you are purchasing the EPB or EEPB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EPB and EEPB is unclear. We believe that use of the EPB and EEPB endorsements and other optional death benefits should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL DEATH BENEFITS IN IRAS. THEREFORE, THE POLICY OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.

GLWB Rider

A Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is part of your Policy at the time of issue if the Policy Date is on or after November 5, 2007 and if the rider was approved in your state. The rider may have been issued in its Inactive Phase for any issue age 0 – 85. It may have been issued in an active status when the Policy Owner was age 49 years, six months and one day ("attained age 50") through age 85 years, 6 months ("attained age 85"). Active status riders are either in the Accumulation Phase or the Withdrawal Phase. You may activate the rider subject to the terms and conditions stated below.

The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until the death of the last Covered Person. Guarantees, which are obligations of the General Account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

GLWB Definitions

Benefit phases are defined as:

▪	Inactive Phase. The period of time when this rider is inactive. The Owner chooses when to end the Inactive Phase, but it cannot end before the Youngest Age 50.
▪	Accumulation Phase. The period of time between the Rider Activation Date and the first date of the Withdrawal Phase.
▪	Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
▪	Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount.

Covered Person(s).

▪	The Owner(s) of the Policy or;
▪	The Annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
▪	The spouses at the time the joint spousal option is selected.
▪	Once the rider is activated, no changes to the Covered Persons will be permitted.
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Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Rider Year exceed the Lifetime Withdrawal Benefit Amount in that Rider Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Rider Year without reducing the Benefit Base.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the 10-year period after the later of the Rider Activation Date or the most recent reset date.

Monthly Anniversary. The same date in a succeeding month as the Policy Date.

Premium Accumulation Value. The sum of premiums paid, accumulated at an annual compound rate of interest for a 10-year period during the Accumulation Phase beginning with the later of the Rider Activation Date or the most recent reset date. The rate of interest is:

▪	5% for the Rider Year in which no withdrawal is taken
▪	0% for the Rider Year in which a withdrawal is taken

The initial Premium Accumulation Value is determined as follows:

▪	If the Rider Activation Date is the same as the Policy Date, it is equal to the initial premium.
▪	If the Rider Activation Date is after the Policy Date, it is equal to the Policy value as of the Rider Activation Date.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Activation Date. The end of the Inactive Phase and the beginning of the Accumulation Phase or the Withdrawal Phase. It must coincide with a Monthly Anniversary and cannot occur before the Youngest Age 50.

Rider Year. For the first Rider Year, the period of time from the Rider Activation Date to the next Policy Anniversary. Subsequent Rider Years will coincide with Policy Years.

RMD. The required minimum distribution amount as defined by Internal Revenue Code Section 401(a)(9) and related Code provisions. It is based on the previous year-end Policy value of the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Youngest Age. The attained age of the youngest Covered Person.

Inactive Phase

The following apply during the Inactive Phase:

▪	No charges for the rider will be deducted from the Policy value.
▪	No restrictions are imposed on withdrawals other than those provided by the base Policy.
▪	No restrictions are imposed on asset allocations other than those provided by the base Policy.
▪	No determinations are made of Premium Accumulation Value, Maximum Anniversary Policy Value, or Benefit Base as they apply to the benefits and provisions of the GLWB rider.

The end of the Inactive Phase coincides with the Rider Activation Date.

Activation of Rider

Rider Activation Date

The rider will be activated on the Monthly Anniversary following our receipt of the properly completed service forms, but no earlier than the Youngest Age 50.

Once the rider is activated, no Policy loans may be taken.

Rider Charges

The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the FEE TABLE section of this prospectus. Other information about the rider charges is discussed in the CHARGES section.

Asset Allocation

Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Policy. By activating the rider, you agree that your Policy value will be invested in one of certain allowable allocation models while the rider is active.

The Program GLWB Models currently available for use with the GLWB rider are: GLWB Balanced, GLWB Moderate, and GLWB Conservative. The conditions of the Asset Allocation Program will apply, and you agree to a rebalancing schedule for the Program GLWB Models. You are permitted to transfer your total Policy value from one Program GLWB Model to another Program GLWB Model. However, changes to your allocations outside the allowable models will terminate the rider. Only you can select the allowable allocation model best for you.

Allowable allocation models include certain Non-Program GLWB Models. The Non-Program GLWB Models available for use with the GLWB rider are: VM Managed Risk Model, VM Growth Model, VM Moderate Growth Model, and VM Moderate Model. Each of the four Non-Program GLWB Models is comprised of a single investment option that is managed by the fund's investment adviser. Once you elect (or transfer to) a Non-Program GLWB Model, your allowable GLWB Models will be limited to Non-Program GLWB Models.

Premium payments made to the Policy value during the Accumulation Phase and Withdrawal Phase will be credited proportionally to the Subaccount(s) in the allowable allocation model you have selected. All withdrawals will be deducted proportionally from the Subaccount(s) in the allowable allocation model.

We have the right to discontinue access to an allowable allocation model. If an allowable allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another

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allowable allocation model, we will transfer all funds from the discontinued allocation model to a default model as specified in the notice. You may later request to transfer your total Policy value from the default model to any of the remaining allowable allocation models. If the default model specified is a Non-Program GLWB Model, your allowable allocation models will be limited to Non-Program GLWB Models.

We will notify you in the event any transaction you request will involuntarily cause your GLWB rider to terminate for failure to invest according to an allowable allocation model. We will require you to sign a form to terminate your GLWB rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

Single Life Option – Rider Election by Surviving Spouse

This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401, 403(b) or 457.

If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may elect to add the rider for his or her life.

a.	If the surviving spouse has not reached attained age 50, the rider will become inactive and will enter the Inactive Phase.
b.	If the surviving spouse has reached attained age 50, the rider may be activated into the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy value. The charge for the rider will equal the charge in effect for new issues of the same rider and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.

If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person’s death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person’s death.

Joint Spousal Option – for Non-Qualified and IRA Plans

Effective May 1, 2010, the joint spousal option is available for Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). (Policies issued prior to that date were permitted to be issued under the joint spousal option only if they were tax non-qualified.) Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

Accumulation Phase

Reset Feature

On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

At the time of a reset:

1.	A new 10-year period begins for:
a.	Premium Accumulation Value; and,
b.	Comparison of anniversary Policy values to determine the Maximum Anniversary Policy Value.
2.	The charge for the rider will equal the charge in effect for new issues of the same rider.
3.	If the charge increases, we will notify you within 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the FEE TABLES section of this prospectus.
4.	You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was originally activated. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

Withdrawals

You are permitted one withdrawal per Rider Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Policy Date. A second request for a withdrawal in a Rider Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

A withdrawal will reduce the Premium Accumulation Value and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Premium Accumulation Value and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

a – (a * (b / c))

where:

a = Premium Accumulation Value or Maximum Anniversary Policy Value prior to the withdrawal;

b = withdrawal amount;

c = Policy value prior to the withdrawal

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Example:

Assume the following items (actual results will depend on Policy experience):

Premium Accumulation (a)	= $100,000
Maximum Anniversary Policy Value (a)	= $115,000
Withdrawal Amount (b)	= $ 20,000
Policy Value before the withdrawal (c)	= $120,000

Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:

a = $100,000

b = $ 20,000

c = $120,000

Premium Accumulation after the partial withdrawal

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.16667))

= $100,000 – ($16,666.67)

= $83,333.00

The effect of the partial withdrawal on the Maximum Anniversary Policy Value assumed above would be $95,832.95, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

Withdrawal Phase

You may choose to begin withdrawal payments no sooner than 30 days after the Policy Date and no later than 60 days after the date we receive the properly completed service form in our office.

Benefit Base

The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

The initial Benefit Base equals the greatest of the following, determined at the beginning of the Withdrawal Phase:

▪	Policy value
▪	Premium Accumulation Value
▪	Maximum Anniversary Policy Value

The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

Lifetime Withdrawal Benefit Amount ("LWBA")

We guarantee, as an obligation of our General Account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person. Total withdrawals in a Rider Year that do not exceed the LWBA will not be subject to withdrawal charges as provided by the base Policy and any other rider issued with the base Policy.

The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Youngest Age at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:

▪	4.0% - ages 50 through 54
▪	4.5% - ages 55 through 59
▪	5.0% - ages 60 through 64
▪	5.5% - ages 65 through 69
▪	6.0% - ages 70 through 74
▪	6.5% - ages 75 through 79
▪	7.0% - age 80 and older

At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the lifetime distribution factor to the adjusted Benefit Base.

You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

Impact of Withdrawals on Benefit Base

Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Rider Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. Also, if you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. However, any withdrawal amount that causes total withdrawals in a Rider Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

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At the time a withdrawal is taken, if the total withdrawals in a Rider Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction in the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

_____x____

(y – (z – x))

where:

x = Excess Withdrawal amount with respect to LWBA;

y = Policy value immediately prior to the withdrawal;

z = total amount of the current withdrawal.

Example:

Assume the following items (actual results will depend on Policy experience):

Benefit Base	= $100,000
LWBA	= $ 5,000
Partial Withdrawal Amount (z)	= $ 7,000
Excess Partial Withdrawal Amount (x)	= $ 2,000
Policy Value Prior to Withdrawal (y)	= $ 90,000

The proportional reduction factor: x/(y – (z-x)) = 2,000 / (90,000 – (7,000-2,000)) = 0.02353

The effect on the Benefit Base is: $100,000 x 0.02353 = $2,353

Applying the reduction to the Benefit Base: $100,000 - $2,353 = $97,647

A reduction in the Benefit Base will reduce the LWBA.

No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

Step-Up of Benefit Base

On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums

Additional premium payments made during the Withdrawal Phase will:

1.	increase the Policy value according to the provisions of the Policy; and,
2.	increase the Benefit Base; and,
3.	increase the LWBA.

Premium payments made during the Withdrawal Phase may not exceed $100,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

Guaranteed Phase

If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:

a.	the monthly rider charge will no longer be deducted; and,
b.	the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
c.	no additional premiums will be accepted; and,
d.	no additional step-ups will occur; and,
e.	any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
f.	the Policy and any other riders will cease to provide any death benefits.

Death Benefit

Upon the death of the last Covered Person, the beneficiary will elect to receive either the Death Benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Termination of Rider

Except as otherwise provided under the Single Life Option – Rider Election by Surviving Spouse section, the rider will terminate without value on the earliest occurrence of any of the following dates:

1.	the date of death of the last surviving Covered Person;
2.	the date there is a change of Owner;
3.	the date annuity payments commence under an annuity income option as described in the Policy;
4.	the date an Excess Withdrawal is taken such that the LWBA is less than $100;
5.	the date any asset allocation requirement is violated;
6.	the date a loan is taken from the Policy, as applicable, during the Accumulation Phase or the Withdrawal Phase;
7.	the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.

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If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:

a.	apply the Policy value under an annuity income option described in the Policy, or
b.	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

PURCHASES AND POLICY VALUE

Policy Application and Issuance

The Policy is not available for new sales. You purchased your Policy by submitting an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any premium for regulatory reasons, or if the premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, and Section 457 deferred compensation plans, subject to certain limitations. We will issue no 403(b) (TSA) policies for plans that currently do not use Medley! after April 30, 2012, and we will issue no new Policies to participants in 403(b) (TSA) plans that currently use the Medley! variable annuity after June 30, 2012. See this prospectus' TAXES section and Appendix C: Tax-Qualified Plan Disclosures for details regarding all pension or deferred compensation plans. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
▪	Your premium allocations must be completed in whole percentages, and total 100%.
▪	Initial premium must meet minimum premium requirements.
▪	Your signature and your agent's signature must be on the application.
▪	Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
▪	City, state and date application was signed must be completed.
▪	If you have one, please give us your email address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
▪	Your agent must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting of your initial premium payment made by personal check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

Initial Premium

▪	The only premium required. All others are optional.
▪	Must be at least $25,000. If you purchase the optional Minimum Initial Premium Rider, it must be at least $2,000 for all plans, except 403(b) tax-sheltered annuities. The initial premium for a 403(b) Policy may be as low as $0 so long as the annualized planned premium is at least $600 and the minimum modal premium is at least $50. We have the right to change these premium requirements.

Additional Premiums

▪	Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
▪	Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.
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Allocating Your Premiums

You may allocate your premiums among the variable investment options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us.
▪	For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

Your Policy Value

On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

(a)	the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
(b)	the daily administrative expense fee; minus
(c)	the daily mortality and expense risk charge; and this result divided by
(d)	the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made. Telephone transactions, if received by the close of the NYSE (usually 3:00 p.m. Central Time), will be processed that Business Day. If received later, the transaction will be processed the next day the NYSE is open.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Fixed Account Value

The Policy value of the Fixed Account on any Business Day equals:

(a)	the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
(b)	any net premiums credited since the end of the previous Policy Month; plus
(c)	any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
(d)	any transfer and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
(e)	any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
(f)	the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
(g)	the Fixed Account’s share of charges for any riders; plus
(h)	interest credited on the Fixed Account balance.

Principal Underwriter

Ameritas Investment Company, LLC ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct wholly-owned subsidiary of Ameritas Life. AIC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. All persons selling the Policy will be registered representatives and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

SURRENDER AND WITHDRAWALS

(❖ = Optional Rider)

There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date.

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Withdrawals

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for optional "free" withdrawals you may have elected, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

For purposes of the withdrawal charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first – a "last-in, first-out" procedure.)

The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. Partial withdrawals may reduce the death benefit as provided by the Policy and other riders as applicable.

Withdrawal Rules

Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.

▪	Minimum withdrawal is $250.
▪	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
▪	Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
▪	The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
▪	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

We will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

❖ "Free" Withdrawal Riders

The following Policy riders allow access to certain Policy value without being subject to withdrawal charges. There is a charge for these riders. For information about the charges for these riders, see this prospectus' FEE TABLE and CHARGES sections. For all Policies that are not issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" Withdrawal Rider, the Expanded "Free" Withdrawal Rider (not available for Policies issued on or after January 1, 2010), or the No Withdrawal Charge Rider must be elected at issue of the Policy. For all Policies that are issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" No Withdrawal Rider or one of the 403(b) TSA No Withdrawal Charge Riders must be elected at issue of the Policy.

❖ The 10% "Free" Withdrawal Rider allows you to withdraw, each Policy Year, up to 10% of your Policy value without deduction of a withdrawal charge. Under this optional rider, Policy value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

❖ The Expanded "Free" Withdrawal Rider, which is not available for Policies issued on or after January 1, 2010, allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value, minus prior "free" withdrawals taken since Policy issue, or any of your accumulated Policy earnings. (Accumulated Policy earnings are the excess of the Policy value over the net of premiums paid, plus any Value+ Credit amount, less any previous withdrawals of premium. Note that Value+ is not available for Policies issued on and after November 5, 2007.) Under this optional rider, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first – a "last-in, first-out" procedure.) The stated percentage of Policy value

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available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

❖ The No Withdrawal Charge Rider, which can only be attached to the Policy at issue, allows the Policy to be issued without any withdrawal charges. Other features of a Policy issued with the rider include:

▪	allocations and transfers to the Fixed Account have the following restrictions:
-	allocation of premium to the Fixed Account is limited to 25% of premium without prior approval;
-	the amount transferred to the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) is limited to 10% of the value of all Subaccounts on the most recent Policy Anniversary; and
-	we may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 day notice;
▪	if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes (See BENEFITS AVAILABLE UNDER THE POLICY);
▪	the death benefit is proportionally adjusted for partial withdrawals.

In most jurisdictions, the "other features" of the No Withdrawal Charge Rider, as listed above, are included as part of the rider. However, in Massachusetts, Maryland, and Oregon, these features are incorporated into the base Policy that is issued with a No Withdrawal Charge Rider, rather than being made a part of the rider. For all Policies issued with a No Withdrawal Charge Rider, the rider may not be cancelled and will terminate only when the Policy terminates.

❖ The TSA Hardship Waiver Rider, available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan and which can only be attached to the Policy at issue, waives Withdrawal Charges for withdrawals of Policy value made while the Owner/Annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us.

❖ The TSA No Withdrawal Charge Riders, available only for Policies issued as 403(b) tax sheltered annuities and which can only be attached to the Policy at issue, allow the Policy to be issued without any withdrawal charges.

Delay of Payments

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of the State where the Policy is delivered.

Revocation Rights

If you are not satisfied with the Policy, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater. This Policy is no longer available for sale.

LOANS

Loans (403(b) Plans Only)

Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. The Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy Year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.) On Policies issued after January 1, 2002 with the 403(b) Tax Sheltered Annuity Endorsement, we may charge a fee (currently $25; guaranteed maximum is $40) for each loan as a loan origination fee; however, this fee will be waived if loan repayment is established on an automatic basis. (This charge does not apply to Policies issued prior to January 1, 2002 or to loans made in states where origination fees are not approved.)

Minimum and Maximum Loan Amounts

Minimum - $1,000. Each loan must individually satisfy this minimum amount.

Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owed during the previous 12 months, or (ii) 50% of your Policy value.

How Loans are Processed

All loans are made from our General Account. We transfer Policy value to our General Account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within seven Business Days.

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Loan Interest

Interest rate charged on loan balance: guaranteed maximum rate is 8%; we may declare a lower current interest rate. Interest rate credited to Policy value that is collateral for the loan: guaranteed minimum rate is 3%; we may declare a higher current interest rate. Amounts used as collateral for loans under your Policy do not participate in the performance of the investment options. Therefore, loans can affect your Policy value and death benefit regardless of whether or not they are repaid. You may contact us at 800-745-1112 to obtain current loan and collateral rates.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

Any Policy loan balance must be repaid prior to the activation of the GLWB rider. Once the GLWB rider is activated, no Policy loans may be taken.

Policy Distributions, including Annuity Income Payments

While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

Transferring the Policy

We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

TAXES

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is not intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

▪	after the taxpayer reaches age 59 1/2;
▪	upon the death of the Owner;
▪	if the taxpayer is defined as totally disabled;
▪	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
▪	under an immediate annuity; or
▪	under certain other limited circumstances.

Taxation of Annuity Payments

Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your annuity, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method

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being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

Tax Treatments by Type of Owner

A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans including:

▪	Tax Sheltered Annuities, Code Section 403(b);
▪	Individual Retirement Annuities (IRAs), Code Section 408(b);
▪	Simplified Employee Pension (SEP IRA), Code Section 408(k);
▪	Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
▪	Roth IRAs, Code Section 408A.

The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). While most of these provisions became effective January 1, 2009, the new regulations on tax-free exchanges of contracts became effective September 24, 2007. The new 403(b) regulations allow for the exchange of annuity contracts if the plan sponsor (employer) and the contract provider (insurance company) agree to share certain information. This contrasts with prior rules, when a contract Owner (employee) and the insurer(s) could complete an exchange without directly involving the plan sponsor. We discontinued issuing new 403(b) TSA Policies on June 30, 2012. We will continue to provide services for existing Policies.

We will follow the IRS Regulations to help assure that the steps we and your plan sponsors take will maintain the tax-deferred nature of your 403(b) contract. Our Service Center is available to assist you with any of your contract needs.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time have a material adverse effect on any or all of the above.

FINANCIAL INFORMATION

FINANCIAL STATEMENTS

Financial statements of the Subaccounts of the Separate Account and our Company are included in the Statement of Additional Information. To learn how to obtain a copy, see the Table of Contents page or the last page of this prospectus.

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APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of portfolio companies available under the Policy. More information about the portfolio companies is available in the prospectuses for the portfolio companies, which may be amended from time to time and can be found online at https://www.ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-745-1112 or by sending an email request to ALICTD@ameritas.com.

Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.

POSSIBLE ALLOCATIONS CHART

The following is a summary of the possible allocations of Policy value an Owner may make:

If your Policy was issued WITHOUT a GLWB rider, or was issued WITH a GLWB rider that is currently INACTIVE, you may allocate your Policy value to one of the following options:
You may allocate to any combination of available Subaccounts (variable investment options listed on Portfolio Companies Available Under the Policy chart below) and the Fixed Account.(1)	You may allocate to any one of the five available Asset Allocation Program models: (2) ▪ Aggressive ▪ Capital Growth ▪ Balanced ▪ Moderate ▪ Conservative

If your Policy was issued WITH a GLWB rider that is currently ACTIVE, you may allocate your Policy value to one of the following options:
You may allocate to any one of the three allowable Program GLWB Models: (3,4) ▪ GLWB Balanced ▪ GLWB Moderate ▪ GLWB Conservative

You may elect one of the four allowable Non-Program GLWB Models: (5,6)

▪  VM Managed Risk

▪  VM Growth

▪  VM Moderate Growth

▪  VM Moderate

Once you elect to transfer to a Non-Program GLWB Model, your allowable GLWB Models will be limited to Non-Program GLWB Models.

You may NOT allocate any Policy value to the Subaccounts, the Fixed Account, or the Asset Allocation Program models.
(1)	Combinations of available Subaccounts and the Fixed Account are subject to limitations. See Portfolio Companies Available Under The Policy chart below.
(2)	Requires that you meet conditions for participation in the Program. Asset Allocation Program models use fund-specific model recommendations originally developed by an unaffiliated third party investment adviser. The Program models are now static.
(3)	Requires that you meet conditions for participation in the Program. Program GLWB Models use fund-specific model recommendations originally developed by an unaffiliated third party investment adviser. Program GLWB Models are now static.
(4)	If you use a Program GLWB Model, you may elect to transfer to another Program GLWB Model or you may elect to transfer to a Non-Program GLWB Model. However, if you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models. Thereafter, your allowable GLWB Models will be limited to Non-Program GLWB Models.
(5)	The Non-Program GLWB Models (also referred to as "VM Models") each consists of a single investment option. Three of the VM Models (VM Growth, VM Moderate Growth, and VM Moderate) receive investment sub-advisory services from Ameritas Investment Partners, Inc., an affiliate. See the Non-Program GLWB Models section, below.
(6)	If you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program. You will not be allowed to return to Program GLWB Models.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio's Company's past performance is not necessarily an indication of future performance.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses*	Average Annual Total Returns As of 12/31/2020
			1 year	5 year	10 year
Current income and long-term capital appreciation.	Alger Balanced Portfolio, Class I-2, Fred Alger Management, LLC	1.07%	10.23%	9.79%	8.05%
Capital growth by investing in common stocks. Income is a secondary objective.	American Century VP Disciplined Core Value Fund, Class I, American Century Investment Management, Inc.	0.70%	11.81%	12.02%	11.64%
Long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund, Class I, American Century Investment Management, Inc.	0.85%	1.21%	9.34%	10.42%
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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses*	Average Annual Total Returns As of 12/31/2020
			1 year	5 year	10 year
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund, Class P2, Capital Research and Management Company (SM) / Milliman Financial Risk Management LLC	0.90%	5.88%	7.91%	--**
Seeks to provide long-term capital appreciation.	American Funds IS New World Fund, Class 2, Capital Research and Management Company (SM)	0.84%	23.58%	13.33%	6.54%
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400®Index (S&P 400 Index). [2]	BNY Mellon MidCap Stock Portfolio, Service Shares, BNY Mellon Investment Adviser, Inc.	1.12%	7.85%	7.63%	9.75%
Investing to correspond with the returns of the MSCI EAFE Index.	Calvert VP EAFE International Index Portfolio, Class I, Calvert Research and Management	0.48%	7.77%	7.20%	4.89%
Investing to correspond with the returns of the Bloomberg Barclays U.S. Aggregate Bond Index.	Calvert VP Investment Grade Bond Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. ("AIP") [3]	0.32%	7.34%	4.24%	3.62%
Investing to correspond with the returns of the NASDAQ 100 Index.	Calvert VP Nasdaq 100 Index Portfolio, Class I, Calvert Research and Management / AIP [3]	0.48%	48.23%	23.63%	19.94%
Investing to correspond with the returns of the Russell 2000 Index.	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I, Calvert Research and Management / AIP [3]	0.39%	19.64%	12.93%	10.64%
Investing to correspond with the returns of the S&P 500 Index.	Calvert VP S&P 500 Index Portfolio, Calvert Research and Management / AIP [2,3]	0.28%	18.10%	14.87%	13.49%
Investing to correspond with the returns of the S&P MidCap 400 Index.	Calvert VP S&P MidCap 400 Index Portfolio, Class I, Calvert Research and Management / AIP [2,3]	0.33%	13.32%	12.00%	11.06%
Total return.	Calvert VP SRI Balanced Portfolio, Class I, Calvert Research and Management	0.63%	15.26%	11.01%	9.44%
Long-term capital appreciation.	Calvert VP SRI Mid Cap Portfolio [1], Calvert Research and Management	0.99%	12.25%	11.03%	10.60%
Growth and income.	Calvert VP Volatility Managed Growth Portfolio, Class F, Calvert Research and Management / AIP [3]	0.90%	2.15%	6.82%	--**
Income and growth.	Calvert VP Volatility Managed Moderate Growth Portfolio, Class F, Calvert Research and Management / AIP [3]	0.89%	3.82%	7.04%	--**
Current income.	Calvert VP Volatility Managed Moderate Portfolio, Class F, Calvert Research and Management / AIP [3]	0.88%	5.28%	6.79%	--**
Long-term capital growth.	DWS International Growth VIP, Class A, DWS Investment Management Americas, Inc.	0.92%	22.69%	11.78%	7.90%
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A, DWS Investment Management Americas, Inc.	0.84%	-0.80%	5.51%	6.94%
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio, Service Class 2 [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.85%	14.54%	8.34%	7.07%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.	Fidelity® VIP Asset Manager: Growth Portfolio, Service Class 2 [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.94%	16.95%	9.82%	8.27%
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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses*	Average Annual Total Returns As of 12/31/2020
			1 year	5 year	10 year
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Service Class 2 [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.86%	30.23%	15.90%	13.23%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	Fidelity® VIP Equity-Income PortfolioSM, Service Class 2 [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.78%	6.44%	10.41%	9.89%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [4,5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.24%	0.32%	0.97%	0.52%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Service Class 2 [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.87%	43.55%	21.02%	16.96%
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Service Class 2 [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.92%	2.42%	6.70%	5.30%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Service Class 2 [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.64%	9.16%	5.18%	4.08%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Service Class 2 [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.87%	17.87%	10.79%	9.22%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Service Class 2 [5], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund and FMR Investment Management (UK) Limited (FMR UK).	1.04%	15.33%	8.98%	6.56%
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2, Franklin Advisers, Inc.	0.72%	0.69%	6.94%	5.98%
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.	FTVIPT Templeton Global Bond VIP Fund, Class 2, Franklin Advisers, Inc.	0.74%	-5.28%	0.66%	1.56%
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series I, Invesco Advisers, Inc.	0.80%	40.69%	19.40%	15.92%
Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco V.I. Global Core Equity Fund, Series I, Invesco Advisers, Inc. / Invesco Canada Ltd.	1.00%	13.23%	9.52%	6.86%
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series I, Invesco Advisers, Inc. / Invesco Asset Management Limited	1.04%	-12.32%	3.15%	4.96%
Long-term growth of capital.	Invesco V.I. International Growth Fund, Series I, Invesco Advisers, Inc.	0.92%	14.00%	8.82%	6.72%
To seek to provide total return through a combination of capital appreciation and current income.	Ivy VIP Balanced, Class II, Ivy Investment Management Company	1.03%	14.11%	8.90%	8.90%
Seeks total return.	MFS® Global Real Estate Portfolio, Initial Class, Massachusetts Financial Services Company	0.92%	1.49%	8.84%	8.42%
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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses*	Average Annual Total Returns As of 12/31/2020
			1 year	5 year	10 year
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® Income Portfolio, Initial Class, Massachusetts Financial Services Company	0.75%	9.35%	6.58%	5.04%
Seeks capital appreciation.	MFS® New Discovery Series, Initial Class, Massachusetts Financial Services Company	0.91%	45.89%	22.98%	14.70%
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class, Massachusetts Financial Services Company	0.96%	12.95%	9.61%	5.97%
Seeks total return.	MFS® Total Return Series, Initial Class, Massachusetts Financial Services Company	0.61%	9.81%	8.86%	8.34%
Seeks total return.	MFS® Utilities Series, Initial Class, Massachusetts Financial Services Company	0.79%	5.90%	11.37%	9.20%
Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.	Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class II, Morgan Stanley Investment Management Inc.	0.95%	7.55%	5.73%	4.90%
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I, Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Company	1.25%	14.44%	10.24%	3.04%
Total return.	Morgan Stanley VIF Global Strategist Portfolio, Class I, Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Limited	0.91%	10.92%	8.41%	6.17%
Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I, Morgan Stanley Investment Management Inc.	0.82%	-16.85%	0.10%	5.25%
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio, Class II, ALPS Advisors, Inc. / Morningstar Investment Management LLC ("Morningstar")	0.78%	9.12%	7.90%	6.26%
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio, Class II, ALPS Advisors, Inc. / Morningstar	0.78%	10.01%	9.29%	7.25%
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II, ALPS Advisors, Inc. / Morningstar	0.78%	8.43%	6.51%	5.00%
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I, Neuberger Berman Investment Advisers LLC	1.04%	-2.62%	5.49%	7.27%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Administrative Class, Pacific Investment Management Company LLC	0.69%	2.99%	2.01%	1.79%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class, Pacific Investment Management Company LLC	0.94%	11.60%	5.15%	3.53%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class, Pacific Investment Management Company LLC	0.69%	8.65%	4.75%	3.93%
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II, T. Rowe Price Associates, Inc.	1.00%	33.92%	19.22%	17.20%
Long-term capital appreciation.	Third Avenue Value Portfolio, Third Avenue Management LLC (named FFI Strategies Portfolio prior to April 30, 2021)	1.30%	-2.39%	2.19%	2.37%

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*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2020, reflect temporary fee reductions under such an arrangement.
**	Life of fund performance:
American Funds IS Managed Risk Asset Allocation Fund, Class P2  7.51% (inception date 9/28/12)
Calvert VP Volatility Managed Growth Portfolio, Class F  5.52% (inception date 4/30/13)
Calvert VP Volatility Managed Moderate Portfolio, Class F  5.43% (inception date 4/30/13)
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F 5.67% (inception date 4/30/13)
1	This portfolio is closed to new investments. Funds may remain invested in the Subaccount. Transfers or withdrawals from this portfolio cannot be reinvested in the portfolio.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.

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APPENDIX B: STATE SPECIFIC POLICY SPECIFICATIONS

STANDARD POLICY INFORMATION
Free Look Provision	If allowed by state law, the amount of the refund will equal the premiums paid less withdrawals, adjusted by investment gains and losses. Otherwise, the amount of the refund will be the gross premium you paid less withdrawals.

Withdrawal	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
Charge	8%	8%	8%	7%	7%	6%	5%	4%	2%	0%

NOTABLE STATE VARIANCES
AK	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
Premium allocation will be restricted to the Separate Account for the 9-year period prior to the annuity date.
AL	Premium allocation will be restricted to the Separate Account for the 9-year period prior to the annuity date.
AZ	Policy Free Look Provision: 30 day free look for age 65 and older.
CA	Special Policy Cover: Seniors Age 60 and Over with 30 day free look.
FL	Policy Free Look Provision: 14 day free look
GA	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
ID	Policy Free Look Provision: 20 day free look
IL	Withdrawal Charge.
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	6%	5%	4%	3%	2%	0%
KS

Policy Free Look Provision:
The amount of the refund will be equal to the sum of:

(1)       the difference between the premiums paid, including any policy fees or other charges and the amounts allocated to any separate accounts under the policy; and

(2)       the value of the amounts allocated to any separate accounts under the policy on the date the returned policy is received by us or the selling agent.

KY	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
MA

Policy: Must always issue as unisex policy.

Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.

Premium allocation will be restricted to the Separate Account for the 9-year period prior to the annuity date.

MD	Policy Free Look Provision: The amount of the refund will equal the greater of premiums paid less withdrawals or the policy value plus any fees or charges deducted.
Withdrawal Charge:
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	6%	5%	3.75%	2.50%	1%	0%
MI	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
MN	Policy Free Look Provision: The insurer must return a refund equal to the sum of (a) the difference between the premiums paid including any contract fees or other charges and the amount allocated to the separate accounts under the contract and (b) the accumulation value of the contract, or if the contract does not have an accumulation value, the reserve for the contract, on the date the returned contract is received by the insurer or its agent.
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	6%	5%	3.75%	2.50%	1%	0%
MS	Premium allocation will be restricted to the Separate Account for the 9-year period prior to the annuity date.
Withdrawal Charge:
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	6%	5%	3.75%	2.50%	1.25%	0%
MT	Policy: Must always issue as unisex policy.
NC	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
ND	Policy Free Look Provision: 20 day free look
NJ	Withdrawal Charge:
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	6%	5%	3.75%	2.50%	1.25%	0%
OK	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
OR	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals.
No fixed account option in the policy.
PA	Policy Free Look Provision: The amount of the refund will equal the sum of all charges deducted from premiums paid, plus the net premiums allowed to the Separate Account, less withdrawals, and adjusted by investment gains and losses.
Withdrawal Charge:
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	6%	5%	3.75%	2.50%	1.25%	0%
RI	Policy Free Look Provision: 20 day free look The amount of the refund will be the gross premium you paid less withdrawals.
SC	Policy Free Look Provision: 20 day free look The amount of the refund will be the gross premium you paid less withdrawals.
TX	Policy Free Look Provision: 20 day free look The amount of the refund will equal the premiums paid, adjusted by investment gains and losses.
UT	Withdrawal Charge:
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10+
	8%	8%	8%	7%	7%	6%	5%	3.75%	2%	0%
VA	Policy Free Look Provision: Language changed to: "Please review the copy of the application attached to this Policy. If any information shown is not true and complete, please notify us.
WA	Policy Free Look Provision: The amount of the refund will be the gross premium paid less withdrawals. No fixed account option in the policy.

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APPENDIX C: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ▪ Traditional IRA ▪ SEP IRA ▪ SIMPLE IRA ▪ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or CPA to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 81889

Lincoln, NE 68501

Telephone 800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, if you elect to cancel your Policy you may be subject to a withdrawal charge.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP-IRA), or Savings Incentive Match Plan for Employees (SIMPLE-IRA). A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("Code") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $6,000 in 2021 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual contribution maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return (without an extension) must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

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Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans) for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	AGI	AGI

2019	$103,000 - $123,000	$64,000 - $74,000
2020	$104,000 - $124,000	$65,000 - $75,000
2021	$105,000 - $125,000	$66,000 - $76,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $198,000 and the deductible contribution for you is phased out between $198,000 and $208,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-deferred until you withdraw them.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Earnings distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is an additional 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a beneficiary on or after the Owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) distributions to satisfy a levy issued by the IRS; or (9) the distribution is a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 72 (or 70 ½ prior to 2020) you must elect to receive Required Minimum Distributions no later than April 1 of the following year in which you reach age 72 (or 70 ½ prior to 2020) whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. At your request we will calculate the Required Minimum Distribution for you. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

Your designated beneficiary must withdraw the funds remaining no later than December 31 of the calendar year in which the tenth anniversary of your death occurs; or if your beneficiary is an eligible designated beneficiary, over the life or life expectancy of the eligible designated beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the designated beneficiary is your spouse, payments may be delayed until December 31 of the calendar year in which you would have reached age 72. If you did not designate a proper beneficiary, the funds remaining must be distributed within five years after your death.

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Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA. An eligible designated beneficiary is a designated beneficiary who is your surviving spouse, your minor child; disabled, a chronically ill individual or an individual who is not more than 10 years younger.

Tax Consequences

Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1.	Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12-month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred tax-free to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2.	Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

  distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
  required minimum distributions made during or after the year you reach your Required Beginning Date;
  any hardship distributions made under the terms of the plan; and
  amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

ROTH IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $6,000 for 2021. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

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The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $125,000. Your ability to contribute to your Roth IRA is phased out at $140,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $198,000. Your ability to contribute to your Roth IRA is phased out at $208,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
▪	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if it is a qualified distribution meeting the following requirements: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule") if you have not designated a beneficiary. Your designated beneficiary must receive your entire interest within 10 years after your death. If your beneficiary is an eligible designated beneficiary, they may elect to take withdrawals over their life expectancy beginning on or before December 31st of the calendar year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own. An eligible designated beneficiary is a designated beneficiary who is your surviving spouse, your minor child, disabled, a chronically ill individual or an individual who is not more than 10 years younger.

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

General Information and Restrictions for All IRAs

Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability

You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA belongs to you at all times, without risk of forfeiture.

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Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Status of Our IRA Plan

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Medley!	58

DISCLOSURE SUMMARY Ameritas Life Insurance Corp.	For annuity policies issued as a: TAX SHELTERED ANNUITY Under IRC Section 403(b)

The Policy may have been purchased by your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' FEE TABLE and CHARGES sections describe applicable costs. You should refer to the Policy and Riders for a full description of the benefits and charges of purchasing the Policy for an IRC 403(b) plan.

Contributions

Contributions under the Policy must be remitted by the employer. You may, if permitted by the applicable 403(b) plan documents and with our agreement, (i) transfer to the Policy any amount held under a contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from an eligible retirement plan that meets the requirements of IRC Sections 403(b). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Policy are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g), which is $19,500 for 2021. Unless this Policy is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your employer under a salary reduction agreement you enter into with your employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 402(g) which apply to this Policy and all other 403(b), 401(k), or 457 plans, contracts or arrangements with your employer. If contributions to the Policy inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Policy withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $6,500. This amount may be increased for inflation in future years.

Notwithstanding any provision of the Policy to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Policy to comply with IRC Section 403(b) or the Plan.

Loans

For 403(b) TSA Policies issued after January 1, 2002, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

Other loan provisions are described in this Prospectus' LOANS section.

Distributions

When Annuity Income Payments Begin

Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Policy Data pages. If you choose an Annuity Date later than age 72 (or 70½ if attained before 2020) you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

Permitted Distributions

Distributions of Policy value in the case of salary reduction contributions will only be permitted:

▪	upon the Owner's severance of employment;
▪	after the Owner's age 59½;
▪	due to disability within the meaning of IRC Section 72(m)(7);
▪	due to financial hardship;
▪	qualified reservist distribution.

Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Despite the distribution restrictions stated above, distributions of salary deferrals in excess of IRC limits contributed to the Policy are permitted, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date, provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted. However, the applicable plans document must both permit the transfer.

If the Owner's employer has established an ERISA plan under IRC Section 403(b), any distributions under this Policy will be restricted, as provided in IRC Sections 401(a)(11) and 417.

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Direct Rollover Option

A distributee under the Policy, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Policy distributions permitted and made on account of a hardship. We reserve the right to determine the amount of the required minimum distribution.

If Policy annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

Required Minimum Distributions

Distributions under the Policy made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC Section 401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002.

When you reach age 72 (or 70 ½ prior to 2020) you must elect to receive Required Minimum Distributions no later than April 1 of the following year in which you reach age 72 (or 70 ½ prior to 2020) unless you have not retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. At your request we will calculate the Required Minimum Distribution for you. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the IRC requirements.

Distributions From Your TSA After Your Death

If you die before all the funds in your TSA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

Your designated beneficiary must withdraw the funds remaining no later than December 31 of the calendar year in which the tenth anniversary of your death occurs; or if your beneficiary is an eligible designated beneficiary, over the life or life expectancy of the eligible designated beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the designated beneficiary is your spouse, payments may be delayed until December 31 of the calendar year in which you would have reached age 72. If you did not designate a proper beneficiary, the funds remaining must be distributed within five years after your death.

Conversion Of A 403(B) Policy To A Non-403(B) Qualified Policy

The IRC only permits you to maintain a 403(b) Policy while you are covered under a 403(b) Plan. Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Policy assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you need to exercise such a rollover, you may elect to convert your existing 403(b) Policy with us into an IRA Policy. Because certain distributions are permitted under IRC Section 403(b) that are not permitted for IRAs, any conversion may result in a loss of certain benefits (such as 403(b) permitted hardship withdrawals). Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Policy with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.

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STATEMENT OF ADDITIONAL INFORMATION REGISTRATION STATEMENT

A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about us and the Policy. You may obtain a copy without charge upon request to our toll-free telephone number 800-745-1112 or the following website https://www.ameritas.com/investments/fund-prospectuses.

REPORTS TO YOU

We will send you a statement at least annually showing your Policy value and any outstanding Policy loan balance. As long as your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account or other systematic transfer programs, you will also receive a quarterly report, which will be confirmation of premium payments and regular monthly deductions. We will confirm any other premium payments, Policy loans, Subaccount transfers, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

Also, reports and other information about the Separate Account are available on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

FINRA PUBLIC DISCLOSURE PROGRAM

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program Services.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable investment option you wish to select.

IF YOU HAVE QUESTIONS,

About the Policy described in this prospectus, or wish to request a Statement of Additional information,

contact your sales representative, or write or telephone us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or 5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7923

Website: https://www.ameritas.com/investments/fund-prospectuses

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at the toll-free number and we will send you the form you need.

© 2021 Ameritas Life Insurance Corp.	SEC Registration # 811-05192
Class/Contract # C000050462
File # 333-142483
Medley!	61

Statement of Additional Information: May 1, 2021
to accompany Policy Prospectuses dated: May 1, 2021

Variable Annuity Policies:
Overture Annuity	Overture Accent!
Overture Annuity II	Medley!
Overture Annuity III	Overture Medley ®
Overture Annuity III-Plus	Direction Variable Annuity
Overture Acclaim!
offered through
Ameritas Variable Separate Account VA-2

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1

SEVICES	2
PURCHASE OF SECURITIES BEING OFFERED
UNDERWRITER
CALCULATION OF PERFORMANCE DATA

STANDARDIZED PERFORMANCE REPORTING	3
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS
OTHER INFORMATION.

SERVICE MARKS AND COPYRIGHTS	4
LICENSING AGREEMENT
FINANCIAL STATEMENTS

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending an email to us through our website at https://www.ameritas.com/investments/variable-product-performance-prospectus, or by calling us at 800-745-1112. Defined terms used in the current prospectus for the Policy and not otherwise defined herein are incorporated in this Statement of Additional Information.

GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account VA-2 (the “Separate Account”) is a separate investment account of Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life, Depositor"). We are engaged in the business of issuing life insurance; annuities; individual disability income insurance; group dental, vision and hearing care insurance; and retirement plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

The Registrant is Ameritas Variable Separate Account VA-2 (the "Registrant"), a segregated asset account of Ameritas Life established to receive and invest your Premiums. The Separate Account was established on September 26, 1997 under the laws of the State of Nebraska, in accordance with resolutions set forth by the Ameritas Life Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

Ameritas Life maintains and services the Policy described in this Statement of Additional Information and in the prospectus, in accordance with its terms.

Ameritas Variable Separate Account VA-2	SAI: 1	Statement of Additional Information

SERVICES

Affiliates of Ameritas Life may provide administrative services, including but not limited to third party administrative services, policy administration and other operation support services, claims administration, and development and maintenance of software, to Ameritas Life relating to policies offered by its separate accounts, including the Separate Account. On January 1, 2020, Ameritas Life entered into a Second Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, AHC, Ameritas Investment Partners, Inc., Ameritas Investment Company, LLC (“AIC”), Calvert Investments, Inc., Variable Contract Agency, LLC and Ameritas Advisory Services, LLC. All parties to the Agreement are wholly owned subsidiaries of AHC or Ameritas Life or have since been dissolved by wholly owned subsidiaries of AHC. Ameritas Life made no payments for administrative services provided by affiliated companies in 2018, 2019, and 2020.

All matters of state and federal law pertaining to the Policy have been reviewed by the Ameritas Life internal legal staff.

PURCHASE OF SECURITIES BEING OFFERED

The Policies sold under the Separate Account are flexible premium deferred variable annuity policies. We pay commissions for the sale of the Policies. Our underwriter and affiliate, Ameritas Investment Company, LLC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. The agents who sell and service the Policy are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITER

Policies are distributed by Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510 (formerly Ameritas Investment Corp. which served as underwriter until its conversion to a limited liability company in January, 2020). Beginning in 2020, Ameritas Investment Company, LLC (the "Underwriter") served as Underwriter and distributor for the Policies in Ameritas Variable Separate Account VA-2. Ameritas Investment Company, LLC is a wholly owned subsidiary of ours.

The Direction Variable Annuity Policy is offered continuously and other policies listed are no longer offered for new sales.

YEAR:	2018	2019	2020
Variable annuity commissions the Depositor paid to the Underwriter* that were paid to other broker-dealers and representatives (not kept by the Underwriter.)	$5,376,666	$4,452,160	$4,178,927
Variable annuity commissions earned and kept by the Underwriter.*	$17,784	$32,862	$0
Fees the Depositor paid to the Underwriter* for variable annuity Principal Underwriter services.	$297,392	$594,601	$613,072

* Ameritas Investment Corp. (for 2018 and 2019); Ameritas Investment Company LLC (for 2020)

CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. A Policy owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Ameritas Variable Separate Account VA-2	SAI: 2	Statement of Additional Information

STANDARDIZED PERFORMANCE REPORTING

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring fees that are charged to all Policy Owners. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

NON-STANDARDIZED PERFORMANCE REPORTING

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented in Standardized Performance Reporting; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

YIELDS

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period.

The yield reflects all recurring fees that are charged to all Policy owners. Net investment income will be determined according to rules established by the SEC. For any fees that may vary with the size of account, we assume an account size equal to the Subaccount's mean (or median) Account Value. As a result, the yield does not reflect the Policy fee. We also assume the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy Value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the money market Subaccount nor that Subaccount's investment in the money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement of Additional Information. For a complete description of the terms of the registration statement, refer to the documents we file with the SEC. They may be accessed on the SEC's website at www.sec.gov, or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

Ameritas Variable Separate Account VA-2	SAI: 3	Statement of Additional Information

SERVICE MARKS AND COPYRIGHTS

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectuses are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Ameritas Life Insurance Corp. (the “Licensee”) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2020 and 2019, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2020, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account VA-2 as of December 31, 2020, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this Statement. Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Variable Separate Account VA-2	SAI: 4	Statement of Additional Information

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2020
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account VA-2

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA-2 (the “Account”) as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 12, 2021

We have served as the Account’s auditor since 1987.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
688,764.752 shares at $23.90 per share (cost $14,693,909)	$16,461,478
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
83,500.454 shares at $23.74 per share (cost $1,805,179)	1,982,301
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class 2 (Equity-Income SC2) -
430,737.262 shares at $23.18 per share (cost $9,198,128)	9,984,490
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
260,575.024 shares at $103.00 per share (cost $12,689,674)	26,839,227
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
30,098.842 shares at $102.42 per share (cost $1,574,010)	3,082,723
Fidelity(R) VIP Growth Portfolio, Service Class 2 (Growth SC2) -
83,847.123 shares at $100.58 per share (cost $5,074,785)	8,433,344
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
727,195.587 shares at $5.31 per share (cost $3,867,129)	3,861,409
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
136,063.665 shares at $5.26 per share (cost $730,029)	715,695
Fidelity(R) VIP High Income Portfolio, Service Class 2 (High Income SC2) -
9,805,509.824 shares at $5.09 per share (cost $52,971,289)	49,910,045
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
177,051.839 shares at $26.52 per share (cost $3,111,089)	4,695,415
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
21,735.340 shares at $26.40 per share (cost $407,837)	573,813
Fidelity(R) VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
345,273.612 shares at $26.25 per share (cost $6,526,119)	9,063,432
Fidelity(R) VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
495,804.104 shares at $17.04 per share (cost $7,524,769)	8,448,502
Fidelity(R) VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
80,109.440 shares at $16.86 per share (cost $1,202,819)	1,350,645
Fidelity(R) VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
117,223.104 shares at $16.56 per share (cost $1,711,535)	1,941,215
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
495,524.677 shares at $14.09 per share (cost $6,392,720)	6,981,943
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
6,188,294.316 shares at $13.72 per share (cost $77,958,347)	84,903,398
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
444,893.175 shares at $48.17 per share (cost $12,507,219)	21,430,504
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
112,942.394 shares at $47.89 per share (cost $3,269,297)	5,408,811

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class 2 (Contrafund SC2) -
711,299.698 shares at $46.73 per share (cost $20,759,112)	$33,239,035
Fidelity(R) VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
53,748.251 shares at $22.00 per share (cost $823,874)	1,182,462
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
6,255.064 shares at $21.80 per share (cost $94,295)	136,360
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
32,786.719 shares at $21.65 per share (cost $573,742)	709,832
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
119,701.925 shares at $37.29 per share (cost $3,712,502)	4,463,685
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
12,724,373.100 shares at $1.00 per share (cost $12,724,373)	12,724,373
Fidelity(R) VIP Government Money Market Portfolio, Service Class 2 (Money Market SC2) -
984,813.760 shares at $1.00 per share (cost $984,814)	984,814
Fidelity(R) VIP Index 500 Portfolio, Service Class 2 (Index 500 SC2) -
21,672.359 shares at $366.73 per share (cost $5,582,129)	7,947,904
Fidelity(R) VIP Strategic Income Portfolio, Service Class 2 (Strategic SC2) -
44,011.574 shares at $11.68 per share (cost $503,256)	514,055
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
387,719.179 shares at $17.05 per share (cost $5,317,022)	6,610,612
MFS Variable Insurance Trust (MFS):
MFS(R) Utilities Series, Initial Class (Utilities) -
805,959.842 shares at $35.33 per share (cost $21,762,883)	28,474,561
MFS(R) New Discovery Series, Initial Class (New Discovery) -
419,931.029 shares at $26.96 per share (cost $7,896,418)	11,321,341
MFS(R) Total Return Series, Initial Class (Total Return) -
272,796.953 shares at $26.02 per share (cost $6,197,415)	7,098,177
MFS(R) Growth Series, Service Class (Growth SC) -
13,990.062 shares at $70.23 per share (cost $695,878)	982,522
MFS(R) New Discovery Series, Service Class (New Discovery SC) -
35,383.331 shares at $23.61 per share (cost $640,230)	835,400
MFS(R) Utilities Series, Service Class (Utilities SC) -
51,232.756 shares at $34.69 per share (cost $1,554,813)	1,777,264
MFS Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
354,661.015 shares at $10.51 per share (cost $3,531,928)	3,727,487
MFS(R) Research International Portfolio, Initial Class (Research) -
1,855,271.474 shares at $18.14 per share (cost $28,324,956)	33,654,625

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS Variable Insurance Trust II (MFS), continued:
MFS(R) Blended Research(R) Core Equity Portfolio, Service Class (Blended Core SC) -
671.885 shares at $56.68 per share (cost $32,917)	$38,082
MFS(R) Corporate Bond Portfolio, Service Class (Corporate SC) -
56,360.347 shares at $12.54 per share (cost $648,994)	706,759
MFS(R) Government Securities Portfolio, Service Class (Government SC) -
119,286.627 shares at $12.79 per share (cost $1,513,325)	1,525,676
MFS Variable Insurance Trust III (MFS):
MFS(R) Growth Allocation Portfolio, Service Class (Growth Allocation SC) -
34,265.874 shares at $12.40 per share (cost $395,152)	424,897
MFS(R) Moderate Allocation Portfolio, Service Class (Moderate SC) -
55,357.436 shares at $13.86 per share (cost $697,008)	767,254
MFS(R) Conservative Allocation Portfolio, Service Class (Conservative SC) -
14,384.475 shares at $11.99 per share (cost $163,175)	172,470
MFS(R) Blended Research(R) Small Cap Equity Portfolio, Service Class (Blended Small Cap SC) -
24,498.863 shares at $10.50 per share (cost $255,689)	257,238
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate IC) -
0.000 shares at $14.98 per share (cost $0)	-
MFS(R) Global Real Estate Portfolio, Service Class (Global Real Estate SC) -
826.531 shares at $17.66 per share (cost $13,367)	14,597
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
1,487,897.367 shares at $17.73 per share (cost $21,534,611)	26,380,420
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
160,887.070 shares at $10.99 per share (cost $1,688,908)	1,768,149
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
3,687,211.672 shares at $17.13 per share (cost $68,724,771)	63,161,936
Morgan Stanley VIF Global Strategist Portfolio, Class II (Global II) -
7,797.293 shares at $10.93 per share (cost $76,393)	85,224
Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class II (Core Plus Fixed II) -
42,093.537 shares at $11.68 per share (cost $474,874)	491,653
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
2,660,798.122 shares at $2.52 per share (cost $5,409,231)	6,705,211
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
65,888.212 shares at $34.10 per share (cost $2,006,775)	2,246,788
Calvert VP SRI Balanced Portfolio, Class F (Balanced F) -
183,410.229 shares at $2.52 per share (cost $412,326)	462,194
American Century Investments (American Century):
American Century VP Disciplined Core Value Fund Portfolio, Class I (Income & Growth) -
4,938,939.995 shares at $10.28 per share (cost $43,497,771)	50,772,303

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century), continued:
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
479,326.639 shares at $20.54 per share (cost $8,937,016)	$9,845,369
American Century VP Disciplined Core Value Fund Portfolio, Class II (Inc. & Growth II) -
74,279.789 shares at $10.28 per share (cost $704,803)	763,596
AIM Variable Insurance Funds (AIM):
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
244,423.624 shares at $42.52 per share (cost $7,936,934)	10,392,892
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
179,146.281 shares at $14.69 per share (cost $2,784,092)	2,631,659
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
291,857.602 shares at $11.49 per share (cost $2,957,417)	3,353,444
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund Portfolio, Series I
(Discovery Mid Cap) -
32,937.375 shares at $106.93 per share (cost $2,471,880)	3,521,994
Invesco V.I. Diversified Dividend Fund Portfolio, Series II (Diversified) -
14,117.416 shares at $25.52 per share (cost $360,022)	360,276
Invesco V.I. American Value Fund Portfolio, Series II (Value) -
9,239.199 shares at $15.62 per share (cost $156,223)	144,316
Invesco V.I. Global Real Estate Fund Portfolio, Series II (Real Estate) -
37,847.571 shares at $14.33 per share (cost $623,677)	542,356
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
573,044.284 shares at $120.57 per share (cost $47,868,408)	69,091,949
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
476,511.435 shares at $89.92 per share (cost $33,324,193)	42,847,908
Calvert VP Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
464,633.843 shares at $122.67 per share (cost $20,735,556)	56,996,634
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
573,713.854 shares at $93.77 per share (cost $43,126,657)	53,797,148
Calvert VP S&P 500 Index Portfolio (S&P 500) -
1,026,950.623 shares at $165.98 per share (cost $114,516,669)	170,453,264
Calvert VP Investment Grade Bond Index Portfolio, Class I (Barclays) -
1,582,188.265 shares at $58.07 per share (cost $87,192,842)	91,877,673
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
6,188,877.385 shares at $20.86 per share (cost $104,324,557)	129,099,982
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
3,660,336.359 shares at $19.99 per share (cost $60,908,684)	73,170,124
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
4,710,464.959 shares at $19.10 per share (cost $76,647,716)	89,969,881

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Third Avenue Variable Series Trust (Third Avenue):
FFI Strategies Portfolio (Value) -
495,292.814 shares at $15.27 per share (cost $8,219,245)	$7,563,121
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
159,179.683 shares at $19.84 per share (cost $2,822,934)	3,158,125
BNY Mellon Small Cap Stock Index Portfolio, Service Shares (Small Cap) -
50,853.066 shares at $19.06 per share (cost $891,830)	969,259
DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
169,625.598 shares at $12.00 per share (cost $2,246,800)	2,035,507
DWS International Growth VIP Portfolio, Class A (Thematic) -
36,915.793 shares at $17.65 per share (cost $456,599)	651,564
DWS Alternative Asset Allocation VIP Portfolio, Class B (Alternative) -
3,375.411 shares at $13.68 per share (cost $43,775)	46,176
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
57,869.648 shares at $15.40 per share (cost $927,556)	891,193
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S (Intrinsic) -
13,271.904 shares at $18.02 per share (cost $261,627)	239,160
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S (Growth) -
21,395.134 shares at $36.06 per share (cost $560,023)	771,509
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
1,279,513.424 shares at $48.48 per share (cost $25,068,281)	62,030,811
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
946,915.997 shares at $11.59 per share (cost $10,471,979)	10,974,756
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
853,765.905 shares at $10.38 per share (cost $8,923,099)	8,862,090
PIMCO Short-Term Portfolio, Advisor Class (Short Term) -
48,382.052 shares at $10.42 per share (cost $494,153)	504,141
PIMCO Emerging Markets Bond Portfolio, Advisor Class (Emerging) -
6,084.390 shares at $13.44 per share (cost $76,690)	81,774
PIMCO Low Duration Portfolio, Advisor Class (Low Duration Adv.) -
53,777.248 shares at $10.38 per share (cost $548,410)	558,208
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
122,466.510 shares at $13.92 per share (cost $1,582,836)	1,704,734
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class (Commodity) -
14,609.555 shares at $6.13 per share (cost $106,116)	89,557

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
62,144.586 shares at $11.24 per share (cost $680,771)	$698,505
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
45,650.508 shares at $11.46 per share (cost $481,020)	523,155
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
39,082.148 shares at $11.02 per share (cost $422,530)	430,685
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
2,566,389.357 shares at $13.82 per share (cost $43,810,443)	35,467,501
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
87,801.588 shares at $15.04 per share (cost $1,342,285)	1,320,536
Franklin Mutual Global Discovery VIP Fund Portfolio, Class 2 (Global Discovery) -
3,214.048 shares at $16.91 per share (cost $53,986)	54,350
Franklin Small Cap Value VIP Fund Portfolio, Class 2 (Small Cap) -
29,995.572 shares at $14.50 per share (cost $454,934)	434,936
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign) -
18,537.122 shares at $13.28 per share (cost $245,513)	246,173
AB Variable Products Series Fund, Inc. (AllianceBernstein):
AB VPS Growth and Income Portfolio, Class B (Growth and Income) -
9,389.898 shares at $28.43 per share (cost $268,627)	266,955
American Funds Insurance Series (American Funds):
American Funds IS Managed Risk Asset Allocation Fund Portfolio, Class P2 (Managed) -
2,406,875.500 shares at $13.45 per share (cost $30,790,601)	32,372,475
American Funds IS Blue Chip Income and Growth Fund Portfolio, Class 2 (Blue Chip) -
227,493.222 shares at $14.15 per share (cost $3,062,620)	3,219,029
American Funds IS Global Growth Fund Portfolio, Class 2 (Global) -
25,027.538 shares at $40.72 per share (cost $752,141)	1,019,121
American Funds IS Growth Fund Portfolio, Class 2 (Growth) -
22,605.956 shares at $119.17 per share (cost $1,708,336)	2,693,952
American Funds IS International Fund Portfolio, Class 2 (International) -
32,812.427 shares at $23.54 per share (cost $643,619)	772,405
American Funds IS New World Fund(R) Portfolio, Class 2 (New World) -
17,865.440 shares at $31.25 per share (cost $422,529)	558,295
American Funds IS Growth-Income Fund Portfolio, Class 2 (Growth-Income) -
25,618.589 shares at $54.66 per share (cost $1,208,099)	1,400,312
American Funds IS Asset Allocation Fund Portfolio, Class 2 (Asset) -
108,866.326 shares at $26.21 per share (cost $2,468,356)	2,853,386

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Columbia Funds Variable Insurance Trust (Columbia):
Columbia Variable Portfolio - Strategic Income Fund Portfolio, Class 2 (Strategic) -
72,534.874 shares at $4.36 per share (cost $298,241)	$316,252
Columbia Funds Variable Series Trust II (Columbia):
Columbia Variable Portfolio - Emerging Markets Fund Portfolio, Class 2 (Emerging) -
12,948.256 shares at $21.66 per share (cost $237,848)	280,459
Columbia Variable Portfolio - Overseas Core Fund Portfolio, Class 2 (International) -
3,890.944 shares at $14.09 per share (cost $48,828)	54,823
Columbia Variable Portfolio - Select Small Cap Value Fund Portfolio,
Class 2 (Smaller-Cap) -
6,426.691 shares at $26.62 per share (cost $137,465)	171,079
Columbia Variable Portfolio - Select Mid Cap Value Fund Portfolio, Class 2 (Mid Cap) -
19,912.816 shares at $27.21 per share (cost $424,215)	541,828
Columbia Variable Portfolio - High Yield Bond Fund Portfolio, Class 2 (High Yield) -
52,377.402 shares at $6.79 per share (cost $349,144)	355,643
Columbia Variable Portfolio - Disciplined Core Fund Portfolio, Class 2 (Large Core) -
10,067.200 shares at $65.03 per share (cost $470,460)	654,670
Ivy Variable Insurance Portfolios (Ivy):
Ivy VIP Asset Strategy Portfolio, Class II (Strategy) -
638.218 shares at $10.4424 per share (cost $5,779)	6,665
Ivy VIP Balanced Portfolio, Class II (Balanced) -
151,175.903 shares at $8.7094 per share (cost $1,162,387)	1,316,651
Ivy VIP Energy Portfolio, Class II (Energy) -
88,254.624 shares at $2.4809 per share (cost $302,741)	218,951
Ivy VIP Small Cap Core Portfolio, Class II (Small Cap Value) -
29,900.962 shares at $13.8496 per share (cost $449,544)	414,116
Ivy VIP Science and Technology Portfolio, Class II (Science) -
49,639.824 shares at $35.8722 per share (cost $1,388,819)	1,780,690
Ivy VIP Mid Cap Growth Portfolio, Class II (Mid Cap Growth) -
45,919.167 shares at $17.4840 per share (cost $545,568)	802,851
Ivy VIP International Core Equity Portfolio, Class II (International) -
8,993.735 shares at $16.3456 per share (cost $137,019)	147,008
Ivy VIP Global Growth Portfolio, Class II (Global) -
16,691.664 shares at $4.2937 per share (cost $78,909)	71,669
Ivy VIP High Income Portfolio, Class II (High Income) -
98,745.258 shares at $3.3952 per share (cost $340,339)	335,260
Janus Aspen Series (Janus):
Janus Henderson Flexible Bond Portfolio, Service Shares (Flexible) -
60,417.276 shares at $13.98 per share (cost $793,744)	844,634

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Putnam Variable Trust (Putnam):
Putnam VT Global Health Care Fund Portfolio, Class IB (Health) -
9,940.935 shares at $17.27 per share (cost $152,493)	$171,680
Putnam VT Global Asset Allocation Fund Portfolio, Class IB (Asset) -
7,623.579 shares at $18.47 per share (cost $129,320)	140,808
VanEck VIP Trust (Van Eck):
VanEck VIP Global Gold Fund Portfolio, Class S Shares (Gold) -
86,345.350 shares at $11.68 per share (cost $734,927)	1,008,514
VanEck VIP Global Hard Assets Fund Portfolio, Class S Shares (Hard Assets) -
10,849.734 shares at $21.55 per share (cost $216,454)	233,812

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$1,582,625,734

The accompanying notes are an integral part of these financial statements.

FS-10

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FS-11

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$271,503
Mortality and expense risk charge	(199,541)
Net investment income(loss)	71,962

Realized gain(loss) on investments:
Net realized gain distributions	709,459
Net realized gain(loss) on sale of fund shares	22,836
Net realized gain(loss)	732,295

Change in unrealized appreciation/depreciation	(82,192)

Net increase(decrease) in net assets resulting
from operations	$722,065

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$71,962	$111,418
Net realized gain(loss)	732,295	1,159,252
Net change in unrealized appreciation/depreciation	(82,192)	2,526,178
Net increase(decrease) in net assets resulting
from operations	722,065	3,796,848

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	72,675	90,719
Subaccounts transfers (including fixed account), net	(441,440)	(267,445)
Transfers for policyowner benefits and terminations	(1,293,837)	(1,657,130)
Policyowner maintenance charges	(28,118)	(31,041)
Net increase(decrease) from policyowner transactions	(1,690,720)	(1,864,897)

Total increase(decrease) in net assets	(968,655)	1,931,951
Net assets at beginning of period	17,430,133	15,498,182
Net assets at end of period	$16,461,478	$17,430,133

The accompanying notes are an integral part of these financial statements.

FS-12

Fidelity
Equity-Income		Equity-Income
SC		SC2		Growth IC

2020		2020		2020

$30,586		$149,132		$16,108
(16,841)		(86,682)		(289,660)
13,745		62,450		(273,552)

82,909		435,258		2,052,513
5,824		(27,616)		941,424
88,733		407,642		2,993,937

(4,060)		11,825		5,298,659

$98,418		$481,917		$8,019,044

Equity-Income SC		Equity-Income SC2		Growth IC

2020	2019	2020	2019	2020	2019

$13,745	$18,922	$62,450	$84,600	$(273,552)	$(197,976)
88,733	128,261	407,642	637,079	2,993,937	1,998,123
(4,060)	302,797	11,825	1,484,946	5,298,659	3,375,860

98,418	449,980	481,917	2,206,625	8,019,044	5,176,007

-	-	33,433	50,000	68,200	48,338
(65,161)	(26,353)	(93,257)	433,803	69,237	(493,676)
(145,469)	(92,356)	(690,835)	(1,180,706)	(1,074,222)	(1,397,331)
(310)	(365)	(21,754)	(23,321)	(39,600)	(36,795)
(210,940)	(119,074)	(772,413)	(720,224)	(976,385)	(1,879,464)

(112,522)	330,906	(290,496)	1,486,401	7,042,659	3,296,543
2,094,823	1,763,917	10,274,986	8,788,585	19,796,568	16,500,025
$1,982,301	$2,094,823	$9,984,490	$10,274,986	$26,839,227	$19,796,568

FS-13

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,629
Mortality and expense risk charge	(24,941)
Net investment income(loss)	(23,312)

Realized gain(loss) on investments:
Net realized gain distributions	250,546
Net realized gain(loss) on sale of fund shares	137,180
Net realized gain(loss)	387,726

Change in unrealized appreciation/depreciation	587,981

Net increase(decrease) in net assets resulting
from operations	$952,395

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(23,312)	$(17,854)
Net realized gain(loss)	387,726	238,156
Net change in unrealized appreciation/depreciation	587,981	418,905
Net increase(decrease) in net assets resulting
from operations	952,395	639,207

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	8,976
Subaccounts transfers (including fixed account), net	(91,416)	(82,792)
Transfers for policyowner benefits and terminations	(217,920)	(164,222)
Policyowner maintenance charges	(453)	(455)
Net increase(decrease) from policyowner transactions	(309,789)	(238,493)

Total increase(decrease) in net assets	642,606	400,714
Net assets at beginning of period	2,440,117	2,039,403
Net assets at end of period	$3,082,723	$2,440,117

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
		High Income		High Income
Growth SC2		IC		SC

2020		2020		2020

$3,059		$193,725		$36,192
(66,970)		(51,849)		(8,045)
(63,911)		141,876		28,147

703,656		-		-
546,218		(111,524)		(11,016)
1,249,874		(111,524)		(11,016)

1,313,011		(31,214)		(14,611)

$2,498,974		$(862)		$2,520

Growth SC2		High Income IC		High Income SC

2020	2019	2020	2019	2020	2019

$(63,911)	$(58,946)	$141,876	$156,841	$28,147	$39,336
1,249,874	839,063	(111,524)	(13,583)	(11,016)	(1,144)
1,313,011	1,068,714	(31,214)	403,283	(14,611)	90,245

2,498,974	1,848,831	(862)	546,541	2,520	128,437

55,617	26,581	16,823	24,771	-	6,241
(62,157)	144,172	(348,248)	286,880	1,417	(25,044)
(856,491)	(1,237,302)	(368,935)	(324,967)	(255,100)	(118,421)
(16,425)	(16,000)	(7,717)	(7,231)	(143)	(170)
(879,456)	(1,082,549)	(708,077)	(20,547)	(253,826)	(137,394)

1,619,518	766,282	(708,939)	525,994	(251,306)	(8,957)
6,813,826	6,047,544	4,570,348	4,044,354	967,001	975,958
$8,433,344	$6,813,826	$3,861,409	$4,570,348	$715,695	$967,001

FS-15

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	SC2

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,387,023
Mortality and expense risk charge	(454,643)
Net investment income(loss)	1,932,380

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(437,595)
Net realized gain(loss)	(437,595)

Change in unrealized appreciation/depreciation	(959,100)

Net increase(decrease) in net assets resulting
from operations	$535,685

	High Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,932,380	$2,081,952
Net realized gain(loss)	(437,595)	(256,778)
Net change in unrealized appreciation/depreciation	(959,100)	4,643,967
Net increase(decrease) in net assets resulting
from operations	535,685	6,469,141

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	305,050	561,159
Subaccounts transfers (including fixed account), net	2,362,530	301,096
Transfers for policyowner benefits and terminations	(4,261,315)	(4,125,286)
Policyowner maintenance charges	(425,041)	(447,931)
Net increase(decrease) from policyowner transactions	(2,018,776)	(3,710,962)

Total increase(decrease) in net assets	(1,483,091)	2,758,179
Net assets at beginning of period	51,393,136	48,634,957
Net assets at end of period	$49,910,045	$51,393,136

The accompanying notes are an integral part of these financial statements.

FS-16

Fidelity

Overseas IC		Overseas SC		Overseas SC2

2020		2020		2020

$18,500		$1,759		$17,781
(55,458)		(5,012)		(76,010)
(36,958)		(3,253)		(58,229)

19,143		2,455		34,022
140,154		13,941		195,135
159,297		16,396		229,157

462,186		59,701		1,002,560

$584,525		$72,844		$1,173,488

Overseas IC		Overseas SC		Overseas SC2

2020	2019	2020	2019	2020	2019

$(36,958)	$16,659	$(3,253)	$3,391	$(58,229)	$45,262
159,297	241,174	16,396	32,953	229,157	419,176
462,186	723,764	59,701	95,141	1,002,560	1,340,585

584,525	981,597	72,844	131,485	1,173,488	1,805,023

18,982	29,349	1,160	1,200	67,441	238,078
(105,485)	(103,203)	(32,325)	(35,552)	(94,712)	107,373
(314,981)	(319,222)	(38,052)	(54,157)	(460,064)	(615,498)
(8,135)	(8,428)	(113)	(108)	(14,437)	(14,499)
(409,619)	(401,504)	(69,330)	(88,617)	(501,772)	(284,546)

174,906	580,093	3,514	42,868	671,716	1,520,477
4,520,509	3,940,416	570,299	527,431	8,391,716	6,871,239
$4,695,415	$4,520,509	$573,813	$570,299	$9,063,432	$8,391,716

FS-17

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$116,392
Mortality and expense risk charge	(100,929)
Net investment income(loss)	15,463

Realized gain(loss) on investments:
Net realized gain distributions	102,615
Net realized gain(loss) on sale of fund shares	22,858
Net realized gain(loss)	125,473

Change in unrealized appreciation/depreciation	874,063

Net increase(decrease) in net assets resulting
from operations	$1,014,999

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$15,463	$36,062
Net realized gain(loss)	125,473	302,378
Net change in unrealized appreciation/depreciation	874,063	909,912
Net increase(decrease) in net assets resulting
from operations	1,014,999	1,248,352

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	13,394	49,590
Subaccounts transfers (including fixed account), net	(198,657)	(173,677)
Transfers for policyowner benefits and terminations	(510,437)	(741,425)
Policyowner maintenance charges	(20,728)	(22,602)
Net increase(decrease) from policyowner transactions	(716,428)	(888,114)

Total increase(decrease) in net assets	298,571	360,238
Net assets at beginning of period	8,149,931	7,789,693
Net assets at end of period	$8,448,502	$8,149,931

The accompanying notes are an integral part of these financial statements.

FS-18

Fidelity
		Asset Mgr.
Asset Mgr. SC		SC2		Inv. Bond IC

2020		2020		2020

$17,934		$22,953		$155,333
(12,237)		(17,351)		(93,372)
5,697		5,602		61,961

16,882		24,342		2,796
4,084		11,590		161,372
20,966		35,932		164,168

137,673		196,055		339,649

$164,336		$237,589		$565,778

Asset Mgr. SC		Asset Mgr. SC2		Inv. Bond IC

2020	2019	2020	2019	2020	2019

$5,697	$9,284	$5,602	$11,254	$61,961	$109,810
20,966	54,721	35,932	70,882	164,168	21,596
137,673	174,618	196,055	204,035	339,649	475,747

164,336	238,623	237,589	286,171	565,778	607,153

-	13,465	3,661	60,477	31,495	53,174
(99,683)	941	(64,860)	(116,555)	19,607	51,809
(157,775)	(306,105)	(114,558)	(94,572)	(1,262,941)	(709,646)
(221)	(266)	(5,027)	(5,026)	(10,567)	(10,596)
(257,679)	(291,965)	(180,784)	(155,676)	(1,222,406)	(615,259)

(93,343)	(53,342)	56,805	130,495	(656,628)	(8,106)
1,443,988	1,497,330	1,884,410	1,753,915	7,638,571	7,646,677
$1,350,645	$1,443,988	$1,941,215	$1,884,410	$6,981,943	$7,638,571

FS-19

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Inv. Bond SC2

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,690,557
Mortality and expense risk charge	(791,041)
Net investment income(loss)	899,516

Realized gain(loss) on investments:
Net realized gain distributions	32,942
Net realized gain(loss) on sale of fund shares	616,287
Net realized gain(loss)	649,229

Change in unrealized appreciation/depreciation	4,766,430

Net increase(decrease) in net assets resulting
from operations	$6,315,175

	Inv. Bond SC2

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$899,516	$1,349,773
Net realized gain(loss)	649,229	113,944
Net change in unrealized appreciation/depreciation	4,766,430	5,498,966
Net increase(decrease) in net assets resulting
from operations	6,315,175	6,962,683

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	587,732	1,289,207
Subaccounts transfers (including fixed account), net	320,024	1,146,084
Transfers for policyowner benefits and terminations	(8,069,306)	(7,533,814)
Policyowner maintenance charges	(743,109)	(774,399)
Net increase(decrease) from policyowner transactions	(7,904,659)	(5,872,922)

Total increase(decrease) in net assets	(1,589,484)	1,089,761
Net assets at beginning of period	86,492,882	85,403,121
Net assets at end of period	$84,903,398	$86,492,882

The accompanying notes are an integral part of these financial statements.

FS-20

Fidelity

Contrafund IC		Contrafund SC		Contrafund SC2

2020		2020		2020

$50,922		$7,193		$24,828
(278,688)		(45,941)		(290,331)
(227,766)		(38,748)		(265,503)

106,843		25,139		167,242
1,508,145		151,469		1,614,648
1,614,988		176,608		1,781,890

3,983,399		1,123,562		6,335,141

$5,370,621		$1,261,422		$7,851,528

Contrafund IC		Contrafund SC		Contrafund SC2

2020	2019	2020	2019	2020	2019

$(227,766)	$(166,058)	$(38,748)	$(25,776)	$(265,503)	$(215,281)
1,614,988	2,431,244	176,608	560,480	1,781,890	3,946,807
3,983,399	2,499,727	1,123,562	592,079	6,335,141	3,825,436

5,370,621	4,764,913	1,261,422	1,126,783	7,851,528	7,556,962

149,058	125,130	-	-	335,185	536,000
(2,000,947)	(223,695)	(163,540)	(130,522)	(2,439,944)	(1,304,476)
(1,848,394)	(1,376,976)	(298,176)	(204,754)	(2,945,461)	(2,234,118)
(27,393)	(26,848)	(691)	(704)	(62,287)	(60,006)
(3,727,676)	(1,502,389)	(462,407)	(335,980)	(5,112,507)	(3,062,600)

1,642,945	3,262,524	799,015	790,803	2,739,021	4,494,362
19,787,559	16,525,035	4,609,796	3,818,993	30,500,014	26,005,652
$21,430,504	$19,787,559	$5,408,811	$4,609,796	$33,239,035	$30,500,014

FS-21

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Asset Mgr. Gr.
	IC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$11,809
Mortality and expense risk charge	(14,648)
Net investment income(loss)	(2,839)

Realized gain(loss) on investments:
Net realized gain distributions	14,948
Net realized gain(loss) on sale of fund shares	29,135
Net realized gain(loss)	44,083

Change in unrealized appreciation/depreciation	120,105

Net increase(decrease) in net assets resulting
from operations	$161,349

	Asset Mgr. Gr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,839)	$1,997
Net realized gain(loss)	44,083	67,971
Net change in unrealized appreciation/depreciation	120,105	129,293
Net increase(decrease) in net assets resulting
from operations	161,349	199,261

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,374	1,274
Subaccounts transfers (including fixed account), net	(1,691)	(24,347)
Transfers for policyowner benefits and terminations	(89,873)	(41,148)
Policyowner maintenance charges	(1,600)	(1,681)
Net increase(decrease) from policyowner transactions	(91,790)	(65,902)

Total increase(decrease) in net assets	69,559	133,359
Net assets at beginning of period	1,112,903	979,544
Net assets at end of period	$1,182,462	$1,112,903

The accompanying notes are an integral part of these financial statements.

FS-22

Fidelity
Asset Mgr. Gr.		Asset Mgr. Gr.
SC		SC2		Mid Cap SC2

2020		2020		2020

$1,252		$5,634		$15,162
(1,153)		(6,233)		(38,775)
99		(599)		(23,613)

1,759		9,388		-
1,777		8,254		(28,077)
3,536		17,642		(28,077)

14,203		78,399		675,657

$17,838		$95,442		$623,967

Asset Mgr. Gr. SC		Asset Mgr. Gr. SC2		Mid Cap SC2

2020	2019	2020	2019	2020	2019

$99	$673	$(599)	$2,272	$(23,613)	$(14,970)
3,536	7,028	17,642	39,386	(28,077)	467,381
14,203	15,500	78,399	85,553	675,657	388,189

17,838	23,201	95,442	127,211	623,967	840,600

-	-	2,974	7,907	126,673	127,126
134	120	1,580	2,564	(280,801)	(141,643)
(11,056)	(2,833)	(66,911)	(72,541)	(363,797)	(375,659)
(31)	(34)	(2,328)	(2,242)	(7,948)	(9,047)
(10,953)	(2,747)	(64,685)	(64,312)	(525,873)	(399,223)

6,885	20,454	30,757	62,899	98,094	441,377
129,475	109,021	679,075	616,176	4,365,591	3,924,214
$136,360	$129,475	$709,832	$679,075	$4,463,685	$4,365,591

FS-23

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Money Market

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$35,935
Mortality and expense risk charge	(131,796)
Net investment income(loss)	(95,861)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$(95,861)

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(95,861)	$121,276
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	(95,861)	121,276

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	55,658	218,340
Subaccounts transfers (including fixed account), net	15,776,146	8,929,582
Transfers for policyowner benefits and terminations	(14,022,781)	(14,005,850)
Policyowner maintenance charges	(29,651)	(31,702)
Net increase(decrease) from policyowner transactions	1,779,372	(4,889,630)

Total increase(decrease) in net assets	1,683,511	(4,768,354)
Net assets at beginning of period	11,040,862	15,809,216
Net assets at end of period	$12,724,373	$11,040,862

The accompanying notes are an integral part of these financial statements.

FS-24

Fidelity
Money Market		Index 500
SC2		SC2		Strategic SC2

2020		2020		2020

$2,194		$105,536		$14,886
(11,413)		(66,913)		(4,456)
(9,219)		38,623		10,430

-		22,593		4,647
-		158,425		126
-		181,018		4,773

-		923,821		12,541

$(9,219)		$1,143,462		$27,744

Money Market SC2		Index 500 SC2		Strategic SC2

2020	2019	2020	2019	2020	2019

$(9,219)	$4,233	$38,623	$46,922	$10,430	$10,190
-	-	181,018	125,628	4,773	2,678
-	-	923,821	1,349,715	12,541	16,771

(9,219)	4,233	1,143,462	1,522,265	27,744	29,639

92,792	57,801	624,565	585,209	15,122	26,933
1,371,881	1,017,815	(98,594)	(48,952)	34,753	100,258
(1,269,216)	(523,780)	(574,225)	(232,051)	(6,386)	(16,317)
(1,677)	(1,095)	(4,636)	(4,238)	(527)	(378)
193,780	550,741	(52,890)	299,968	42,962	110,496

184,561	554,974	1,090,572	1,822,233	70,706	140,135
800,253	245,279	6,857,332	5,035,099	443,349	303,214
$984,814	$800,253	$7,947,904	$6,857,332	$514,055	$443,349

FS-25

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Balanced

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$77,218
Mortality and expense risk charge	(69,605)
Net investment income(loss)	7,613

Realized gain(loss) on investments:
Net realized gain distributions	23,780
Net realized gain(loss) on sale of fund shares	80,853
Net realized gain(loss)	104,633

Change in unrealized appreciation/depreciation	412,224

Net increase(decrease) in net assets resulting
from operations	$524,470

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,613	$20,093
Net realized gain(loss)	104,633	238,263
Net change in unrealized appreciation/depreciation	412,224	763,493
Net increase(decrease) in net assets resulting
from operations	524,470	1,021,849

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	30,250	33,360
Subaccounts transfers (including fixed account), net	43,653	47,461
Transfers for policyowner benefits and terminations	(378,376)	(459,943)
Policyowner maintenance charges	(9,353)	(9,787)
Net increase(decrease) from policyowner transactions	(313,826)	(388,909)

Total increase(decrease) in net assets	210,644	632,940
Net assets at beginning of period	6,399,968	5,767,028
Net assets at end of period	$6,610,612	$6,399,968

The accompanying notes are an integral part of these financial statements.

FS-26

MFS
		New
Utilities		Discovery		Total Return

2020		2020		2020

$655,041		$-		$150,681
(277,186)		(94,448)		(66,760)
377,855		(94,448)		83,921

683,048		871,720		174,613
578,999		340,767		55,527
1,262,047		1,212,487		230,140

(399,536)		2,438,654		247,437

$1,240,366		$3,556,693		$561,498

Utilities		New Discovery		Total Return

2020	2019	2020	2019	2020	2019

$377,855	$827,384	$(94,448)	$(91,305)	$83,921	$84,981
1,262,047	1,013,962	1,212,487	1,765,520	230,140	237,160
(399,536)	4,159,716	2,438,654	1,125,122	247,437	824,176

1,240,366	6,001,062	3,556,693	2,799,337	561,498	1,146,317

448,176	378,006	42,168	129,892	68,845	82,991
(334,061)	(1,357,399)	(1,056,620)	774,883	283,020	(16,240)
(1,660,913)	(2,667,646)	(749,300)	(1,085,166)	(653,788)	(551,179)
(43,620)	(49,390)	(15,270)	(14,880)	(13,127)	(13,409)
(1,590,418)	(3,696,429)	(1,779,022)	(195,271)	(315,050)	(497,837)

(350,052)	2,304,633	1,777,671	2,604,066	246,448	648,480
28,824,613	26,519,980	9,543,670	6,939,604	6,851,729	6,203,249
$28,474,561	$28,824,613	$11,321,341	$9,543,670	$7,098,177	$6,851,729

FS-27

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Growth SC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(8,109)
Net investment income(loss)	(8,109)

Realized gain(loss) on investments:
Net realized gain distributions	54,938
Net realized gain(loss) on sale of fund shares	16,010
Net realized gain(loss)	70,948

Change in unrealized appreciation/depreciation	155,254

Net increase(decrease) in net assets resulting
from operations	$218,093

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(8,109)	$(6,718)
Net realized gain(loss)	70,948	72,458
Net change in unrealized appreciation/depreciation	155,254	136,911
Net increase(decrease) in net assets resulting
from operations	218,093	202,651

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	76,638	53,495
Subaccounts transfers (including fixed account), net	(3,546)	(18,159)
Transfers for policyowner benefits and terminations	(43,109)	(57,786)
Policyowner maintenance charges	(1,024)	(935)
Net increase(decrease) from policyowner transactions	28,959	(23,385)

Total increase(decrease) in net assets	247,052	179,266
Net assets at beginning of period	735,470	556,204
Net assets at end of period	$982,522	$735,470

The accompanying notes are an integral part of these financial statements.

FS-28

MFS
New Discovery
SC		Utilities SC		Strategic

2020		2020		2020

$-		$34,493		$131,165
(6,598)		(15,623)		(37,383)
(6,598)		18,870		93,782

65,537		40,812		-
12,339		11,309		17,997
77,876		52,121		17,997

190,672		7,388		170,311

$261,950		$78,379		$282,090

New Discovery SC		Utilities SC		Strategic

2020	2019	2020	2019	2020	2019

$(6,598)	$(6,827)	$18,870	$40,899	$93,782	$91,827
77,876	139,514	52,121	21,459	17,997	(10,987)
190,672	82,104	7,388	196,752	170,311	317,512

261,950	214,791	78,379	259,110	282,090	398,352

28,214	104,693	89,178	475,857	12,925	15,477
(20,546)	(25,650)	43,949	22,418	112,958	(312,427)
(204,580)	(22,723)	(76,638)	(95,682)	(432,118)	(431,049)
(739)	(710)	(2,604)	(2,361)	(6,064)	(6,305)
(197,651)	55,610	53,885	400,232	(312,299)	(734,304)

64,299	270,401	132,264	659,342	(30,209)	(335,952)
771,101	500,700	1,645,000	985,658	3,757,696	4,093,648
$835,400	$771,101	$1,777,264	$1,645,000	$3,727,487	$3,757,696

FS-29

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$641,770
Mortality and expense risk charge	(298,723)
Net investment income(loss)	343,047

Realized gain(loss) on investments:
Net realized gain distributions	1,074,733
Net realized gain(loss) on sale of fund shares	404,897
Net realized gain(loss)	1,479,630

Change in unrealized appreciation/depreciation	1,902,001

Net increase(decrease) in net assets resulting
from operations	$3,724,678

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$343,047	$165,436
Net realized gain(loss)	1,479,630	1,581,081
Net change in unrealized appreciation/depreciation	1,902,001	6,003,977
Net increase(decrease) in net assets resulting
from operations	3,724,678	7,750,494

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	214,048	417,059
Subaccounts transfers (including fixed account), net	(1,242,773)	(1,472,584)
Transfers for policyowner benefits and terminations	(2,808,278)	(2,562,833)
Policyowner maintenance charges	(261,632)	(275,548)
Net increase(decrease) from policyowner transactions	(4,098,635)	(3,893,906)

Total increase(decrease) in net assets	(373,957)	3,856,588
Net assets at beginning of period	34,028,582	30,171,994
Net assets at end of period	$33,654,625	$34,028,582

The accompanying notes are an integral part of these financial statements.

FS-30

MFS
Blended Core
SC		Corporate SC		Government SC

2020		2020		2020

$428		$21,092		$40,515
(314)		(6,623)		(15,206)
114		14,469		25,309

1,601		1,823		-
64		3,672		3,077
1,665		5,495		3,077

2,602		38,995		39,646

$4,381		$58,959		$68,032

Blended Core SC		Corporate SC		Government SC

2020	2019	2020	2019	2020	2019

$114	$28	$14,469	$13,513	$25,309	$25,529
1,665	1,422	5,495	(3,425)	3,077	(3,682)
2,602	3,828	38,995	52,809	39,646	53,407

4,381	5,278	58,959	62,897	68,032	75,254

3,573	10,351	32,479	60,351	9,713	150,193
158	(110)	16,020	102,651	106,480	(9)
(1,221)	-	(50,287)	(78,828)	(42,455)	(150,747)
(39)	(34)	(1,525)	(1,308)	(1,942)	(1,792)
2,471	10,207	(3,313)	82,866	71,796	(2,355)

6,852	15,485	55,646	145,763	139,828	72,899
31,230	15,745	651,113	505,350	1,385,848	1,312,949
$38,082	$31,230	$706,759	$651,113	$1,525,676	$1,385,848

FS-31

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Growth
	Allocation SC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,731
Mortality and expense risk charge	(3,564)
Net investment income(loss)	2,167

Realized gain(loss) on investments:
Net realized gain distributions	27,372
Net realized gain(loss) on sale of fund shares	2,247
Net realized gain(loss)	29,619

Change in unrealized appreciation/depreciation	19,126

Net increase(decrease) in net assets resulting
from operations	$50,912

	Growth Allocation SC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,167	$3,543
Net realized gain(loss)	29,619	32,721
Net change in unrealized appreciation/depreciation	19,126	38,828
Net increase(decrease) in net assets resulting
from operations	50,912	75,092

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	103,058	30,195
Subaccounts transfers (including fixed account), net	(61,391)	1,181
Transfers for policyowner benefits and terminations	(53,820)	(6,509)
Policyowner maintenance charges	(1,155)	(1,176)
Net increase(decrease) from policyowner transactions	(13,308)	23,691

Total increase(decrease) in net assets	37,604	98,783
Net assets at beginning of period	387,293	288,510
Net assets at end of period	$424,897	$387,293

The accompanying notes are an integral part of these financial statements.

FS-32

MFS
		Conservative		Blended
Moderate SC		SC		Small Cap SC

2020		2020		2020

$13,782		$3,763		$1,365
(7,954)		(1,579)		(2,578)
5,828		2,184		(1,213)

41,180		7,298		17,658
(53,784)		825		(6,125)
(12,604)		8,123		11,533

(979)		6,684		(13,804)

$(7,755)		$16,991		$(3,484)

Moderate SC		Conservative SC		Blended Small Cap SC

2020	2019	2020	2019	2020	2019

$5,828	$16,355	$2,184	$2,034	$(1,213)	$(879)
(12,604)	94,139	8,123	7,492	11,533	15,404
(979)	128,732	6,684	10,838	(13,804)	27,161

(7,755)	239,226	16,991	20,364	(3,484)	41,686

31,318	13,767	15,799	42,470	1,345	213,682
(582,677)	(3,736)	(23)	4	(61,856)	(4,166)
(25,286)	(75,165)	(13,489)	(14,636)	-	-
(1,054)	(1,591)	(487)	(476)	(290)	(155)
(577,699)	(66,725)	1,800	27,362	(60,801)	209,361

(585,454)	172,501	18,791	47,726	(64,285)	251,047
1,352,708	1,180,207	153,679	105,953	321,523	70,476
$767,254	$1,352,708	$172,470	$153,679	$257,238	$321,523

FS-33

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

MFS
Global
Real Estate IC

2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

Global Real Estate IC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	-	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-34

MFS		Van Kampen
Global		Emerging
Real Estate SC		Markets		Intl. Magnum

2020		2020		2020

$-		$345,179		$23,822
(44)		(235,509)		(17,616)
(44)		109,670		6,206

-		418,865		121,907
1		275,223		(32,476)
1		694,088		89,431

1,230		2,551,029		30,531

$1,187		$3,354,787		$126,168

Global Real Estate SC		Emerging Markets		Intl. Magnum

2020	2019	2020	2019	2020	2019

$(44)	$-	$109,670	$20,614	$6,206	$15,842
1	-	694,088	1,887,971	89,431	71,360
1,230	-	2,551,029	2,440,655	30,531	197,185

1,187	-	3,354,787	4,349,240	126,168	284,387

13,419	-	179,164	299,449	30,983	9,047
-	-	(1,372,231)	(347,844)	(178,840)	(13,709)
-	-	(2,324,474)	(2,070,002)	(112,233)	(143,035)
(9)	-	(168,537)	(177,272)	(3,532)	(3,872)
13,410	-	(3,686,078)	(2,295,669)	(263,622)	(151,569)

14,597	-	(331,291)	2,053,571	(137,454)	132,818
-	-	26,711,711	24,658,140	1,905,603	1,772,785
$14,597	$-	$26,380,420	$26,711,711	$1,768,149	$1,905,603

FS-35

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen
	U.S. Real
	Estate

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,691,559
Mortality and expense risk charge	(557,883)
Net investment income(loss)	1,133,676

Realized gain(loss) on investments:
Net realized gain distributions	1,679,357
Net realized gain(loss) on sale of fund shares	(579,760)
Net realized gain(loss)	1,099,597

Change in unrealized appreciation/depreciation	(11,521,691)

Net increase(decrease) in net assets resulting
from operations	$(9,288,418)

	U.S. Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,133,676	$578,727
Net realized gain(loss)	1,099,597	2,970,991
Net change in unrealized appreciation/depreciation	(11,521,691)	6,855,192
Net increase(decrease) in net assets resulting
from operations	(9,288,418)	10,404,910

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	622,878	860,218
Subaccounts transfers (including fixed account), net	12,223,888	(433,812)
Transfers for policyowner benefits and terminations	(5,063,541)	(4,819,136)
Policyowner maintenance charges	(425,247)	(457,392)
Net increase(decrease) from policyowner transactions	7,357,978	(4,850,122)

Total increase(decrease) in net assets	(1,930,440)	5,554,788
Net assets at beginning of period	65,092,376	59,537,588
Net assets at end of period	$63,161,936	$65,092,376

The accompanying notes are an integral part of these financial statements.

FS-36

Van Kampen				Calvert
		Core Plus
Global II		Fixed II		Balanced

2020		2020		2020

$1,030		$8,143		$93,292
(792)		(3,407)		(65,451)
238		4,736		27,841

5,711		3,267		192,512
(1,155)		1,923		78,155
4,556		5,190		270,667

(83)		15,643		508,381

$4,711		$25,569		$806,889

Global II		Core Plus Fixed II		Balanced

2020	2019	2020	2019	2020	2019

$238	$622	$4,736	$478	$27,841	$29,717
4,556	5,227	5,190	328	270,667	296,861
(83)	8,785	15,643	1,136	508,381	862,366

4,711	14,634	25,569	1,942	806,889	1,188,944

477	5,305	30,607	19,102	36,200	30,925
(56)	467	344,139	195,117	(80,494)	537,989
(15,287)	(58,609)	(123,395)	(230)	(159,313)	(642,490)
(239)	(300)	(1,035)	(163)	(8,730)	(9,015)
(15,105)	(53,137)	250,316	213,826	(212,337)	(82,591)

(10,394)	(38,503)	275,885	215,768	594,552	1,106,353
95,618	134,121	215,768	-	6,110,659	5,004,306
$85,224	$95,618	$491,653	$215,768	$6,705,211	$6,110,659

FS-37

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Mid Cap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9,155
Mortality and expense risk charge	(20,830)
Net investment income(loss)	(11,675)

Realized gain(loss) on investments:
Net realized gain distributions	153,486
Net realized gain(loss) on sale of fund shares	22,373
Net realized gain(loss)	175,859

Change in unrealized appreciation/depreciation	71,158

Net increase(decrease) in net assets resulting
from operations	$235,342

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(11,675)	$(12,432)
Net realized gain(loss)	175,859	197,376
Net change in unrealized appreciation/depreciation	71,158	382,908
Net increase(decrease) in net assets resulting
from operations	235,342	567,852

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(16,312)	(16,572)
Transfers for policyowner benefits and terminations	(268,262)	(188,129)
Policyowner maintenance charges	(4,324)	(4,947)
Net increase(decrease) from policyowner transactions	(288,898)	(209,648)

Total increase(decrease) in net assets	(53,556)	358,204
Net assets at beginning of period	2,300,344	1,942,140
Net assets at end of period	$2,246,788	$2,300,344

The accompanying notes are an integral part of these financial statements.

FS-38

Calvert		American Century
		Income &		Mid Cap
Balanced F		Growth		Value

2020		2020		2020

$5,519		$928,138		$167,735
(3,850)		(463,810)		(92,007)
1,669		464,328		75,728

11,389		2,421,726		-
(569)		466,237		(48,928)
10,820		2,887,963		(48,928)

33,198		1,739,786		(99,652)

$45,687		$5,092,077		$(72,852)

Balanced F		Income & Growth		Mid Cap Value

2020	2019	2020	2019	2020	2019

$1,669	$2,327	$464,328	$551,453	$75,728	$111,444
10,820	13,784	2,887,963	4,658,704	(48,928)	1,156,349
33,198	57,241	1,739,786	4,983,287	(99,652)	1,260,847

45,687	73,352	5,092,077	10,193,444	(72,852)	2,528,640

76,949	57,191	326,045	941,194	96,328	149,702
(45,311)	19,259	(1,263,704)	(715,884)	(188,124)	(413,730)
(49,746)	(13,725)	(4,805,546)	(4,312,657)	(906,277)	(677,481)
(1,133)	(1,015)	(330,419)	(348,489)	(18,340)	(21,395)
(19,241)	61,710	(6,073,624)	(4,435,836)	(1,016,413)	(962,904)

26,446	135,062	(981,547)	5,757,608	(1,089,265)	1,565,736
435,748	300,686	51,753,850	45,996,242	10,934,634	9,368,898
$462,194	$435,748	$50,772,303	$51,753,850	$9,845,369	$10,934,634

FS-39

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Century
	Inc. & Growth
	II

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$11,510
Mortality and expense risk charge	(6,677)
Net investment income(loss)	4,833

Realized gain(loss) on investments:
Net realized gain distributions	32,885
Net realized gain(loss) on sale of fund shares	(3,550)
Net realized gain(loss)	29,335

Change in unrealized appreciation/depreciation	32,069

Net increase(decrease) in net assets resulting
from operations	$66,237

	Inc. & Growth II

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,833	$6,156
Net realized gain(loss)	29,335	60,227
Net change in unrealized appreciation/depreciation	32,069	79,531
Net increase(decrease) in net assets resulting
from operations	66,237	145,914

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	19,258	20,479
Subaccounts transfers (including fixed account), net	657	(74,026)
Transfers for policyowner benefits and terminations	(57,342)	(41,599)
Policyowner maintenance charges	(748)	(1,032)
Net increase(decrease) from policyowner transactions	(38,175)	(96,178)

Total increase(decrease) in net assets	28,062	49,736
Net assets at beginning of period	735,534	685,798
Net assets at end of period	$763,596	$735,534

The accompanying notes are an integral part of these financial statements.

FS-40

AIM
Intl.
Growth		Global		Global Value

2020		2020		2020

$221,739		$127,340		$40,284
(91,368)		(24,688)		(32,284)
130,371		102,652		8,000

213,629		71,126		-
240,022		(21,707)		(7,291)
453,651		49,419		(7,291)

607,086		(540,095)		354,508

$1,191,108		$(388,024)		$355,217

Intl. Growth		Global		Global Value

2020	2019	2020	2019	2020	2019

$130,371	$57,288	$102,652	$99,384	$8,000	$10,140
453,651	902,179	49,419	61,790	(7,291)	223,827
607,086	1,439,325	(540,095)	368,325	354,508	473,145

1,191,108	2,398,792	(388,024)	529,499	355,217	707,112

213,473	133,431	88,778	166,101	9,811	13,636
(358,940)	(555,311)	191,916	38,223	(69,499)	(66,381)
(920,794)	(751,022)	(197,626)	(254,935)	(353,160)	(357,354)
(17,433)	(20,029)	(4,173)	(5,046)	(5,384)	(5,909)
(1,083,694)	(1,192,931)	78,895	(55,657)	(418,232)	(416,008)

107,414	1,205,861	(309,129)	473,842	(63,015)	291,104
10,285,478	9,079,617	2,940,788	2,466,946	3,416,459	3,125,355
$10,392,892	$10,285,478	$2,631,659	$2,940,788	$3,353,444	$3,416,459

FS-41

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM
	Discovery
	Mid Cap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(21,335)
Net investment income(loss)	(21,335)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	125,347
Net realized gain(loss)	125,347

Change in unrealized appreciation/depreciation	1,050,114

Net increase(decrease) in net assets resulting
from operations	$1,154,126

	Discovery Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(21,335)	$-
Net realized gain(loss)	125,347	-
Net change in unrealized appreciation/depreciation	1,050,114	-
Net increase(decrease) in net assets resulting
from operations	1,154,126	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	10,137	-
Subaccounts transfers (including fixed account), net	2,555,056	-
Transfers for policyowner benefits and terminations	(193,523)	-
Policyowner maintenance charges	(3,802)	-
Net increase(decrease) from policyowner transactions	2,367,868	-

Total increase(decrease) in net assets	3,521,994	-
Net assets at beginning of period	-	-
Net assets at end of period	$3,521,994	$-

The accompanying notes are an integral part of these financial statements.

FS-42

AIM

Diversified		Value		Real Estate

2020		2020		2020

$9,534		$804		$24,767
(3,492)		(1,211)		(5,373)
6,042		(407)		19,394

8,691		1,227		15,091
(6,552)		(499)		2,282
2,139		728		17,373

(16,281)		385		(118,698)

$(8,100)		$706		$(81,931)

Diversified		Value		Real Estate

2020	2019	2020	2019	2020	2019

$6,042	$5,123	$(407)	$(765)	$19,394	$14,761
2,139	11,907	728	7,728	17,373	(943)
(16,281)	39,475	385	20,503	(118,698)	64,485

(8,100)	56,505	706	27,466	(81,931)	78,303

10,972	137,665	6,596	4,800	3,882	183,819
(20,399)	4,455	440	(4,403)	14,651	273,630
(21,659)	(67,648)	(841)	(11,384)	(132,509)	(60,050)
(623)	(639)	(124)	(131)	(649)	(632)
(31,709)	73,833	6,071	(11,118)	(114,625)	396,767

(39,809)	130,338	6,777	16,348	(196,556)	475,070
400,085	269,747	137,539	121,191	738,912	263,842
$360,276	$400,085	$144,316	$137,539	$542,356	$738,912

FS-43

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	MidCap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$756,790
Mortality and expense risk charge	(629,224)
Net investment income(loss)	127,566

Realized gain(loss) on investments:
Net realized gain distributions	2,220,927
Net realized gain(loss) on sale of fund shares	2,621,857
Net realized gain(loss)	4,842,784

Change in unrealized appreciation/depreciation	3,258,130

Net increase(decrease) in net assets resulting
from operations	$8,228,480

	S&P MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$127,566	$92,859
Net realized gain(loss)	4,842,784	6,789,460
Net change in unrealized appreciation/depreciation	3,258,130	7,690,160
Net increase(decrease) in net assets resulting
from operations	8,228,480	14,572,479

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	374,317	631,485
Subaccounts transfers (including fixed account), net	(2,063,187)	(863,213)
Transfers for policyowner benefits and terminations	(6,141,390)	(6,279,868)
Policyowner maintenance charges	(343,624)	(366,104)
Net increase(decrease) from policyowner transactions	(8,173,884)	(6,877,700)

Total increase(decrease) in net assets	54,596	7,694,779
Net assets at beginning of period	69,037,353	61,342,574
Net assets at end of period	$69,091,949	$69,037,353

The accompanying notes are an integral part of these financial statements.

FS-44

Summit
Russell		Nasdaq-100		EAFE
Small Cap		Index		Intl.

2020		2020		2020

$394,435		$227,647		$1,640,686
(378,482)		(504,513)		(474,337)
15,953		(276,866)		1,166,349

2,205,842		1,769,383		-
759,381		9,665,502		947,381
2,965,223		11,434,885		947,381

4,060,998		8,752,791		1,840,811

$7,042,174		$19,910,810		$3,954,541

Russell Small Cap		Nasdaq-100 Index		EAFE Intl.

2020	2019	2020	2019	2020	2019

$15,953	$(42,392)	$(276,866)	$(228,569)	$1,166,349	$882,215
2,965,223	3,753,500	11,434,885	5,388,644	947,381	717,901
4,060,998	4,987,477	8,752,791	10,292,359	1,840,811	7,961,311

7,042,174	8,698,585	19,910,810	15,452,434	3,954,541	9,561,427

286,858	444,644	316,443	661,400	316,156	644,703
(2,691,800)	122,381	(10,083,541)	(2,773,656)	868,487	(537,118)
(4,023,173)	(4,140,162)	(4,915,811)	(4,433,457)	(4,664,855)	(4,397,897)
(193,347)	(207,446)	(306,736)	(308,657)	(436,766)	(459,063)
(6,621,462)	(3,780,583)	(14,989,645)	(6,854,370)	(3,916,978)	(4,749,375)

420,712	4,918,002	4,921,165	8,598,064	37,563	4,812,052
42,427,196	37,509,194	52,075,469	43,477,405	53,759,585	48,947,533
$42,847,908	$42,427,196	$56,996,634	$52,075,469	$53,797,148	$53,759,585

FS-45

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	S&P 500

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,608,362
Mortality and expense risk charge	(1,645,892)
Net investment income(loss)	962,470

Realized gain(loss) on investments:
Net realized gain distributions	5,138,286
Net realized gain(loss) on sale of fund shares	7,146,110
Net realized gain(loss)	12,284,396

Change in unrealized appreciation/depreciation	12,231,865

Net increase(decrease) in net assets resulting
from operations	$25,478,731

	S&P 500

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$962,470	$1,166,700
Net realized gain(loss)	12,284,396	15,907,091
Net change in unrealized appreciation/depreciation	12,231,865	24,620,220
Net increase(decrease) in net assets resulting
from operations	25,478,731	41,694,011

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,040,983	1,483,268
Subaccounts transfers (including fixed account), net	(9,133,573)	(6,549,129)
Transfers for policyowner benefits and terminations	(14,003,137)	(14,473,508)
Policyowner maintenance charges	(868,418)	(908,139)
Net increase(decrease) from policyowner transactions	(22,964,145)	(20,447,508)

Total increase(decrease) in net assets	2,514,586	21,246,503
Net assets at beginning of period	167,938,678	146,692,175
Net assets at end of period	$170,453,264	$167,938,678

The accompanying notes are an integral part of these financial statements.

FS-46

Summit

Barclays		Growth		Mod. Growth

2020		2020		2020

$2,555,248		$2,112,398		$1,129,823
(875,353)		(1,243,865)		(677,834)
1,679,895		868,533		451,989

-		-		780,631
904,452		2,801,549		852,115
904,452		2,801,549		1,632,746

3,039,947		(2,925,361)		(282,370)

$5,624,294		$744,721		$1,802,365

Barclays		Growth		Mod. Growth

2020	2019	2020	2019	2020	2019

$1,679,895	$2,079,515	$868,533	$539,393	$451,989	$351,857
904,452	138,522	2,801,549	3,900,224	1,632,746	2,170,444
3,039,947	4,648,488	(2,925,361)	19,666,679	(282,370)	9,436,225

5,624,294	6,866,525	744,721	24,106,296	1,802,365	11,958,526

760,780	986,483	3,334,044	4,009,432	2,171,163	1,584,003
371,546	458,887	(8,432,570)	(17,051,810)	(1,446,020)	(3,106,472)
(8,929,565)	(8,431,312)	(8,493,503)	(8,155,609)	(3,978,991)	(5,392,844)
(800,515)	(834,621)	(1,825,950)	(2,024,090)	(925,670)	(961,221)
(8,597,754)	(7,820,563)	(15,417,979)	(23,222,077)	(4,179,518)	(7,876,534)

(2,973,460)	(954,038)	(14,673,258)	884,219	(2,377,153)	4,081,992
94,851,133	95,805,171	143,773,240	142,889,021	75,547,277	71,465,285
$91,877,673	$94,851,133	$129,099,982	$143,773,240	$73,170,124	$75,547,277

FS-47

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Moderate

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,432,107
Mortality and expense risk charge	(817,998)
Net investment income(loss)	614,109

Realized gain(loss) on investments:
Net realized gain distributions	1,876,210
Net realized gain(loss) on sale of fund shares	986,683
Net realized gain(loss)	2,862,893

Change in unrealized appreciation/depreciation	(7,371)

Net increase(decrease) in net assets resulting
from operations	$3,469,631

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$614,109	$527,070
Net realized gain(loss)	2,862,893	1,538,197
Net change in unrealized appreciation/depreciation	(7,371)	10,993,767
Net increase(decrease) in net assets resulting
from operations	3,469,631	13,059,034

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	663,438	912,617
Subaccounts transfers (including fixed account), net	3,469,036	(644,342)
Transfers for policyowner benefits and terminations	(7,081,156)	(6,606,619)
Policyowner maintenance charges	(974,112)	(1,003,976)
Net increase(decrease) from policyowner transactions	(3,922,794)	(7,342,320)

Total increase(decrease) in net assets	(453,163)	5,716,714
Net assets at beginning of period	90,423,044	84,706,330
Net assets at end of period	$89,969,881	$90,423,044

The accompanying notes are an integral part of these financial statements.

FS-48

Third Avenue		Dreyfus

Value		MidCap		Small Cap

2020		2020		2020

$175,573		$15,126		$8,301
(69,559)		(28,606)		(7,832)
106,014		(13,480)		469

47,422		-		47,266
(400,240)		(36,747)		(7,282)
(352,818)		(36,747)		39,984

(97,622)		231,344		48,275

$(344,426)		$181,117		$88,728

Value		MidCap		Small Cap

2020	2019	2020	2019	2020	2019

$106,014	$(70,948)	$(13,480)	$(21,227)	$469	$(1,032)
(352,818)	(127,166)	(36,747)	249,339	39,984	65,407
(97,622)	1,162,053	231,344	362,382	48,275	94,163

(344,426)	963,939	181,117	590,494	88,728	158,538

63,937	85,277	43,792	66,272	30,933	119,128
(197,113)	127,205	(159,105)	(53,330)	10,725	(57,729)
(928,531)	(857,522)	(252,823)	(585,775)	(60,159)	(100,328)
(13,986)	(18,714)	(5,845)	(7,971)	(1,148)	(1,372)
(1,075,693)	(663,754)	(373,981)	(580,804)	(19,649)	(40,301)

(1,420,119)	300,185	(192,864)	9,690	69,079	118,237
8,983,240	8,683,055	3,350,989	3,341,299	900,180	781,943
$7,563,121	$8,983,240	$3,158,125	$3,350,989	$969,259	$900,180

FS-49

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Scudder
	Small
	Mid Value

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$25,863
Mortality and expense risk charge	(18,693)
Net investment income(loss)	7,170

Realized gain(loss) on investments:
Net realized gain distributions	150,324
Net realized gain(loss) on sale of fund shares	(110,758)
Net realized gain(loss)	39,566

Change in unrealized appreciation/depreciation	(105,008)

Net increase(decrease) in net assets resulting
from operations	$(58,272)

	Small Mid Value

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,170	$(6,882)
Net realized gain(loss)	39,566	115,693
Net change in unrealized appreciation/depreciation	(105,008)	329,687
Net increase(decrease) in net assets resulting
from operations	(58,272)	438,498

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	21,633	45,385
Subaccounts transfers (including fixed account), net	(4,630)	(247,667)
Transfers for policyowner benefits and terminations	(213,569)	(234,339)
Policyowner maintenance charges	(3,583)	(4,493)
Net increase(decrease) from policyowner transactions	(200,149)	(441,114)

Total increase(decrease) in net assets	(258,421)	(2,616)
Net assets at beginning of period	2,293,928	2,296,544
Net assets at end of period	$2,035,507	$2,293,928

The accompanying notes are an integral part of these financial statements.

FS-50

Scudder				Neuberger Berman

Thematic		Alternative		Regency

2020		2020		2020

$8,460		$1,015		$9,287
(5,802)		(426)		(8,270)
2,658		589		1,017

-		-		-
33,090		30		(71,673)
33,090		30		(71,673)

74,418		1,303		15,315

$110,166		$1,922		$(55,341)

Thematic		Alternative		Regency

2020	2019	2020	2019	2020	2019

$2,658	$1,777	$589	$1,072	$1,017	$(4,505)
33,090	34,457	30	(7)	(71,673)	157,230
74,418	107,226	1,303	4,208	15,315	7,900

110,166	143,460	1,922	5,273	(55,341)	160,625

2,099	1,531	801	1,238	12,899	12,018
(83,006)	155,005	556	1,759	(14,344)	7,138
(39,082)	(95,328)	(3,228)	(1,182)	(95,350)	(138,743)
(1,163)	(1,123)	(34)	(46)	(1,616)	(2,549)
(121,152)	60,085	(1,905)	1,769	(98,411)	(122,136)

(10,986)	203,545	17	7,042	(153,752)	38,489
662,550	459,005	46,159	39,117	1,044,945	1,006,456
$651,564	$662,550	$46,176	$46,159	$891,193	$1,044,945

FS-51

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Intrinsic

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,170
Mortality and expense risk charge	(1,871)
Net investment income(loss)	(701)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(24,306)
Net realized gain(loss)	(24,306)

Change in unrealized appreciation/depreciation	4,293

Net increase(decrease) in net assets resulting
from operations	$(20,714)

	Intrinsic

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(701)	$(2,125)
Net realized gain(loss)	(24,306)	24,628
Net change in unrealized appreciation/depreciation	4,293	19,067
Net increase(decrease) in net assets resulting
from operations	(20,714)	41,570

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	48,954	11,783
Subaccounts transfers (including fixed account), net	(35,168)	(27,080)
Transfers for policyowner benefits and terminations	(30,012)	(19,982)
Policyowner maintenance charges	(364)	(501)
Net increase(decrease) from policyowner transactions	(16,590)	(35,780)

Total increase(decrease) in net assets	(37,304)	5,790
Net assets at beginning of period	276,464	270,674
Net assets at end of period	$239,160	$276,464

The accompanying notes are an integral part of these financial statements.

FS-52

Neuberger Berman		T. Rowe		Pimco

Growth		Blue Chip		Total Return

2020		2020		2020

$-		$-		$238,253
(5,944)		(569,363)		(109,608)
(5,944)		(569,363)		128,645

32,631		2,020,557		125,550
13,971		8,879,432		72,423
46,602		10,899,989		197,973

160,393		6,327,258		495,029

$201,051		$16,657,884		$821,647

Growth		Blue Chip		Total Return

2020	2019	2020	2019	2020	2019

$(5,944)	$(5,906)	$(569,363)	$(552,141)	$128,645	$241,207
46,602	54,918	10,899,989	5,972,163	197,973	(41,517)
160,393	103,930	6,327,258	8,582,030	495,029	638,786

201,051	152,942	16,657,884	14,002,052	821,647	838,476

41,201	61,581	907,209	1,452,830	173,262	87,340
23,810	(108,532)	(8,565,969)	(2,810,010)	(437,169)	(717,646)
(64,001)	(36,958)	(5,274,972)	(5,325,950)	(1,001,524)	(987,287)
(939)	(982)	(341,794)	(350,209)	(17,904)	(19,178)
71	(84,891)	(13,275,526)	(7,033,339)	(1,283,335)	(1,636,771)

201,122	68,051	3,382,358	6,968,713	(461,688)	(798,295)
570,387	502,336	58,648,453	51,679,740	11,436,444	12,234,739
$771,509	$570,387	$62,030,811	$58,648,453	$10,974,756	$11,436,444

FS-53

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Low Duration

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$107,656
Mortality and expense risk charge	(86,728)
Net investment income(loss)	20,928

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(41,308)
Net realized gain(loss)	(41,308)

Change in unrealized appreciation/depreciation	198,146

Net increase(decrease) in net assets resulting
from operations	$177,766

	Low Duration

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$20,928	$164,299
Net realized gain(loss)	(41,308)	(38,981)
Net change in unrealized appreciation/depreciation	198,146	150,120
Net increase(decrease) in net assets resulting
from operations	177,766	275,438

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	67,522	68,566
Subaccounts transfers (including fixed account), net	1,057,210	686,585
Transfers for policyowner benefits and terminations	(1,228,215)	(1,060,538)
Policyowner maintenance charges	(76,578)	(78,882)
Net increase(decrease) from policyowner transactions	(180,061)	(384,269)

Total increase(decrease) in net assets	(2,295)	(108,831)
Net assets at beginning of period	8,864,385	8,973,216
Net assets at end of period	$8,862,090	$8,864,385

The accompanying notes are an integral part of these financial statements.

FS-54

Pimco
				Low Duration
Short Term		Emerging		Adv.

2020		2020		2020

$5,697		$3,570		$6,745
(5,077)		(800)		(6,087)
620		2,770		658

-		-		-
1,347		(659)		3,131
1,347		(659)		3,131

9,998		2,362		11,079

$11,965		$4,473		$14,868

Short Term		Emerging		Low Duration Adv.

2020	2019	2020	2019	2020	2019

$620	$2,009	$2,770	$2,679	$658	$5,351
1,347	1	(659)	(232)	3,131	(312)
9,998	401	2,362	7,993	11,079	3,962

11,965	2,411	4,473	10,440	14,868	9,001

2,144	5,427	8,497	18,365	13,613	7,261
389,465	3,164	(10,840)	-	224,941	53,974
(42,496)	(9,161)	(2,699)	(30,669)	(45,253)	(42,747)
(500)	(148)	(143)	(126)	(818)	(485)
348,613	(718)	(5,185)	(12,430)	192,483	18,003

360,578	1,693	(712)	(1,990)	207,351	27,004
143,563	141,870	82,486	84,476	350,857	323,853
$504,141	$143,563	$81,774	$82,486	$558,208	$350,857

FS-55

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Real Return

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,217
Mortality and expense risk charge	(12,236)
Net investment income(loss)	3,981

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	22,023
Net realized gain(loss)	22,023

Change in unrealized appreciation/depreciation	94,852

Net increase(decrease) in net assets resulting
from operations	$120,856

	Real Return

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,981	$6,301
Net realized gain(loss)	22,023	(1,241)
Net change in unrealized appreciation/depreciation	94,852	55,360
Net increase(decrease) in net assets resulting
from operations	120,856	60,420

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	73,913	319,123
Subaccounts transfers (including fixed account), net	542,819	(77,549)
Transfers for policyowner benefits and terminations	(48,610)	(39,355)
Policyowner maintenance charges	(1,116)	(786)
Net increase(decrease) from policyowner transactions	567,006	201,433

Total increase(decrease) in net assets	687,862	261,853
Net assets at beginning of period	1,016,872	755,019
Net assets at end of period	$1,704,734	$1,016,872

The accompanying notes are an integral part of these financial statements.

FS-56

Pimco		Ibbotson

Commodity		Balanced		Growth

2020		2020		2020

$4,535		$13,059		$9,671
(740)		(7,236)		(4,816)
3,795		5,823		4,855

-		8,360		13,836
(494)		(68,004)		(622)
(494)		(59,644)		13,214

(2,371)		52,367		18,293

$930		$(1,454)		$36,362

Commodity		Balanced		Growth

2020	2019	2020	2019	2020	2019

$3,795	$2,577	$5,823	$8,809	$4,855	$5,158
(494)	(2,427)	(59,644)	(9,517)	13,214	33,108
(2,371)	7,886	52,367	163,614	18,293	91,233

930	8,036	(1,454)	162,906	36,362	129,499

9,703	-	12,699	552	2,708	6,717
-	-	(275,614)	(13,187)	(82,510)	42,440
(581)	(11,578)	(62,914)	(384,613)	(67,948)	(378,665)
(46)	(42)	(1,402)	(3,251)	(1,085)	(1,666)
9,076	(11,620)	(327,231)	(400,499)	(148,835)	(331,174)

10,006	(3,584)	(328,685)	(237,593)	(112,473)	(201,675)
79,551	83,135	1,027,190	1,264,783	635,628	837,303
$89,557	$79,551	$698,505	$1,027,190	$523,155	$635,628

FS-57

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Income

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,460
Mortality and expense risk charge	(4,496)
Net investment income(loss)	2,964

Realized gain(loss) on investments:
Net realized gain distributions	4,188
Net realized gain(loss) on sale of fund shares	(8,555)
Net realized gain(loss)	(4,367)

Change in unrealized appreciation/depreciation	24,315

Net increase(decrease) in net assets resulting
from operations	$22,912

	Income

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,964	$4,508
Net realized gain(loss)	(4,367)	(5,814)
Net change in unrealized appreciation/depreciation	24,315	86,488
Net increase(decrease) in net assets resulting
from operations	22,912	85,182

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	26
Subaccounts transfers (including fixed account), net	9,515	(187,858)
Transfers for policyowner benefits and terminations	(177,759)	(141,970)
Policyowner maintenance charges	(1,356)	(2,060)
Net increase(decrease) from policyowner transactions	(169,600)	(331,862)

Total increase(decrease) in net assets	(146,688)	(246,680)
Net assets at beginning of period	577,373	824,053
Net assets at end of period	$430,685	$577,373

The accompanying notes are an integral part of these financial statements.

FS-58

Franklin Templeton
				Global
Global Bond		Income		Discovery

2020		2020		2020

$2,809,227		$77,938		$749
(333,788)		(12,975)		(310)
2,475,439		64,963		439

-		1,104		600
(840,380)		(31,411)		(45)
(840,380)		(30,307)		555

(3,928,868)		(50,711)		458

$(2,293,809)		$(16,055)		$1,452

Global Bond		Income		Global Discovery

2020	2019	2020	2019	2020	2019

$2,475,439	$2,286,756	$64,963	$49,253	$439	$213
(840,380)	(208,854)	(30,307)	22,945	555	2,790
(3,928,868)	(1,675,451)	(50,711)	96,136	458	2,251

(2,293,809)	402,451	(16,055)	168,334	1,452	5,254

201,755	648,299	35,634	282,182	22,747	919
3,081,733	2,871,730	(74,748)	(15,811)	1,926	1,473
(3,070,977)	(2,885,719)	(58,001)	(61,536)	-	-
(303,903)	(319,373)	(1,781)	(1,802)	(51)	(65)
(91,392)	314,937	(98,896)	203,033	24,622	2,327

(2,385,201)	717,388	(114,951)	371,367	26,074	7,581
37,852,702	37,135,314	1,435,487	1,064,120	28,276	20,695
$35,467,501	$37,852,702	$1,320,536	$1,435,487	$54,350	$28,276

FS-59

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Small Cap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,626
Mortality and expense risk charge	(2,768)
Net investment income(loss)	858

Realized gain(loss) on investments:
Net realized gain distributions	15,421
Net realized gain(loss) on sale of fund shares	(30,187)
Net realized gain(loss)	(14,766)

Change in unrealized appreciation/depreciation	36,033

Net increase(decrease) in net assets resulting
from operations	$22,125

	Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$858	$225
Net realized gain(loss)	(14,766)	50,328
Net change in unrealized appreciation/depreciation	36,033	26,978
Net increase(decrease) in net assets resulting
from operations	22,125	77,531

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	156,896	32,550
Subaccounts transfers (including fixed account), net	4,409	(17,831)
Transfers for policyowner benefits and terminations	(129,810)	(24,867)
Policyowner maintenance charges	(438)	(466)
Net increase(decrease) from policyowner transactions	31,057	(10,614)

Total increase(decrease) in net assets	53,182	66,917
Net assets at beginning of period	381,754	314,837
Net assets at end of period	$434,936	$381,754

The accompanying notes are an integral part of these financial statements.

FS-60

Franklin Templeton		AllianceBernstein		American Funds
		Growth and
Foreign		Income		Managed

2020		2020		2020

$4,377		$3,259		$363,691
(1,330)		(2,346)		(247,035)
3,047		913		116,656

-		13,251		947,093
(352)		(3,069)		12,876
(352)		10,182		959,969

(1,766)		(4,148)		525,949

$929		$6,947		$1,602,574

Foreign		Growth and Income		Managed

2020	2019	2020	2019	2020	2019

$3,047	$905	$913	$112	$116,656	$128,904
(352)	1,045	10,182	19,296	959,969	400,116
(1,766)	12,136	(4,148)	16,312	525,949	1,052,279

929	14,086	6,947	35,720	1,602,574	1,581,299

99,279	7,488	10,262	70,397	817,766	1,536,592
6,404	6,861	(3,253)	59,681	7,573,312	20,734,625
(1,988)	(3,022)	(4,941)	(1,738)	(950,845)	(706,653)
(153)	(155)	(330)	(244)	(364,897)	(138,084)
103,542	11,172	1,738	128,096	7,075,336	21,426,480

104,471	25,258	8,685	163,816	8,677,910	23,007,779
141,702	116,444	258,270	94,454	23,694,565	686,786
$246,173	$141,702	$266,955	$258,270	$32,372,475	$23,694,565

FS-61

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Blue Chip

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$47,721
Mortality and expense risk charge	(28,035)
Net investment income(loss)	19,686

Realized gain(loss) on investments:
Net realized gain distributions	32,987
Net realized gain(loss) on sale of fund shares	(123,927)
Net realized gain(loss)	(90,940)

Change in unrealized appreciation/depreciation	183,506

Net increase(decrease) in net assets resulting
from operations	$112,252

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$19,686	$34,052
Net realized gain(loss)	(90,940)	232,065
Net change in unrealized appreciation/depreciation	183,506	306,909
Net increase(decrease) in net assets resulting
from operations	112,252	573,026

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	112,034	281,167
Subaccounts transfers (including fixed account), net	(184,720)	(83,006)
Transfers for policyowner benefits and terminations	(255,532)	(166,014)
Policyowner maintenance charges	(2,914)	(3,245)
Net increase(decrease) from policyowner transactions	(331,132)	28,902

Total increase(decrease) in net assets	(218,880)	601,928
Net assets at beginning of period	3,437,909	2,835,981
Net assets at end of period	$3,219,029	$3,437,909

The accompanying notes are an integral part of these financial statements.

FS-62

American Funds

Global		Growth		International

2020		2020		2020

$2,924		$6,470		$4,267
(7,962)		(20,574)		(6,463)
(5,038)		(14,104)		(2,196)

22,300		47,449		-
20,120		23,446		(4,180)
42,420		70,895		(4,180)

181,190		809,768		87,452

$218,572		$866,559		$81,076

Global		Growth		International

2020	2019	2020	2019	2020	2019

$(5,038)	$1,242	$(14,104)	$(3,793)	$(2,196)	$3,403
42,420	34,203	70,895	180,648	(4,180)	14,749
181,190	137,796	809,768	239,574	87,452	103,634

218,572	173,241	866,559	416,429	81,076	121,786

109,147	132,172	163,544	324,776	37,789	121,611
(3,809)	(21,685)	(122,172)	(45,513)	(24,423)	(3,804)
(44,495)	(5,459)	(54,942)	(193,195)	(73,494)	(18,316)
(1,073)	(825)	(2,584)	(2,064)	(900)	(834)
59,770	104,203	(16,154)	84,004	(61,028)	98,657

278,342	277,444	850,405	500,433	20,048	220,443
740,779	463,335	1,843,547	1,343,114	752,357	531,914
$1,019,121	$740,779	$2,693,952	$1,843,547	$772,405	$752,357

FS-63

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	New World

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$286
Mortality and expense risk charge	(3,878)
Net investment income(loss)	(3,592)

Realized gain(loss) on investments:
Net realized gain distributions	4,213
Net realized gain(loss) on sale of fund shares	9,587
Net realized gain(loss)	13,800

Change in unrealized appreciation/depreciation	75,206

Net increase(decrease) in net assets resulting
from operations	$85,414

	New World

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,592)	$(76)
Net realized gain(loss)	13,800	16,423
Net change in unrealized appreciation/depreciation	75,206	71,170
Net increase(decrease) in net assets resulting
from operations	85,414	87,517

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	108,613	32,124
Subaccounts transfers (including fixed account), net	31,985	(27,981)
Transfers for policyowner benefits and terminations	(66,132)	(59,803)
Policyowner maintenance charges	(640)	(679)
Net increase(decrease) from policyowner transactions	73,826	(56,339)

Total increase(decrease) in net assets	159,240	31,178
Net assets at beginning of period	399,055	367,877
Net assets at end of period	$558,295	$399,055

The accompanying notes are an integral part of these financial statements.

FS-64

American Funds				Columbia

Growth-Income		Asset		Strategic

2020		2020		2020

$16,938		$44,266		$9,000
(13,180)		(27,270)		(2,729)
3,758		16,996		6,271

31,987		12,788		-
(22,126)		19,488		(1,011)
9,861		32,276		(1,011)

81,163		245,539		7,965

$94,782		$294,811		$13,225

Growth-Income		Asset		Strategic

2020	2019	2020	2019	2020	2019

$3,758	$11,990	$16,996	$25,338	$6,271	$7,570
9,861	166,863	32,276	131,915	(1,011)	98
81,163	171,585	245,539	274,802	7,965	14,054

94,782	350,438	294,811	432,055	13,225	21,722

49,241	208,388	123,655	208,262	466	108,933
(240,249)	(33,907)	(279,078)	291,783	23,594	495
(327,830)	(71,533)	(62,243)	(46,966)	(12,890)	(2,467)
(1,316)	(1,351)	(4,728)	(4,476)	(544)	(560)
(520,154)	101,597	(222,394)	448,603	10,626	106,401

(425,372)	452,035	72,417	880,658	23,851	128,123
1,825,684	1,373,649	2,780,969	1,900,311	292,401	164,278
$1,400,312	$1,825,684	$2,853,386	$2,780,969	$316,252	$292,401

FS-65

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	Emerging

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$677
Mortality and expense risk charge	(1,837)
Net investment income(loss)	(1,160)

Realized gain(loss) on investments:
Net realized gain distributions	19,605
Net realized gain(loss) on sale of fund shares	(4,339)
Net realized gain(loss)	15,266

Change in unrealized appreciation/depreciation	35,815

Net increase(decrease) in net assets resulting
from operations	$49,921

	Emerging

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,160)	$(1,739)
Net realized gain(loss)	15,266	23,322
Net change in unrealized appreciation/depreciation	35,815	31,637
Net increase(decrease) in net assets resulting
from operations	49,921	53,220

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	67,865	3,781
Subaccounts transfers (including fixed account), net	(27,735)	34
Transfers for policyowner benefits and terminations	(38,062)	(12,716)
Policyowner maintenance charges	(358)	(306)
Net increase(decrease) from policyowner transactions	1,710	(9,207)

Total increase(decrease) in net assets	51,631	44,013
Net assets at beginning of period	228,828	184,815
Net assets at end of period	$280,459	$228,828

The accompanying notes are an integral part of these financial statements.

FS-66

Columbia

International		Smaller-Cap		Mid Cap

2020		2020		2020

$563		$-		$-
(412)		(1,286)		(4,232)
151		(1,286)		(4,232)

433		-		-
(95)		154		1,460
338		154		1,460

4,176		18,588		35,226

$4,665		$17,456		$32,454

International		Smaller-Cap		Mid Cap

2020	2019	2020	2019	2020	2019

$151	$301	$(1,286)	$(1,103)	$(4,232)	$(4,582)
338	5,311	154	240	1,460	14,790
4,176	2,170	18,588	17,298	35,226	101,393

4,665	7,782	17,456	16,435	32,454	111,601

11,641	318	32,349	10,531	84,073	62,151
122	-	520	(2)	(11,099)	(52,315)
(1,619)	(465)	(2,006)	(1,452)	(17,248)	(42,213)
(23)	(17)	(128)	(101)	(533)	(652)
10,121	(164)	30,735	8,976	55,193	(33,029)

14,786	7,618	48,191	25,411	87,647	78,572
40,037	32,419	122,888	97,477	454,181	375,609
$54,823	$40,037	$171,079	$122,888	$541,828	$454,181

FS-67

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	High Yield

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$17,803
Mortality and expense risk charge	(3,166)
Net investment income(loss)	14,637

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(416)
Net realized gain(loss)	(416)

Change in unrealized appreciation/depreciation	3,192

Net increase(decrease) in net assets resulting
from operations	$17,413

	High Yield

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$14,637	$11,621
Net realized gain(loss)	(416)	(3,398)
Net change in unrealized appreciation/depreciation	3,192	28,708
Net increase(decrease) in net assets resulting
from operations	17,413	36,931

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	19,492	13,922
Subaccounts transfers (including fixed account), net	7,007	54,796
Transfers for policyowner benefits and terminations	(3,672)	(61,733)
Policyowner maintenance charges	(485)	(378)
Net increase(decrease) from policyowner transactions	22,342	6,607

Total increase(decrease) in net assets	39,755	43,538
Net assets at beginning of period	315,888	272,350
Net assets at end of period	$355,643	$315,888

The accompanying notes are an integral part of these financial statements.

FS-68

Columbia		Ivy

Large Core		Strategy		Balanced

2020		2020		2020

$-		$122		$15,341
(5,941)		(58)		(11,370)
(5,941)		64		3,971

-		100		58,469
14,208		2		956
14,208		102		59,425

63,305		588		80,619

$71,572		$754		$144,015

Large Core		Strategy		Balanced

2020	2019	2020	2019	2020	2019

$(5,941)	$(4,913)	$64	$65	$3,971	$8,056
14,208	1,694	102	230	59,425	85,451
63,305	97,887	588	713	80,619	93,594

71,572	94,668	754	1,008	144,015	187,101

47,146	174,372	-	-	19,845	7,101
(52,113)	(1,388)	-	-	67,130	210,563
(4,115)	(1,485)	-	-	(65,296)	(130,286)
(461)	(393)	-	-	(2,338)	(2,130)
(9,543)	171,106	-	-	19,341	85,248

62,029	265,774	754	1,008	163,356	272,349
592,641	326,867	5,911	4,903	1,153,295	880,946
$654,670	$592,641	$6,665	$5,911	$1,316,651	$1,153,295

FS-69

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Energy

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,847
Mortality and expense risk charge	(1,738)
Net investment income(loss)	2,109

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(37,585)
Net realized gain(loss)	(37,585)

Change in unrealized appreciation/depreciation	(18,345)

Net increase(decrease) in net assets resulting
from operations	$(53,821)

	Energy

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,109	$(1,724)
Net realized gain(loss)	(37,585)	(12,502)
Net change in unrealized appreciation/depreciation	(18,345)	23,315
Net increase(decrease) in net assets resulting
from operations	(53,821)	9,089

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	9,951	8,755
Subaccounts transfers (including fixed account), net	80,056	24,635
Transfers for policyowner benefits and terminations	(13,824)	(9,879)
Policyowner maintenance charges	(278)	(301)
Net increase(decrease) from policyowner transactions	75,905	23,210

Total increase(decrease) in net assets	22,084	32,299
Net assets at beginning of period	196,867	164,568
Net assets at end of period	$218,951	$196,867

The accompanying notes are an integral part of these financial statements.

FS-70

Ivy
Small Cap				Mid Cap
Value		Science		Growth

2020		2020		2020

$-		$-		$-
(3,535)		(13,811)		(7,064)
(3,535)		(13,811)		(7,064)

18,877		177,725		51,168
(27,851)		20,554		50,124
(8,974)		198,279		101,292

36,946		227,886		201,622

$24,437		$412,354		$295,850

Small Cap Value		Science		Mid Cap Growth

2020	2019	2020	2019	2020	2019

$(3,535)	$(4,495)	$(13,811)	$(11,870)	$(7,064)	$(6,435)
(8,974)	61,314	198,279	124,813	101,292	111,372
36,946	30,745	227,886	323,254	201,622	77,576

24,437	87,564	412,354	436,197	295,850	182,513

45,462	27,053	187,093	126,694	39,786	53,396
(29,424)	(91,579)	(145,336)	39,501	(161,611)	(58,683)
(44,456)	(3,077)	(108,527)	(30,232)	(24,903)	(9,891)
(454)	(668)	(1,283)	(964)	(886)	(831)
(28,872)	(68,271)	(68,053)	134,999	(147,614)	(16,009)

(4,435)	19,293	344,301	571,196	148,236	166,504
418,551	399,258	1,436,389	865,193	654,615	488,111
$414,116	$418,551	$1,780,690	$1,436,389	$802,851	$654,615

FS-71

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	International

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,978
Mortality and expense risk charge	(1,309)
Net investment income(loss)	1,669

Realized gain(loss) on investments:
Net realized gain distributions	23
Net realized gain(loss) on sale of fund shares	(3,217)
Net realized gain(loss)	(3,194)

Change in unrealized appreciation/depreciation	7,071

Net increase(decrease) in net assets resulting
from operations	$5,546

	International

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,669	$822
Net realized gain(loss)	(3,194)	11,113
Net change in unrealized appreciation/depreciation	7,071	12,765
Net increase(decrease) in net assets resulting
from operations	5,546	24,700

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	518	3,004
Subaccounts transfers (including fixed account), net	2,413	3,997
Transfers for policyowner benefits and terminations	(13,904)	(55,860)
Policyowner maintenance charges	(284)	(345)
Net increase(decrease) from policyowner transactions	(11,257)	(49,204)

Total increase(decrease) in net assets	(5,711)	(24,504)
Net assets at beginning of period	152,719	177,223
Net assets at end of period	$147,008	$152,719

The accompanying notes are an integral part of these financial statements.

FS-72

Ivy				Janus

Global		High Income		Flexible

2020		2020		2020

$248		$22,822		$19,075
(587)		(3,149)		(6,966)
(339)		19,673		12,109

-		-		-
(699)		(5,093)		3,245
(699)		(5,093)		3,245

14,053		818		45,244

$13,015		$15,398		$60,598

Global		High Income		Flexible

2020	2019	2020	2019	2020	2019

$(339)	$(170)	$19,673	$13,983	$12,109	$8,817
(699)	33,787	(5,093)	(702)	3,245	70
14,053	(22,317)	818	13,316	45,244	26,438

13,015	11,300	15,398	26,597	60,598	35,325

5,543	728	5,350	17,003	30,186	10,244
(882)	(2,363)	(15,468)	46,330	273,853	54,555
-	(147)	(6,429)	(9,619)	(24,655)	(21,092)
(83)	(77)	(451)	(429)	(512)	(235)
4,578	(1,859)	(16,998)	53,285	278,872	43,472

17,593	9,441	(1,600)	79,882	339,470	78,797
54,076	44,635	336,860	256,978	505,164	426,367
$71,669	$54,076	$335,260	$336,860	$844,634	$505,164

FS-73

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Putnam

	Health

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$682
Mortality and expense risk charge	(1,435)
Net investment income(loss)	(753)

Realized gain(loss) on investments:
Net realized gain distributions	12,854
Net realized gain(loss) on sale of fund shares	665
Net realized gain(loss)	13,519

Change in unrealized appreciation/depreciation	9,425

Net increase(decrease) in net assets resulting
from operations	$22,191

	Health

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(753)	$(1,175)
Net realized gain(loss)	13,519	4,784
Net change in unrealized appreciation/depreciation	9,425	27,262
Net increase(decrease) in net assets resulting
from operations	22,191	30,871

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	31,989	4,125
Subaccounts transfers (including fixed account), net	741	(1,347)
Transfers for policyowner benefits and terminations	(21,030)	(2,376)
Policyowner maintenance charges	(262)	(248)
Net increase(decrease) from policyowner transactions	11,438	154

Total increase(decrease) in net assets	33,629	31,025
Net assets at beginning of period	138,051	107,026
Net assets at end of period	$171,680	$138,051

The accompanying notes are an integral part of these financial statements.

FS-74

Putnam		Van Eck

Asset		Gold		Hard Assets

2020		2020		2020

$2,137		$21,948		$722
(1,224)		(7,657)		(1,050)
913		14,291		(328)

2,206		-		-
(1,150)		61,234		(2,920)
1,056		61,234		(2,920)

9,685		236,720		30,092

$11,654		$312,245		$26,844

Asset		Gold		Hard Assets

2020	2019	2020	2019	2020	2019

$913	$237	$14,291	$(3,081)	$(328)	$(902)
1,056	1,896	61,234	(306)	(2,920)	(4,452)
9,685	8,140	236,720	103,412	30,092	15,993

11,654	10,273	312,245	100,025	26,844	10,639

12,471	82,211	65,052	34,175	113,334	19,652
99	140	303,643	(3,253)	(13,657)	8,993
(32,824)	(1,723)	(39,811)	(23,386)	(2,570)	(16,232)
(116)	(169)	(770)	(339)	(311)	(261)
(20,370)	80,459	328,114	7,197	96,796	12,152

(8,716)	90,732	640,359	107,222	123,640	22,791
149,524	58,792	368,155	260,933	110,172	87,381
$140,808	$149,524	$1,008,514	$368,155	$233,812	$110,172

FS-75

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2020 AND 2019

1. ORGANIZATION

Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2020, there are one hundred twenty-eight subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fidelity Management & Research
Company LLC (formerly Fidelity	Company LLC, continued
Management & Research Company)	Fidelity, continued
(Advisor)	*Money Market SC2
Fidelity (Fund Series short cite)	(Commenced May 13, 2016)
*Equity-Income IC (Subaccount short cite)	*Index 500 SC2
*Equity-Income SC	(Commenced March 14, 2016)
*Equity-Income SC2	*Strategic SC2
*Growth IC	(Commenced April 29, 2016)
*Growth SC
*Growth SC2	Fred Alger Management, LLC
*High Income IC	(formerly Fred Alger Management, Inc.)
*High Income SC	Alger
*High Income SC2	*Balanced
*Overseas IC
*Overseas SC	Massachusetts Financial Services
*Overseas SC2	Company
*Asset Mgr. IC	MFS
*Asset Mgr. SC	*Utilities
*Asset Mgr. SC2	*New Discovery
*Inv. Bond IC	*Total Return
*Inv. Bond SC2	*Growth SC
*Contrafund IC	(Commenced April 14, 2016)
*Contrafund SC	*New Discovery SC
*Contrafund SC2	(Commenced May 9, 2016)
*Asset Mgr. Gr. IC	*Utilities SC
*Asset Mgr. Gr. SC	(Commenced March 28, 2016)
*Asset Mgr. Gr. SC2	*Strategic (formerly MFS Strategic
*Mid Cap SC2	Income Portfolio, Initial Class)
*Money Market

FS-76

1. ORGANIZATION, continued

Massachusetts Financial Services	American Century Investment
Company, continued	Management, Inc.
MFS, continued	American Century
*Research	*Income & Growth
*Blended Core SC	*Mid Cap Value
(Commenced June 13, 2016)	*Inc. & Growth II
*Corporate SC	(Commenced March 14, 2016)
(Commenced March 14, 2016)
*Government SC	Invesco Advisers, Inc.
(Commenced April 14, 2016)	AIM
*Growth Allocation SC	*Intl. Growth
(Commenced March 21, 2016)	*Global
*Moderate SC	*Global Value
(Commenced June 6, 2016)	*Discovery Mid Cap
*Conservative SC	(Commenced April 30, 2020)
(Commenced May 16, 2016)	*Diversified
*Blended Small Cap SC	(Commenced March 14, 2016)
(Commenced June 22, 2016)	*Value
*Global Real Estate IC (A)	(Commenced July 25, 2016)
*Global Real Estate SC	*Real Estate
(Commenced August 27, 2020)	(Commenced April 13, 2016)

Morgan Stanley Investment	Calvert Research and Management
Management Inc.	(See Note 3)
Van Kampen	Summit
*Emerging Markets	*S&P MidCap
*Intl. Magnum	*Russell Small Cap
*U.S. Real Estate	*Nasdaq-100 Index
*Global II	*EAFE Intl.
(Commenced April 29, 2016)	*S&P 500
*Core Plus Fixed II	*Barclays
(Commenced May 30, 2019)	*Growth
*Mod. Growth
Calvert Research and Management	*Moderate
Calvert
*Balanced	Third Avenue Management LLC
*Mid Cap	Third Avenue
*Balanced F	*Value (formerly Third Avenue
(Commenced May 17, 2016)	Value Portfolio)

BNY Mellon Investment Adviser, Inc.
Dreyfus
*MidCap
*Small Cap
(Commenced March 28, 2016)

FS-77

1. ORGANIZATION, continued

DWS Investment Management Americas, Inc.	Franklin Advisers, Inc.
Scudder	Franklin Templeton
*Small Mid Value	*Global Bond
*Thematic	*Income
*Alternative	(Commenced April 11, 2016)
(Commenced April 13, 2016)
Franklin Mutual Advisers, LLC
Neuberger Berman Investment Advisers LLC	Franklin Templeton
Neuberger Berman	*Global Discovery
*Regency	(Commenced April 14, 2016)
*Intrinsic	*Small Cap
(Commenced August 24, 2016)	(Commenced April 11, 2016)
*Growth
(Commenced September 20, 2016)	Templeton Investment Counsel, LLC
Franklin Templeton
T. Rowe Price Associates, Inc.	*Foreign
T. Rowe	(Commenced April 13, 2016)
*Blue Chip
AllianceBernstein L.P.
Pacific Investment Management	AllianceBernstein
Company LLC	*Growth and Income
Pimco	(Commenced August 11, 2016)
*Total Return
*Low Duration	Capital Research and Management Company (SM)
*Short Term	American Funds
(Commenced May 9, 2016)	*Managed
*Emerging	(Commenced April 6, 2016)
(Commenced August 24, 2016)	*Blue Chip
*Low Duration Adv.	(Commenced March 14, 2016)
(Commenced April 14, 2016)	*Global
*Real Return	(Commenced April 14, 2016)
(Commenced May 9, 2016)	*Growth
*Commodity	(Commenced March 31, 2016)
(Commenced April 4, 2016)	*International
(Commenced March 14, 2016)
ALPS Advisors, Inc.	*New World
Ibbotson	(Commenced April 11, 2016)
*Balanced	*Growth-Income
*Growth	(Commenced March 14, 2016)
*Income	*Asset
(Commenced March 31, 2016)

FS-78

1. ORGANIZATION, continued

Columbia Management Investment	Janus Capital Management LLC
Advisers, LLC	Janus
Columbia	*Flexible
*Strategic	(Commenced March 14, 2016)
(Commenced March 28, 2016)
*Emerging	Putnam Investment Management, LLC
(Commenced May 9, 2016)	Putnam
*International	*Health
(Commenced July 22, 2016)	(Commenced March 28, 2016)
*Smaller-Cap	*Asset
(Commenced May 20, 2016)	(Commenced December 19, 2016)
*Mid Cap
(Commenced March 28, 2016)	Van Eck Associates Corporation
*High Yield	Van Eck
(Commenced April 4, 2016)	*Gold
*Large Core	(Commenced April 13, 2016)
(Commenced March 14, 2016)	*Hard Assets
(Commenced April 13, 2016)
Ivy Investment Management Company
Ivy
*Strategy
(Commenced September 28, 2017)
*Balanced
(Commenced March 14, 2016)
*Energy
(Commenced April 14, 2016)
*Small Cap Value
(Commenced May 9, 2016)
*Science
(Commenced April 13, 2016)
*Mid Cap Growth
(Commenced May 13, 2016)
*International
(Commenced April 29, 2016)
*Global
(Commenced June 27, 2016)
*High Income
(Commenced May 9, 2016)

(A) These subaccounts have had no activity since inception.

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-79

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-80

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2020 and 2019, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
S&P 500.050
Barclays	.050
Growth	.050
Mod. Growth	.050
Moderate	.050

FS-81

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2020 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$1,130,953	$2,040,252
Equity-Income SC	161,256	275,541
Equity-Income SC2	877,964	1,152,670
Growth IC	2,853,718	2,051,142
Growth SC	298,665	381,219
Growth SC2	1,688,641	1,928,353
High Income IC	1,312,012	1,878,213
High Income SC	75,832	301,511
High Income SC2	4,112,918	4,199,314
Overseas IC	138,046	565,480
Overseas SC	15,558	85,686
Overseas SC2	617,008	1,142,987
Asset Mgr. IC	219,580	817,930
Asset Mgr. SC	43,012	278,111
Asset Mgr. SC2	84,042	234,883
Inv. Bond IC	1,298,484	2,456,132
Inv. Bond SC2	7,284,716	14,256,916
Contrafund IC	386,062	4,234,661
Contrafund SC	80,561	556,578
Contrafund SC2	1,037,902	6,248,670
Asset Mgr. Gr. IC	47,332	127,013
Asset Mgr. Gr. SC	3,158	12,254
Asset Mgr. Gr. SC2	68,811	124,707
Mid Cap SC2	295,099	844,584
Money Market	16,847,127	15,163,616
Money Market SC2	2,523,765	2,339,204
Index 500 SC2	1,009,336	1,001,011
Strategic SC2	77,031	18,992

Alger:
Balanced	384,487	666,920

MFS:
Utilities	2,497,284	3,026,798
New Discovery	1,725,293	2,727,044
Total Return	995,711	1,052,227
Growth SC	156,479	80,691
New Discovery SC	106,301	245,014
Utilities SC	284,256	170,689
Strategic	679,010	897,527
Research	2,563,569	5,244,424
Blended Core SC	5,885	1,699
Corporate SC	72,454	59,475
Government SC	378,487	281,381

FS-82

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS, continued:
Growth Allocation SC	$127,265	$111,033
Moderate SC	103,297	633,987
Conservative SC	35,775	24,493
Blended Small Cap SC	30,207	74,562
Global Real Estate IC	-	-
Global Real Estate SC	13,398	33

Van Kampen:
Emerging Markets	2,018,359	5,175,903
Intl. Magnum	198,259	333,768
U.S. Real Estate	15,437,599	5,266,587
Global II	7,103	16,259
Core Plus Fixed II	389,676	131,357

Calvert:
Balanced	662,698	654,681
Mid Cap	162,578	309,666
Balanced F	93,094	99,277

American Century:
Income & Growth	4,456,434	7,644,004
Mid Cap Value	584,235	1,524,921
Inc. & Growth II	63,349	63,806

AIM:
Intl. Growth	833,441	1,573,135
Global	705,610	452,937
Global Value	90,438	500,670
Discovery Mid Cap	3,011,004	664,470
Diversified	51,163	68,140
Value	8,716	1,825
Real Estate	68,668	148,807

Summit:
S&P MidCap	6,127,385	11,952,775
Russell Small Cap	4,539,149	8,938,817
Nasdaq-100 Index	3,200,296	16,697,424
EAFE Intl.	4,939,202	7,689,830
S&P 500	9,430,171	26,293,559
Barclays	10,097,150	17,015,010
Growth	4,094,325	18,643,770
Mod. Growth	3,757,113	6,704,012
Moderate	7,524,923	8,957,398

FS-83

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Third Avenue:
Value	$626,620	$1,548,878

Dreyfus:
MidCap	143,105	530,566
Small Cap	104,483	76,397

Scudder:
Small Mid Value	372,948	415,602
Thematic	100,719	219,213
Alternative	2,274	3,591

Neuberger Berman:
Regency	159,151	256,545
Intrinsic	50,771	68,062
Growth	142,260	115,501

T. Rowe:
Blue Chip	3,977,818	15,802,151

Pimco:
Total Return	1,323,638	2,352,779
Low Duration	1,956,342	2,115,476
Short Term	787,115	437,882
Emerging	18,164	20,579
Low Duration Adv.	719,871	526,730
Real Return	905,147	334,160
Commodity	14,213	1,342

Ibbotson:
Balanced	71,370	384,418
Growth	25,565	155,709
Income	73,931	236,378

Franklin Templeton:
Global Bond	7,129,109	4,745,062
Income	224,171	257,000
Global Discovery	25,971	310
Small Cap	181,958	134,623
Foreign	109,595	3,007

AllianceBernstein:
Growth and Income	38,758	22,856

FS-84

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds:
Managed	$11,405,551	$3,266,465
Blue Chip	398,700	677,159
Global	195,279	118,247
Growth	335,819	318,628
International	48,935	112,160
New World	159,791	85,344
Growth-Income	108,943	593,351
Asset	191,139	383,750

Columbia:
Strategic	43,163	26,267
Emerging	87,162	67,008
International	12,713	2,008
Smaller-Cap	32,696	3,247
Mid Cap	89,422	38,461
High Yield	45,079	8,100
Large Core	54,511	69,995

Ivy:
Strategy	222	57
Balanced	219,192	137,410
Energy	128,083	50,069
Small Cap Value	79,772	93,303
Science	368,977	273,117
Mid Cap Growth	123,568	227,077
International	5,739	15,303
Global	6,478	2,239
High Income	49,435	46,760

Janus:
Flexible	380,649	89,669

Putnam:
Health	45,378	21,839
Asset	16,889	34,140

Van Eck:
Gold	547,913	205,507
Hard Assets	113,939	17,471

FS-85

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2020, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-86

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2020	71.83	125.48	163,294	16,461,478	1.80	1.25	1.40	5.21	5.37
2019	68.28	119.08	183,141	17,430,133	1.98	1.25	1.40	25.68	25.86
2018	54.33	94.61	204,296	15,498,182	2.18	1.25	1.40	(9.57)	(9.44)
2017	60.08	104.47	231,829	19,531,725	1.67	1.25	1.40	11.33	11.50
2016	53.96	93.69	260,510	19,630,459	2.24	1.25	1.40	16.38	16.56

Equity-Income SC
2020	77.58	77.58	25,552	1,982,301	1.73	0.95	0.95	5.54	5.54
2019	73.51	73.51	28,498	2,094,823	1.91	0.95	0.95	26.12	26.12
2018	58.28	58.28	30,265	1,763,917	2.18	0.95	0.95	(9.27)	(9.27)
2017	64.24	64.24	32,675	2,098,897	1.61	0.95	0.95	11.74	11.74
2016	57.48	57.48	38,337	2,203,813	2.26	0.95	0.95	16.79	16.79

Equity-Income SC2
2020	64.07	64.07	155,836	9,984,490	1.64	0.95	0.95	5.43	5.43
2019	60.77	60.77	169,085	10,274,986	1.82	0.95	0.95	25.91	25.91
2018	48.26	48.26	182,095	8,788,585	2.01	0.95	0.95	(9.40)	(9.40)
2017	53.27	53.27	207,740	11,067,110	1.44	0.95	0.95	11.59	11.59
2016	47.74	47.74	235,326	11,234,559	2.13	0.95	0.95	16.60	16.60

Growth IC
2020	188.04	268.62	110,405	26,839,227	0.07	1.25	1.40	41.89	42.11
2019	132.52	189.03	115,701	19,796,568	0.26	1.25	1.40	32.45	32.65
2018	100.05	142.50	127,978	16,500,025	0.24	1.25	1.40	(1.56)	(1.41)
2017	101.64	144.54	144,233	18,898,196	0.22	1.25	1.40	33.27	33.46
2016	76.27	108.30	159,464	15,687,510	0.04	1.25	1.40	(0.60)	(0.45)

Growth SC
2020	203.15	203.15	15,175	3,082,723	0.06	0.95	0.95	42.39	42.39
2019	142.67	142.67	17,103	2,440,117	0.16	0.95	0.95	32.92	32.92
2018	107.34	107.34	19,000	2,039,403	0.14	0.95	0.95	(1.22)	(1.22)
2017	108.66	108.66	22,302	2,423,403	0.13	0.95	0.95	33.73	33.73
2016	81.25	81.25	26,695	2,169,100	-	0.95	0.95	(0.24)	(0.24)

Growth SC2
2020	152.56	152.56	55,279	8,433,344	0.04	0.95	0.95	42.19	42.19
2019	107.29	107.29	63,508	6,813,826	0.06	0.95	0.95	32.71	32.71
2018	80.84	80.84	74,805	6,047,544	0.04	0.95	0.95	(1.38)	(1.38)
2017	81.97	81.97	83,467	6,841,955	0.08	0.95	0.95	33.55	33.55
2016	61.38	61.38	85,475	5,246,407	-	0.95	0.95	(0.40)	(0.40)

FS-87

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
High Income IC
2020	22.30	54.55	109,647	3,861,409	4.95	1.25	1.40	1.32	1.47
2019	22.01	53.76	127,634	4,570,348	4.89	1.25	1.40	13.51	13.68
2018	19.39	47.29	131,960	4,044,354	5.33	1.25	1.40	(4.63)	(4.49)
2017	20.33	49.51	144,880	4,615,295	4.82	1.25	1.40	5.46	5.61
2016	19.28	46.88	165,078	5,076,284	5.05	1.25	1.40	13.02	13.19

High Income SC
2020	24.09	24.09	29,713	715,695	4.28	0.95	0.95	1.68	1.68
2019	23.69	23.69	40,821	967,001	4.93	0.95	0.95	13.84	13.84
2018	20.81	20.81	46,899	975,958	5.40	0.95	0.95	(4.51)	(4.51)
2017	21.79	21.79	52,897	1,152,810	5.09	0.95	0.95	6.06	6.06
2016	20.55	20.55	64,953	1,334,616	4.37	0.95	0.95	13.29	13.29

High Income SC2
2020	18.30	18.30	2,727,367	49,910,045	4.99	0.95	0.95	1.45	1.45
2019	18.04	18.04	2,849,273	51,393,136	5.04	0.95	0.95	13.69	13.69
2018	15.87	15.87	3,065,403	48,634,957	5.39	0.95	0.95	(4.54)	(4.54)
2017	16.62	16.62	3,351,309	55,700,167	5.24	0.95	0.95	5.91	5.91
2016	15.69	15.69	3,452,750	54,184,986	5.13	0.95	0.95	13.09	13.09

Overseas IC
2020	44.03	53.57	89,993	4,695,415	0.44	1.25	1.40	14.01	14.18
2019	38.62	46.92	98,879	4,520,509	1.71	1.25	1.40	25.99	26.18
2018	30.65	37.18	108,692	3,940,416	1.50	1.25	1.40	(16.00)	(15.87)
2017	36.49	44.20	117,494	5,066,539	1.38	1.25	1.40	28.49	28.68
2016	28.40	34.35	135,530	4,536,506	1.40	1.25	1.40	(6.38)	(6.24)

Overseas SC
2020	47.99	47.99	11,956	573,813	0.33	0.95	0.95	14.40	14.40
2019	41.95	41.95	13,594	570,299	1.55	0.95	0.95	26.47	26.47
2018	33.17	33.17	15,900	527,431	1.42	0.95	0.95	(15.69)	(15.69)
2017	39.35	39.35	17,167	675,446	1.29	0.95	0.95	28.88	28.88
2016	30.53	30.53	20,552	627,439	1.27	0.95	0.95	(6.02)	(6.02)

Overseas SC2
2020	37.01	37.01	244,909	9,063,432	0.22	0.95	0.95	14.24	14.24
2019	32.39	32.39	259,055	8,391,716	1.52	0.95	0.95	26.30	26.30
2018	25.65	25.65	267,901	6,871,239	1.32	0.95	0.95	(15.86)	(15.86)
2017	30.48	30.48	283,411	8,639,476	1.16	0.95	0.95	28.77	28.77
2016	23.67	23.67	325,571	7,707,564	1.23	0.95	0.95	(6.16)	(6.16)

FS-88

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Asset Mgr. IC
2020	42.49	67.28	132,894	8,448,502	1.48	1.25	1.40	13.27	13.44
2019	37.51	59.31	145,777	8,149,931	1.73	1.25	1.40	16.61	16.78
2018	32.17	50.78	162,714	7,789,693	1.63	1.25	1.40	(6.67)	(6.53)
2017	34.47	54.33	182,539	9,378,511	1.82	1.25	1.40	12.53	12.69
2016	30.63	48.21	212,961	9,708,074	1.36	1.25	1.40	1.64	1.79

Asset Mgr. SC
2020	45.82	45.82	29,474	1,350,645	1.39	0.95	0.95	13.65	13.65
2019	40.32	40.32	35,814	1,443,988	1.57	0.95	0.95	17.05	17.05
2018	34.45	34.45	43,467	1,497,330	1.55	0.95	0.95	(6.34)	(6.34)
2017	36.78	36.78	49,563	1,822,802	1.69	0.95	0.95	12.87	12.87
2016	32.58	32.58	57,827	1,884,257	1.40	0.95	0.95	2.04	2.04

Asset Mgr. SC2
2020	36.08	36.08	53,808	1,941,215	1.26	0.95	0.95	13.45	13.45
2019	31.80	31.80	59,260	1,884,410	1.55	0.95	0.95	16.90	16.90
2018	27.20	27.20	64,478	1,753,915	1.48	0.95	0.95	(6.51)	(6.51)
2017	29.10	29.10	66,686	1,940,293	1.49	0.95	0.95	12.67	12.67
2016	25.82	25.82	96,779	2,499,140	1.29	0.95	0.95	1.87	1.87

Inv. Bond IC
2020	28.16	31.14	212,311	6,981,943	2.09	0.95	1.40	7.87	8.36
2019	26.11	28.73	251,075	7,638,571	2.70	0.95	1.40	8.15	8.63
2018	24.14	26.45	272,789	7,646,677	2.33	0.95	1.40	(1.92)	(1.47)
2017	24.61	26.85	322,672	9,171,711	2.38	0.95	1.40	2.78	3.24
2016	23.95	26.00	347,652	9,603,403	2.28	0.95	1.40	3.29	3.75

Inv. Bond SC2
2020	14.82	25.70	3,374,854	84,903,398	2.03	0.95	1.00	8.08	8.13
2019	13.71	23.77	3,715,232	86,492,882	2.51	0.95	1.00	8.32	8.37
2018	12.66	21.93	3,959,888	85,403,121	2.23	0.95	1.00	(1.78)	(1.73)
2017	12.89	22.32	4,291,714	94,489,089	2.23	0.95	1.00	2.96	3.01
2016	12.51	21.67	4,221,830	90,794,587	2.30	0.95	1.00	1.94	3.49

Contrafund IC
2020	122.05	136.24	163,532	21,430,504	0.25	1.25	1.40	28.75	28.94
2019	94.80	105.66	194,063	19,787,559	0.46	1.25	1.40	29.75	29.95
2018	73.06	81.31	210,425	16,525,035	0.69	1.25	1.40	(7.68)	(7.54)
2017	79.14	87.94	234,415	19,923,892	0.99	1.25	1.40	20.19	20.37
2016	65.84	73.06	267,208	18,876,182	0.80	1.25	1.40	6.51	6.67

FS-89

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2020	131.93	131.93	40,997	5,408,811	0.15	0.95	0.95	29.20	29.20
2019	102.12	102.12	45,143	4,609,796	0.36	0.95	0.95	30.21	30.21
2018	78.42	78.42	48,697	3,818,993	0.59	0.95	0.95	(7.37)	(7.37)
2017	84.67	84.67	53,971	4,569,512	0.85	0.95	0.95	20.62	20.62
2016	70.19	70.19	69,194	4,857,015	0.71	0.95	0.95	6.89	6.89

Contrafund SC2
2020	66.20	111.62	314,267	33,239,035	0.08	0.95	1.00	28.94	29.00
2019	51.34	86.52	373,853	30,500,014	0.21	0.95	1.00	29.97	30.04
2018	39.50	66.54	411,654	26,005,652	0.43	0.95	1.00	(7.57)	(7.53)
2017	42.74	71.95	454,228	31,289,725	0.77	0.95	1.00	20.38	20.44
2016	35.50	59.74	499,467	29,371,559	0.61	0.95	1.00	6.71	10.57

Asset Mgr. Gr. IC
2020	44.08	48.77	26,444	1,182,462	1.11	1.25	1.40	15.64	15.81
2019	33.12	42.11	28,839	1,112,903	1.56	1.25	1.40	21.13	21.31
2018	27.34	34.72	30,735	979,544	1.35	1.25	1.40	(8.93)	(8.80)
2017	30.02	38.07	34,597	1,210,801	1.18	1.25	1.40	17.08	17.26
2016	25.64	32.46	40,783	1,222,969	1.38	1.25	1.40	1.05	1.19

Asset Mgr. Gr. SC
2020	41.21	41.21	3,309	136,360	1.03	0.95	0.95	16.05	16.05
2019	35.52	35.52	3,646	129,475	1.50	0.95	0.95	21.50	21.50
2018	29.23	29.23	3,730	109,021	1.35	0.95	0.95	(8.63)	(8.63)
2017	31.99	31.99	4,074	130,321	1.21	0.95	0.95	17.58	17.58
2016	27.21	27.21	7,427	202,085	1.32	0.95	0.95	1.38	1.38

Asset Mgr. Gr. SC2
2020	32.72	32.72	21,696	709,832	0.86	0.95	0.95	15.84	15.84
2019	28.24	28.24	24,044	679,075	1.29	0.95	0.95	21.34	21.34
2018	23.28	23.28	26,473	616,176	1.17	0.95	0.95	(8.76)	(8.76)
2017	25.51	25.51	27,001	688,788	0.97	0.95	0.95	17.38	17.38
2016	21.73	21.73	35,894	780,080	1.17	0.95	0.95	1.21	1.21

Mid Cap SC2
2020	66.81	70.38	69,001	4,463,685	0.40	0.95	1.40	16.23	16.75
2019	57.48	60.28	78,476	4,365,591	0.67	0.95	1.40	21.47	22.01
2018	47.33	49.40	85,143	3,924,214	0.39	0.95	1.40	(15.96)	(15.58)
2017	56.31	58.52	91,565	5,054,658	0.50	0.95	1.40	18.87	19.40
2016	47.37	49.01	83,095	3,991,672	0.24	0.95	1.40	10.37	10.87

FS-90

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2020	0.95	0.98	13,074,064	12,724,373	0.29	0.95	1.40	(1.07)	(0.63)
2019	0.96	0.99	11,274,789	11,040,862	2.01	0.95	1.40	0.60	1.05
2018	0.95	0.98	16,313,597	15,809,216	1.64	0.95	1.40	0.24	0.69
2017	0.95	0.97	15,299,003	14,760,142	0.66	0.95	1.40	(0.72)	(0.27)
2016	0.96	0.97	21,027,826	20,367,242	0.20	0.95	1.40	(1.19)	(0.74)

Money Market SC2
2020	0.99	0.99	995,842	984,814	0.19	1.00	1.00	(0.76)	(0.76)
2019	1.00	1.00	803,081	800,253	1.68	1.00	1.00	0.75	0.75
2018	0.99	0.99	247,998	245,279	1.41	1.00	1.00	0.39	0.39
2017	0.99	0.99	167,733	165,257	0.39	1.00	1.00	(0.57)	(0.57)
2016	0.99	0.99	506,725	502,099	0.01	1.00	1.00	(0.62)	(0.62)

Index 500 SC2
2020	387.79	387.79	20,496	7,947,904	1.58	1.00	1.00	16.77	16.77
2019	332.09	332.09	20,649	6,857,332	1.78	1.00	1.00	29.72	29.72
2018	256.00	256.00	19,668	5,035,099	1.63	1.00	1.00	(5.68)	(5.68)
2017	271.42	271.42	12,850	3,487,699	1.89	1.00	1.00	20.21	20.21
2016	225.80	225.80	6,967	1,573,255	2.69	1.00	1.00	11.55	11.55

Strategic SC2
2020	13.41	13.41	38,346	514,055	3.34	1.00	1.00	6.09	6.09
2019	12.64	12.64	35,087	443,349	4.05	1.00	1.00	9.56	9.56
2018	11.53	11.53	26,290	303,214	3.89	1.00	1.00	(3.79)	(3.79)
2017	11.99	11.99	20,641	247,439	3.58	1.00	1.00	6.48	6.48
2016	11.26	11.26	9,979	112,351	6.55	1.00	1.00	2.52	2.52

Alger:
Balanced
2020	34.39	38.00	153,902	6,610,612	1.27	0.95	1.40	8.70	9.19
2019	31.64	34.80	161,018	6,399,968	1.47	0.95	1.40	17.85	18.38
2018	26.85	29.40	171,048	5,767,028	3.87	0.95	1.40	(4.67)	(4.24)
2017	28.16	30.70	197,821	7,061,146	2.88	0.95	1.40	13.85	14.36
2016	24.74	26.85	214,601	6,655,089	1.78	0.95	1.40	7.01	7.49

MFS:
Utilities
2020	93.87	103.83	296,276	28,474,561	2.50	0.95	1.40	4.43	4.90
2019	89.89	98.98	313,720	28,824,613	3.96	0.95	1.40	23.33	23.89
2018	72.88	79.89	356,620	26,519,980	1.11	0.95	1.40	(0.35)	0.10
2017	73.14	79.81	384,980	28,669,617	4.22	0.95	1.40	13.24	13.75
2016	64.59	70.16	449,524	29,495,452	3.84	0.95	1.40	9.93	10.42

FS-91

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
New Discovery
2020	77.08	84.73	137,249	11,321,341	-	0.95	1.40	43.86	44.52
2019	53.58	58.63	167,037	9,543,670	-	0.95	1.40	39.74	40.36
2018	38.34	41.77	170,170	6,939,604	-	0.95	1.40	(2.85)	(2.41)
2017	39.47	42.80	186,028	7,782,280	-	0.95	1.40	24.91	25.46
2016	31.60	34.12	199,394	6,647,061	-	0.95	1.40	7.54	8.02

Total Return
2020	35.46	39.73	180,086	7,098,177	2.29	0.95	1.40	8.29	8.78
2019	32.75	36.53	189,010	6,851,729	2.31	0.95	1.40	18.72	19.25
2018	27.59	30.63	203,707	6,203,249	2.14	0.95	1.40	(6.93)	(6.51)
2017	29.64	32.76	240,837	7,844,416	2.35	0.95	1.40	10.75	11.24
2016	26.76	29.45	253,655	7,436,005	2.93	0.95	1.40	7.58	8.07

Growth SC
2020	92.51	92.51	10,621	982,522	-	1.00	1.00	30.23	30.23
2019	71.03	71.03	10,354	735,470	-	1.00	1.00	36.41	36.41
2018	52.07	52.07	10,681	556,204	-	1.00	1.00	1.39	1.39
2017	51.36	51.36	7,031	361,098	-	1.00	1.00	29.79	29.79
2016	39.57	39.57	3,636	143,868	-	1.00	1.00	2.08	2.08

New Discovery SC
2020	38.22	38.22	21,858	835,400	-	1.00	1.00	44.14	44.14
2019	26.52	26.52	29,080	771,101	-	1.00	1.00	39.87	39.87
2018	18.96	18.96	26,412	500,700	-	1.00	1.00	(2.70)	(2.70)
2017	19.48	19.48	17,414	339,267	-	1.00	1.00	25.08	25.08
2016	15.58	15.58	1,550	24,141	-	1.00	1.00	12.06	12.06

Utilities SC
2020	40.52	40.52	43,862	1,777,264	2.21	1.00	1.00	4.57	4.57
2019	38.75	38.75	42,454	1,645,000	4.08	1.00	1.00	23.56	23.56
2018	31.36	31.36	31,431	985,658	0.88	1.00	1.00	(0.20)	(0.20)
2017	31.42	31.42	29,210	917,789	4.64	1.00	1.00	13.36	13.36
2016	27.72	27.72	11,341	314,348	4.42	1.00	1.00	4.69	4.69

Strategic
2020	13.00	13.44	279,065	3,727,487	3.63	0.95	1.40	7.83	8.32
2019	12.06	12.41	304,489	3,757,696	3.38	0.95	1.40	10.05	10.55
2018	10.96	11.22	366,492	4,093,648	3.91	0.95	1.40	(3.35)	(2.92)
2017	11.34	11.56	436,351	5,024,388	4.59	0.95	1.40	4.77	5.24
2016	10.82	10.99	511,968	5,607,460	3.08	0.95	1.40	6.74	7.22

FS-92

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2020	20.82	21.38	1,575,087	33,654,625	2.07	0.95	1.40	11.33	11.88
2019	18.70	19.11	1,781,630	34,028,582	1.46	0.95	1.40	26.25	26.84
2018	14.81	15.07	2,003,314	30,171,994	1.48	0.95	1.40	(15.34)	(14.94)
2017	17.50	17.71	2,012,074	35,630,738	1.83	0.95	1.40	26.52	27.08
2016	13.83	13.94	2,316,319	32,280,387	1.69	0.95	1.40	(2.08)	(1.64)

Blended Core SC
2020	81.69	81.69	466	38,082	1.36	1.00	1.00	13.92	13.92
2019	71.71	71.71	436	31,230	1.13	1.00	1.00	27.59	27.59
2018	56.20	56.20	280	15,745	1.16	1.00	1.00	(8.91)	(8.91)
2017	61.69	61.69	276	17,026	1.36	1.00	1.00	19.28	19.28
2016	51.72	51.72	191.00	9,881.00	1.30	1.00	1.00	7.16	7.16

Corporate SC
2020	14.42	14.42	49,014	706,759	3.18	1.00	1.00	9.24	9.24
2019	13.20	13.20	49,328	651,113	3.54	1.00	1.00	13.32	13.32
2018	11.65	11.65	43,385	505,350	3.64	1.00	1.00	(4.27)	(4.27)
2017	12.17	12.17	34,844	423,980	3.75	1.00	1.00	5.06	5.06
2016	11.58	11.58	21,938.00	254,084.00	4.79	1.00	1.00	2.81	2.81

Government SC
2020	13.97	13.97	109,197	1,525,676	2.66	1.00	1.00	5.06	5.06
2019	13.30	13.30	104,208	1,385,848	2.78	1.00	1.00	5.29	5.29
2018	12.63	12.63	103,953	1,312,949	3.03	1.00	1.00	(0.83)	(0.83)
2017	12.74	12.74	112,303	1,430,285	3.01	1.00	1.00	1.02	1.02
2016	12.61	12.61	95,080.00	1,198,748.00	1.25	1.00	1.00	(2.50)	(2.50)

Growth Allocation SC
2020	18.96	18.96	22,413	424,897	1.61	1.00	1.00	14.31	14.31
2019	16.58	16.58	23,353	387,293	2.03	1.00	1.00	25.41	25.41
2018	13.22	13.22	21,817	288,510	1.55	1.00	1.00	(6.40)	(6.40)
2017	14.13	14.13	17,104	241,660	1.19	1.00	1.00	18.33	18.33
2016	11.94	11.94	2,049	24,466	2.22	1.00	1.00	3.01	3.01

Moderate SC
2020	19.31	19.31	39,739	767,254	1.74	1.00	1.00	12.94	12.94
2019	17.09	17.09	79,131	1,352,708	2.26	1.00	1.00	20.69	20.69
2018	14.16	14.16	83,325	1,180,207	1.95	1.00	1.00	(5.08)	(5.08)
2017	14.92	14.92	78,857	1,176,749	1.78	1.00	1.00	14.09	14.09
2016	13.08	13.08	61,627	806,039	0.72	1.00	1.00	0.74	0.74

FS-93

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Conservative SC
2020	15.60	15.60	11,058	172,470	2.38	1.00	1.00	10.95	10.95
2019	14.06	14.06	10,931	153,679	2.37	1.00	1.00	15.32	15.32
2018	12.19	12.19	8,691	105,953	2.04	1.00	1.00	(3.89)	(3.89)
2017	12.68	12.68	7,441	94,383	1.78	1.00	1.00	10.14	10.14
2016	11.52	11.52	7,760	89,375	2.41	1.00	1.00	0.98	0.98

Blended Small Cap SC
2020	19.35	19.35	13,296	257,238	0.53	1.00	1.00	1.12	1.12
2019	19.13	19.13	16,805	321,523	0.33	1.00	1.00	25.10	25.10
2018	15.29	15.29	4,608	70,476	0.60	1.00	1.00	(6.30)	(6.30)
2017	16.32	16.32	5,056	82,521	0.71	1.00	1.00	13.56	13.56
2016	14.37	14.37	2,183	31,375	0.84	1.00	1.00	14.71	14.71

Global Real Estate IC
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

Global Real Estate SC
2020	18.65	18.65	783	14,597	-	1.00	1.00	8.50	8.50
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

Van Kampen:
Emerging Markets
2020	29.73	32.87	914,939	26,380,420	1.45	0.95	1.40	12.85	13.36
2019	26.35	29.00	1,049,539	26,711,711	1.07	0.95	1.40	17.93	18.46
2018	22.34	24.48	1,146,784	24,658,140	0.45	0.95	1.40	(18.62)	(18.25)
2017	27.45	29.94	1,135,620	29,907,869	0.75	0.95	1.40	33.20	33.80
2016	20.61	22.38	1,303,586	25,646,586	0.47	0.95	1.40	5.26	5.73

Intl. Magnum
2020	20.30	22.53	80,412	1,768,149	1.44	0.95	1.40	9.37	9.87
2019	18.56	20.51	94,885	1,905,603	1.91	0.95	1.40	16.14	16.66
2018	15.98	17.58	102,772	1,772,785	1.16	0.95	1.40	(7.81)	(7.39)
2017	17.34	18.98	114,209	2,120,456	1.13	0.95	1.40	14.50	15.02
2016	15.14	16.51	122,331	1,976,704	-	0.95	1.40	4.11	4.58

FS-94

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Van Kampen, continued:
U.S. Real Estate
2020	44.23	48.88	1,374,851	63,161,936	2.94	0.95	1.40	(18.01)	(17.64)
2019	53.95	59.35	1,166,379	65,092,376	1.86	0.95	1.40	17.29	17.82
2018	46.00	50.37	1,256,544	59,537,588	2.78	0.95	1.40	(9.00)	(8.59)
2017	50.55	55.11	1,363,290	70,683,539	1.52	0.95	1.40	1.68	2.14
2016	49.71	53.95	1,368,979	69,521,194	1.50	0.95	1.40	5.33	5.81

Global II
2020	13.27	13.27	6,424	85,224	1.30	1.00	1.00	9.74	9.74
2019	12.09	12.09	7,910	95,618	1.71	1.00	1.00	16.57	16.57
2018	10.37	10.37	12,934	134,121	1.01	1.00	1.00	(7.58)	(7.58)
2017	11.22	11.22	11,896	133,481	1.04	1.00	1.00	14.82	14.82
2016	9.77	9.77	11,485	112,235	-	1.00	1.00	0.59	0.59

Core Plus Fixed II
2020	12.39	12.42	39,625	491,653	2.29	0.95	1.00	6.48	6.53
2019	11.64	11.65	18,524	215,768	1.01	0.95	1.00	2.20	3.20
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

Calvert:
Balanced
2020	4.67	5.12	1,366,285	6,705,211	1.53	0.95	1.40	13.66	14.17
2019	4.11	4.49	1,419,539	6,110,659	1.57	0.95	1.40	22.68	23.23
2018	3.35	3.64	1,429,263	5,004,306	1.68	0.95	1.40	(4.03)	(3.59)
2017	3.49	3.78	1,700,996	6,196,032	1.98	0.95	1.40	10.45	10.95
2016	3.16	3.41	1,832,720	6,026,880	1.87	0.95	1.40	6.36	6.84

Mid Cap
2020	80.43	88.23	26,901	2,246,788	0.44	0.95	1.40	10.69	11.19
2019	72.67	79.35	30,613	2,300,344	0.44	0.95	1.40	29.54	30.12
2018	56.09	60.98	33,615	1,942,140	0.52	0.95	1.40	(5.76)	(5.33)
2017	59.52	64.42	37,698	2,301,526	0.66	0.95	1.40	10.11	10.61
2016	54.06	58.24	50,832	2,808,767	-	0.95	1.40	5.75	6.23

Balanced F
2020	3.20	3.20	144,496	462,194	1.43	1.00	1.00	13.62	13.62
2019	2.82	2.82	154,778	435,748	1.62	1.00	1.00	23.04	23.04
2018	2.29	2.29	131,417	300,686	2.32	1.00	1.00	(3.62)	(3.62)
2017	2.37	2.37	72,269	171,571	2.71	1.00	1.00	10.18	10.18
2016	2.15	2.15	23,424	50,475	3.41	1.00	1.00	4.62	4.62

FS-95

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century:
Income & Growth
2020	18.76	20.67	2,429,786	50,772,303	1.95	0.95	1.40	10.25	10.75
2019	17.01	18.66	2,743,359	51,753,850	2.07	0.95	1.40	22.23	22.78
2018	13.92	15.20	2,992,854	45,996,242	1.91	0.95	1.40	(8.17)	(7.75)
2017	15.16	16.47	3,337,117	55,604,549	2.36	0.95	1.40	18.82	19.35
2016	12.76	13.80	3,707,974	51,784,610	2.36	0.95	1.40	11.91	12.41

Mid Cap Value
2020	28.08	36.35	271,724	9,845,369	1.82	0.95	1.40	(0.21)	0.25
2019	28.14	36.25	302,260	10,934,634	2.06	0.95	1.40	27.35	27.93
2018	22.10	28.34	331,066	9,368,898	1.41	0.95	1.40	(14.05)	(13.66)
2017	25.71	32.82	353,491	11,583,584	1.55	0.95	1.40	10.15	10.64
2016	23.34	29.66	390,079	11,561,693	1.71	0.95	1.40	21.15	21.70

Inc. & Growth II
2020	14.22	14.22	53,700	763,596	1.72	1.00	1.00	10.34	10.34
2019	12.89	12.89	57,075	735,534	1.83	1.00	1.00	22.52	22.52
2018	10.52	10.52	65,200	685,798	1.73	1.00	1.00	(8.12)	(8.12)
2017	11.45	11.45	50,884	582,523	2.27	1.00	1.00	19.11	19.11
2016	9.61	9.61	23,515	226,019	1.78	1.00	1.00	11.26	11.26

AIM:
Intl. Growth
2020	49.48	52.07	199,472	10,392,892	2.38	0.95	1.40	12.41	12.92
2019	44.02	46.11	222,832	10,285,478	1.55	0.95	1.40	26.79	27.36
2018	34.72	36.21	250,423	9,079,617	2.08	0.95	1.40	(16.16)	(15.78)
2017	41.41	42.99	256,063	11,026,092	1.41	0.95	1.40	21.30	21.85
2016	34.14	35.28	291,759	10,316,037	0.67	0.95	1.40	(1.83)	(1.39)

Global
2020	19.67	20.72	127,097	2,631,659	5.11	0.95	1.40	(13.54)	(13.15)
2019	22.75	23.85	123,310	2,940,788	4.59	0.95	1.40	21.29	21.84
2018	18.76	19.58	126,004	2,466,946	3.80	0.95	1.40	(7.46)	(7.04)
2017	20.27	21.06	135,938	2,863,122	3.08	0.95	1.40	11.49	11.99
2016	18.18	18.81	139,302	2,620,192	0.21	0.95	1.40	0.62	1.08

Global Value
2020	26.05	28.91	127,571	3,353,444	1.34	0.95	1.40	11.65	12.16
2019	23.33	25.77	145,633	3,416,459	1.38	0.95	1.40	23.46	24.02
2018	18.90	20.78	164,669	3,125,355	1.07	0.95	1.40	(16.50)	(16.12)
2017	22.63	24.78	183,063	4,142,299	1.12	0.95	1.40	21.20	21.75
2016	18.67	20.35	207,466	3,862,386	1.02	0.95	1.40	5.34	5.81

FS-96

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Discovery Mid Cap
2020	105.99	106.25	33,168	3,521,994	-	0.95	1.40	46.96	47.33
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

Diversified
2020	31.43	31.43	11,463	360,276	2.73	1.00	1.00	(1.13)	(1.13)
2019	31.79	31.79	12,586	400,085	2.89	1.00	1.00	23.54	23.54
2018	25.73	25.73	10,483	269,747	2.19	1.00	1.00	(8.73)	(8.73)
2017	28.19	28.19	13,120	369,886	1.42	1.00	1.00	7.27	7.27
2016	26.28	26.28	8,612	226,336	1.35	1.00	1.00	10.02	10.02

Value
2020	20.50	20.50	7,039	144,316	0.66	1.00	1.00	(0.15)	(0.15)
2019	20.53	20.53	6,699	137,539	0.41	1.00	1.00	23.47	23.47
2018	16.63	16.63	7,288	121,191	0.22	1.00	1.00	(13.74)	(13.74)
2017	19.28	19.28	5,866	113,081	0.64	1.00	1.00	8.60	8.60
2016	17.75	17.75	3,103	55,075	0.13	1.00	1.00	7.01	7.01

Real Estate
2020	17.46	17.46	31,060	542,356	4.63	1.00	1.00	(13.43)	(13.43)
2019	20.17	20.17	36,632	738,912	3.79	1.00	1.00	21.43	21.43
2018	16.61	16.61	15,883	263,842	3.60	1.00	1.00	(7.27)	(7.27)
2017	17.91	17.91	18,435	330,238	3.65	1.00	1.00	11.61	11.61
2016	16.05	16.05	9,435	151,431	1.61	1.00	1.00	(3.23)	(3.23)

Summit:
S&P MidCap
2020	48.35	52.80	1,328,710	69,091,949	1.23	0.95	1.40	11.75	12.25
2019	43.27	47.04	1,489,617	69,037,353	1.16	0.95	1.40	24.09	24.64
2018	34.87	37.74	1,650,064	61,342,574	1.13	0.95	1.40	(12.57)	(12.17)
2017	39.88	42.97	1,812,957	76,657,048	0.70	0.95	1.40	14.29	14.80
2016	34.89	37.43	2,021,433	74,431,032	0.43	0.95	1.40	18.60	19.13

Russell Small Cap
2020	34.51	39.40	1,133,223	42,847,908	1.07	0.95	1.40	17.98	18.51
2019	29.25	33.25	1,327,973	42,427,196	0.92	0.95	1.40	23.34	23.89
2018	23.72	26.83	1,453,099	37,509,194	1.04	0.95	1.40	(12.47)	(12.07)
2017	27.10	30.52	1,599,906	46,994,619	0.77	0.95	1.40	12.79	13.30
2016	24.02	26.94	1,744,150	45,231,091	0.59	0.95	1.40	19.24	19.78

FS-97

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Nasdaq-100 Index
2020	29.02	31.76	1,776,601	56,996,634	0.44	0.95	1.40	46.13	46.83
2019	19.86	21.63	2,378,028	52,075,469	0.51	0.95	1.40	36.79	37.47
2018	14.52	15.74	2,727,974	43,477,405	0.54	0.95	1.40	(1.86)	(1.41)
2017	14.79	15.96	3,142,022	50,805,407	0.48	0.95	1.40	30.52	31.11
2016	11.33	12.17	3,634,153	44,819,211	0.55	0.95	1.40	5.12	5.59

EAFE Intl.
2020	107.22	113.49	472,036	53,797,148	3.33	0.95	1.40	6.27	6.75
2019	100.90	106.31	503,516	53,759,585	2.64	0.95	1.40	19.47	20.12
2018	84.45	88.51	550,619	48,947,533	3.27	0.95	1.40	(14.75)	(14.40)
2017	99.06	103.39	561,151	58,278,952	2.48	0.95	1.40	23.04	23.59
2016	80.52	83.66	644,337	54,153,033	2.63	0.95	1.40	(0.93)	(0.49)

S&P 500
2020	257.36	271.67	633,119	170,453,264	1.66	0.95	1.40	16.46	16.98
2019	220.99	232.23	728,486	167,938,678	1.76	0.95	1.40	29.33	29.91
2018	170.87	178.76	825,622	146,692,175	1.88	0.95	1.40	(6.06)	(5.64)
2017	181.90	189.43	936,639	176,543,615	1.43	0.95	1.40	19.78	20.32
2016	151.85	157.44	1,068,813	167,601,224	1.55	0.95	1.40	10.03	10.52

Barclays
2020	66.48	69.73	1,315,258	91,877,673	2.80	0.95	1.40	5.84	6.32
2019	62.81	65.58	1,443,493	94,851,133	3.13	0.95	1.40	6.93	7.39
2018	58.74	61.07	1,565,627	95,805,171	3.11	0.95	1.40	(1.77)	(1.31)
2017	59.80	61.88	1,721,351	106,737,054	2.79	0.95	1.40	2.06	2.52
2016	58.59	60.36	1,718,839	103,962,290	2.71	0.95	1.40	1.17	1.62

Growth
2020	20.94	21.07	6,137,131	129,099,982	1.64	0.95	1.00	1.14	1.19
2019	20.71	20.82	6,914,702	143,773,240	1.33	0.95	1.00	18.04	18.10
2018	17.54	17.63	8,113,526	142,889,021	1.12	0.95	1.00	(8.42)	(8.38)
2017	19.15	19.24	7,699,380	148,045,928	1.18	0.95	1.00	15.77	15.83
2016	16.55	16.61	7,300,497	121,236,913	-	0.95	1.00	4.57	4.77

Mod. Growth
2020	20.54	21.06	3,449,586	73,170,124	1.60	0.95	1.40	2.30	2.77
2019	20.08	20.49	3,658,866	75,547,277	1.43	0.95	1.40	16.97	17.45
2018	17.16	17.45	4,063,912	71,465,285	1.23	0.95	1.40	(7.97)	(7.57)
2017	18.65	18.88	4,277,680	81,428,787	1.20	0.95	1.40	12.99	13.47
2016	16.51	16.64	4,174,444	70,077,810	0.14	0.95	1.40	5.26	5.77

FS-98

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Moderate
2020	20.42	20.97	4,301,353	89,969,881	1.68	0.95	1.40	3.89	4.37
2019	19.66	20.09	4,511,397	90,423,044	1.55	0.95	1.40	15.39	15.91
2018	17.03	17.33	4,898,172	84,706,330	1.36	0.95	1.40	(7.05)	(6.62)
2017	18.32	18.56	5,277,389	97,739,199	1.30	0.95	1.40	10.61	11.11
2016	16.57	16.70	5,427,565	90,517,922	0.03	0.95	1.40	5.13	5.60

Third Avenue:
Value
2020	29.77	32.51	234,651	7,563,121	2.67	0.95	1.40	(3.75)	(3.32)
2019	30.93	33.62	269,554	8,983,240	0.27	0.95	1.40	10.90	11.40
2018	27.89	30.18	290,093	8,683,055	1.84	0.95	1.40	(21.45)	(21.10)
2017	35.51	38.25	324,515	12,328,749	0.82	0.95	1.40	12.02	12.52
2016	31.70	33.99	378,692	12,810,022	0.80	0.95	1.40	10.67	11.16

Dreyfus:
MidCap
2020	43.30	46.97	77,957	3,158,125	0.54	0.95	1.40	6.35	6.83
2019	40.71	43.97	88,468	3,350,989	0.41	0.95	1.40	18.19	18.73
2018	34.46	37.04	103,357	3,341,299	0.34	0.95	1.40	(16.86)	(16.49)
2017	41.45	44.35	110,869	4,386,954	0.86	0.95	1.40	13.45	13.96
2016	36.54	38.92	107,881	4,022,203	0.83	0.95	1.40	13.61	14.12

Small Cap
2020	27.67	27.67	35,032	969,259	1.06	1.00	1.00	9.54	9.54
2019	25.26	25.26	35,637	900,180	0.88	1.00	1.00	21.00	21.00
2018	20.88	20.88	37,457	781,943	0.75	1.00	1.00	(9.88)	(9.88)
2017	23.17	23.17	32,282	747,810	0.60	1.00	1.00	11.29	11.29
2016	20.81	20.81	19,771	411,539	-	1.00	1.00	25.34	25.34

Scudder:
Small Mid Value
2020	20.75	21.96	93,205	2,035,507	1.43	0.95	1.40	(2.18)	(1.74)
2019	21.22	22.35	103,124	2,293,928	0.74	0.95	1.40	19.83	20.37
2018	17.70	18.57	124,080	2,296,544	1.37	0.95	1.40	(17.19)	(16.81)
2017	21.38	22.32	148,837	3,315,028	0.75	0.95	1.40	9.00	9.48
2016	19.61	20.39	171,980	3,499,964	0.62	0.95	1.40	15.27	15.79

Thematic
2020	17.55	18.13	36,011	651,564	1.45	0.95	1.40	20.99	21.53
2019	14.15	14.91	44,399	662,550	1.29	0.95	1.40	29.39	29.99
2018	10.94	11.47	39,958	459,005	0.97	0.95	1.40	(17.85)	(17.48)
2017	13.31	13.90	50,667	705,816	0.28	0.95	1.40	23.73	24.29
2016	10.76	11.19	41,401	463,694	0.84	0.95	1.40	2.28	2.74

FS-99

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Alternative
2020	14.70	14.70	3,141	46,176	2.38	1.00	1.00	4.27	4.27
2019	14.10	14.10	3,274	46,159	3.43	1.00	1.00	13.21	13.21
2018	12.45	12.45	3,141	39,117	1.88	1.00	1.00	(10.25)	(10.25)
2017	13.88	13.88	2,821	39,141	1.77	1.00	1.00	5.95	5.95
2016	13.10	13.10	2,122	27,783	0.31	1.00	1.00	1.50	1.50

Neuberger Berman:
Regency
2020	27.57	29.11	30,898	891,193	1.18	0.95	1.40	(3.97)	(3.54)
2019	27.95	30.18	34,813	1,044,945	0.65	0.95	1.40	15.14	15.64
2018	24.28	26.10	38,737	1,006,456	0.63	0.95	1.40	(16.44)	(16.08)
2017	29.05	31.10	44,633	1,380,546	0.78	0.95	1.40	15.12	15.64
2016	25.24	26.89	51,478	1,379,214	0.60	0.95	1.40	14.64	15.07

Intrinsic
2020	21.84	21.84	10,950	239,160	0.63	1.00	1.00	(3.80)	(3.80)
2019	22.70	22.70	12,177	276,464	0.22	1.00	1.00	15.28	15.28
2018	19.69	19.69	13,743	270,674	0.23	1.00	1.00	(16.32)	(16.32)
2017	23.54	23.54	13,162	309,778	0.66	1.00	1.00	15.20	15.20
2016	20.43	20.43	152	3,104	0.30	1.00	1.00	5.66	5.66

Growth
2020	45.61	45.61	16,916	771,509	-	1.00	1.00	38.32	38.32
2019	32.97	32.97	17,299	570,387	-	1.00	1.00	31.17	31.17
2018	25.14	25.14	19,983	502,336	-	1.00	1.00	(7.49)	(7.49)
2017	27.17	27.17	15,028	408,354	-	1.00	1.00	23.33	23.33
2016	22.03	22.03	1,356	29,876	-	1.00	1.00	2.48	2.48

T. Rowe:
Blue Chip
2020	45.23	47.86	1,285,413	62,030,811	-	0.95	1.40	32.05	32.65
2019	34.25	36.08	1,613,185	58,648,453	-	0.95	1.40	27.78	28.36
2018	26.80	28.11	1,824,977	51,679,740	-	0.95	1.40	0.23	0.69
2017	26.74	27.92	2,044,438	57,459,607	-	0.95	1.40	33.95	34.55
2016	19.96	20.75	2,399,711	50,046,672	-	0.95	1.40	(0.86)	(0.41)

Pimco:
Total Return
2020	15.55	16.39	669,168	10,974,756	2.14	0.95	1.40	7.13	7.62
2019	14.52	15.23	749,863	11,436,444	3.02	0.95	1.40	6.85	7.33
2018	13.58	14.19	860,599	12,234,739	2.54	0.95	1.40	(1.91)	(1.47)
2017	13.85	14.41	946,386	13,654,518	2.02	0.95	1.40	3.46	3.93
2016	13.39	13.86	1,075,020	14,926,266	2.09	0.95	1.40	1.25	1.71

FS-100

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Low Duration
2020	10.78	11.10	799,381	8,862,090	1.20	0.95	1.40	1.55	2.01
2019	10.61	10.88	815,501	8,864,385	2.77	0.95	1.40	2.58	3.04
2018	10.35	10.56	850,499	8,973,216	1.90	0.95	1.40	(1.04)	(0.60)
2017	10.45	10.62	972,159	10,320,319	1.34	0.95	1.40	(0.05)	0.39
2016	10.46	10.58	972,837	10,288,060	1.49	0.95	1.40	0.01	0.45

Short Term
2020	10.87	10.87	46,363	504,141	1.12	1.00	1.00	1.12	1.12
2019	10.75	10.75	13,350	143,563	2.37	1.00	1.00	1.68	1.68
2018	10.58	10.58	13,414	141,870	2.08	1.00	1.00	0.42	0.42
2017	10.53	10.53	11,127	117,186	1.60	1.00	1.00	1.29	1.29
2016	10.40	10.40	10,238	106,450	0.99	1.00	1.00	1.15	1.15

Emerging
2020	16.04	16.04	5,097	81,774	4.50	1.00	1.00	5.53	5.53
2019	15.20	15.20	5,426	82,486	4.32	1.00	1.00	13.52	13.52
2018	13.39	13.39	6,308	84,476	4.04	1.00	1.00	(5.77)	(5.77)
2017	14.21	14.21	5,326	75,691	4.90	1.00	1.00	8.68	8.68
2016	13.08	13.08	1,090	14,255	1.88	1.00	1.00	(2.87)	(2.87)

Low Duration Adv.
2020	10.72	10.72	52,069	558,208	1.11	1.00	1.00	1.86	1.86
2019	10.52	10.52	33,336	350,857	2.66	1.00	1.00	2.89	2.89
2018	10.23	10.23	31,660	323,853	1.81	1.00	1.00	(0.75)	(0.75)
2017	10.31	10.31	31,813	327,890	1.23	1.00	1.00	0.24	0.24
2016	10.28	10.28	24,036	247,122	0.99	1.00	1.00	0.14	0.14

Real Return
2020	14.20	14.64	116,938	1,704,734	1.33	0.95	1.40	10.03	10.54
2019	12.90	13.24	76,925	1,016,872	1.68	0.95	1.40	6.81	7.31
2018	12.08	12.34	61,242	755,019	2.44	0.95	1.40	(3.68)	(3.23)
2017	12.54	12.75	40,906	521,056	2.29	0.95	1.40	2.12	2.58
2016	12.28	12.43	14,237	176,745	1.54	0.95	1.40	(1.92)	(0.39)

Commodity
2020	7.54	7.54	11,872	89,557	6.13	1.00	1.00	0.22	0.22
2019	7.53	7.53	10,569	79,551	4.28	1.00	1.00	10.25	10.25
2018	6.83	6.83	12,176	83,135	1.97	1.00	1.00	(15.06)	(15.06)
2017	8.04	8.04	12,360	99,346	11.38	1.00	1.00	1.05	1.05
2016	7.95	7.95	7,994	63,589	1.05	1.00	1.00	14.40	14.40

FS-101

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson:
Balanced
2020	15.99	16.31	41,420	698,505	1.85	0.95	1.40	7.60	8.09
2019	14.79	15.16	65,579	1,027,190	1.81	0.95	1.40	14.65	15.16
2018	12.84	13.22	92,854	1,264,783	1.86	0.95	1.40	(7.54)	(7.12)
2017	13.83	14.30	100,074	1,468,996	1.64	0.95	1.40	11.78	12.27
2016	12.32	12.79	99,254	1,299,738	1.58	0.95	1.40	6.97	7.45

Growth
2020	17.00	17.77	29,443	523,155	1.92	0.95	1.40	8.49	8.97
2019	12.93	14.40	39,226	635,628	1.67	0.95	1.40	18.11	18.63
2018	12.19	13.75	61,169	837,303	1.65	0.95	1.40	(9.32)	(8.91)
2017	13.44	15.09	61,643	928,854	1.17	0.95	1.40	15.68	16.20
2016	11.62	12.99	74,477	966,104	1.49	0.95	1.40	8.18	8.66

Income
2020	15.17	15.85	27,327	430,685	1.59	0.95	1.40	7.13	7.40
2019	14.16	14.76	39,183	577,373	1.57	0.95	1.40	11.34	11.84
2018	12.72	13.20	62,556	824,053	1.93	0.95	1.40	(5.59)	(5.16)
2017	13.48	13.90	73,815	1,024,933	1.55	0.95	1.40	8.43	8.91
2016	12.43	12.76	101,028	1,283,498	1.67	0.95	1.40	4.90	5.37

Franklin Templeton:
Global Bond
2020	17.07	17.58	2,021,162	35,467,501	8.06	0.95	1.40	(6.60)	(6.18)
2019	18.28	18.74	2,024,219	37,852,702	7.08	0.95	1.40	0.61	1.05
2018	18.17	18.55	2,007,173	37,135,314	-	0.95	1.40	0.53	0.97
2017	18.07	18.37	2,173,461	39,836,012	-	0.95	1.40	0.49	0.97
2016	17.98	18.19	2,133,981	38,756,938	-	0.95	1.40	1.50	1.97

Income
2020	17.59	17.89	70,018	1,320,536	6.09	0.95	1.40	(0.71)	(0.26)
2019	17.63	18.01	76,002	1,435,487	4.99	0.95	1.40	14.45	14.95
2018	15.74	16.59	64,813	1,064,120	4.54	0.95	1.40	(5.64)	(5.21)
2017	16.68	17.50	40,330	697,924	4.32	0.95	1.40	5.76	8.64
2016	15.31	16.11	18,745	299,824	2.37	0.95	1.25	4.06	7.51

Global Discovery
2020	23.70	23.70	2,294	54,350	2.40	1.00	1.00	(5.41)	(5.41)
2019	25.05	25.05	1,129	28,276	1.79	1.00	1.00	23.13	23.13
2018	20.35	20.35	1,017	20,695	2.34	1.00	1.00	(12.10)	(12.10)
2017	23.15	23.15	571	13,220	1.73	1.00	1.00	7.52	7.52
2016	21.53	21.53	462	9,946	1.38	1.00	1.00	11.15	11.15

FS-102

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton, continued:
Small Cap
2020	28.07	28.07	15,492	434,936	1.32	1.00	1.00	4.14	4.14
2019	26.96	26.96	14,161	381,754	1.06	1.00	1.00	25.09	25.09
2018	21.55	21.55	14,610	314,837	0.90	1.00	1.00	(13.75)	(13.75)
2017	24.98	24.98	14,100	352,268	0.48	1.00	1.00	9.56	9.56
2016	22.80	22.80	4,299	98,036	0.24	1.00	1.00	25.08	25.08

Foreign
2020	14.78	14.78	16,655	246,173	3.29	1.00	1.00	(2.14)	(2.14)
2019	15.10	15.10	9,382	141,702	1.70	1.00	1.00	11.41	11.41
2018	13.56	13.56	8,589	116,444	2.64	1.00	1.00	(16.29)	(16.29)
2017	16.19	16.19	7,888	127,733	2.76	1.00	1.00	15.54	15.54
2016	14.02	14.02	5,238	73,418	1.51	1.00	1.00	5.53	5.53

AllianceBernstein:
Growth and Income
2020	44.54	44.54	5,994	266,955	1.39	1.00	1.00	1.45	1.45
2019	43.90	43.90	5,883	258,270	1.06	1.00	1.00	22.38	22.38
2018	35.87	35.87	2,633	94,454	0.81	1.00	1.00	(6.78)	(6.78)
2017	38.48	38.48	1,283	49,386	1.33	1.00	1.00	17.42	17.42
2016	32.77	32.77	462	15,148	-	1.00	1.00	5.87	5.87

American Funds:
Managed
2020	15.03	16.31	2,113,782	32,372,475	1.41	0.95	1.00	4.83	4.88
2019	14.33	15.56	1,626,922	23,694,565	2.23	0.95	1.00	7.56	16.81
2018	13.32	13.32	51,561	686,786	1.36	1.00	1.00	(5.84)	(5.84)
2017	14.15	14.15	55,365	783,235	0.83	1.00	1.00	13.67	13.67
2016	12.45	12.45	50,744	631,546	1.37	1.00	1.00	5.77	5.77

Blue Chip
2020	19.94	19.94	161,465	3,219,029	1.71	1.00	1.00	7.60	7.60
2019	18.53	18.53	185,553	3,437,909	2.08	1.00	1.00	20.17	20.17
2018	15.42	15.42	183,945	2,835,981	2.02	1.00	1.00	(9.57)	(9.57)
2017	17.05	17.05	157,594	2,686,801	2.46	1.00	1.00	15.88	15.88
2016	14.71	14.71	80,564	1,185,270	3.09	1.00	1.00	13.67	13.67

Global
2020	52.95	52.95	19,249	1,019,121	0.37	1.00	1.00	29.17	29.17
2019	40.99	40.99	18,072	740,779	1.20	1.00	1.00	33.93	33.93
2018	30.60	30.60	15,140	463,335	0.72	1.00	1.00	(9.95)	(9.95)
2017	33.99	33.99	10,527	357,767	1.00	1.00	1.00	30.17	30.17
2016	26.11	26.11	3,029	79,084	1.23	1.00	1.00	2.17	2.17

FS-103

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
Growth
2020	179.57	179.57	15,002	2,693,952	0.31	1.00	1.00	50.57	50.57
2019	119.26	119.26	15,458	1,843,547	0.76	1.00	1.00	29.48	29.48
2018	92.11	92.11	14,582	1,343,114	0.45	1.00	1.00	(1.24)	(1.24)
2017	93.27	93.27	12,198	1,137,714	0.63	1.00	1.00	27.02	27.02
2016	73.43	73.43	4,880	358,304	1.77	1.00	1.00	11.35	11.35

International
2020	28.55	28.55	27,052	772,405	0.66	1.00	1.00	12.84	12.84
2019	25.30	25.30	29,733	752,357	1.52	1.00	1.00	21.66	21.66
2018	20.80	20.80	25,575	531,914	1.80	1.00	1.00	(14.00)	(14.00)
2017	24.18	24.18	21,836	528,096	1.85	1.00	1.00	30.84	30.84
2016	18.48	18.48	6,029	111,442	2.70	1.00	1.00	5.46	5.46

New World
2020	31.11	33.29	16,867	558,295	0.07	0.95	1.00	21.96	22.35
2019	27.21	27.21	14,665	399,055	0.98	1.00	1.00	27.86	27.86
2018	21.28	21.28	17,286	367,877	0.87	1.00	1.00	(14.90)	(14.90)
2017	25.01	25.01	16,560	414,109	1.21	1.00	1.00	28.16	28.16
2016	19.51	19.51	7,736	150,951	0.92	1.00	1.00	5.12	5.12

Growth-Income
2020	82.31	82.31	17,012	1,400,312	1.29	1.00	1.00	12.42	12.42
2019	73.22	73.22	24,933	1,825,684	1.73	1.00	1.00	24.89	24.89
2018	58.63	58.63	23,428	1,373,649	1.44	1.00	1.00	(2.77)	(2.77)
2017	60.30	60.30	21,462	1,294,181	1.87	1.00	1.00	21.17	21.17
2016	49.76	49.76	7,913	393,777	2.54	1.00	1.00	12.64	12.64

Asset
2020	32.20	32.20	88,621	2,853,386	1.62	1.00	1.00	11.34	11.34
2019	28.92	28.92	96,166	2,780,969	2.01	1.00	1.00	20.03	20.03
2018	24.09	24.09	78,874	1,900,311	1.99	1.00	1.00	(5.56)	(5.56)
2017	25.51	25.51	54,794	1,397,830	1.91	1.00	1.00	15.08	15.08
2016	22.17	22.17	27,710	614,262	2.06	1.00	1.00	7.13	7.13

Columbia:
Strategic
2020	5.66	5.66	55,869	316,252	3.30	1.00	1.00	5.56	5.56
2019	5.36	5.36	54,529	292,401	3.76	1.00	1.00	9.12	9.12
2018	4.91	4.91	33,431	164,278	3.27	1.00	1.00	(1.63)	(1.63)
2017	5.00	5.00	30,735	153,537	3.05	1.00	1.00	4.86	4.86
2016	4.76	4.76	18,379	87,561	2.88	1.00	1.00	6.05	6.05

FS-104

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia, continued:
Emerging
2020	27.15	27.15	10,329	280,459	0.37	1.00	1.00	31.84	31.84
2019	20.59	20.59	11,111	228,828	0.14	1.00	1.00	29.97	29.97
2018	15.85	15.85	11,663	184,815	0.29	1.00	1.00	(22.45)	(22.45)
2017	20.43	20.43	8,382	171,273	-	1.00	1.00	45.45	45.45
2016	14.05	14.05	704	9,886	-	1.00	1.00	4.98	4.98

International
2020	17.42	17.42	3,147	54,823	1.36	1.00	1.00	7.74	7.74
2019	16.17	16.17	2,476	40,037	1.81	1.00	1.00	23.91	23.91
2018	13.05	13.05	2,484	32,419	2.57	1.00	1.00	(17.64)	(17.64)
2017	15.84	15.84	2,344	37,145	1.85	1.00	1.00	25.93	25.93
2016	12.58	12.58	2,340	29,441	0.20	1.00	1.00	0.33	0.33

Smaller-Cap
2020	25.34	25.34	6,751	171,079	-	1.00	1.00	7.84	7.84
2019	23.50	23.50	5,229	122,888	-	1.00	1.00	16.28	16.28
2018	20.21	20.21	4,823	97,477	-	1.00	1.00	(13.69)	(13.69)
2017	23.42	23.42	4,907	114,895	-	1.00	1.00	10.97	10.97
2016	21.10	21.10	1,545	32,600	-	1.00	1.00	12.96	12.96

Mid Cap
2020	25.90	25.90	20,918	541,828	-	1.00	1.00	6.19	6.19
2019	24.39	24.39	18,618	454,181	-	1.00	1.00	29.95	29.95
2018	18.77	18.77	20,008	375,609	-	1.00	1.00	(14.38)	(14.38)
2017	21.92	21.92	15,220	333,683	-	1.00	1.00	12.17	12.17
2016	19.55	19.55	10,119	197,779	-	1.00	1.00	13.64	13.64

High Yield
2020	8.60	8.60	41,345	355,643	5.62	1.00	1.00	5.25	5.25
2019	8.17	8.17	38,651	315,888	5.54	1.00	1.00	15.37	15.37
2018	7.08	7.08	38,444	272,350	5.48	1.00	1.00	(4.96)	(4.96)
2017	7.45	7.45	35,359	263,561	5.81	1.00	1.00	5.13	5.13
2016	7.09	7.09	22,459	159,241	6.58	1.00	1.00	7.47	7.47

Large Core
2020	61.91	61.91	10,575	654,670	-	1.00	1.00	12.70	12.70
2019	54.93	54.93	10,788	592,641	-	1.00	1.00	23.23	23.23
2018	44.58	44.58	7,333	326,867	-	1.00	1.00	(4.81)	(4.81)
2017	46.83	46.83	5,716	267,699	-	1.00	1.00	22.85	22.85
2016	38.12	38.12	2,898	110,467	-	1.00	1.00	9.03	9.03

FS-105

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy:
Strategy
2020	11.95	11.95	558	6,665	2.11	1.00	1.00	12.74	12.74
2019	10.60	10.60	558	5,911	2.19	1.00	1.00	20.57	20.57
2018	8.79	8.79	558	4,903	1.86	1.00	1.00	(6.38)	(6.38)
2017	9.39	9.39	558	5,237	1.15	1.00	1.00	4.64	4.64
2016	-	-	-	-	-	-	-	-	-

Balanced
2020	10.53	10.75	114,585	1,316,651	1.36	0.95	1.40	12.53	13.03
2019	9.36	9.51	112,232	1,153,295	1.79	0.95	1.40	20.40	20.94
2018	7.77	7.86	101,402	880,946	1.45	0.95	1.40	(4.59)	(4.16)
2017	8.15	8.20	117,387	1,046,941	1.60	0.95	1.40	9.83	10.32
2016	7.42	7.43	104,622	848,665	0.47	0.95	1.40	1.24	2.15

Energy
2020	2.43	2.43	90,183	218,951	2.21	1.00	1.00	(37.46)	(37.46)
2019	3.88	3.88	50,709	196,867	-	1.00	1.00	2.45	2.45
2018	3.79	3.79	43,428	164,568	-	1.00	1.00	(34.79)	(34.79)
2017	5.81	5.81	40,613	236,021	0.95	1.00	1.00	(13.51)	(13.51)
2016	6.72	6.72	13,293	89,316	0.03	1.00	1.00	26.08	26.08

Small Cap Value
2020	26.02	26.02	15,917	414,116	-	1.00	1.00	5.96	5.96
2019	24.55	24.55	17,046	418,551	-	1.00	1.00	23.09	23.09
2018	19.95	19.95	20,016	399,258	0.10	1.00	1.00	(11.38)	(11.38)
2017	22.51	22.51	16,354	368,108	-	1.00	1.00	12.60	12.60
2016	19.99	19.99	6,338	126,689	-	1.00	1.00	21.00	21.00

Science
2020	56.22	56.22	31,676	1,780,690	-	1.00	1.00	34.02	34.02
2019	41.95	41.95	34,243	1,436,389	-	1.00	1.00	48.00	48.00
2018	28.34	28.34	30,527	865,193	-	1.00	1.00	(6.18)	(6.18)
2017	30.21	30.21	21,581	651,935	-	1.00	1.00	30.81	30.81
2016	23.09	23.09	7,555	174,471	-	1.00	1.00	7.29	7.29

Mid Cap Growth
2020	24.81	24.81	32,360	802,851	-	1.00	1.00	47.52	47.52
2019	16.82	16.82	38,924	654,615	-	1.00	1.00	36.57	36.57
2018	12.31	12.31	39,638	488,111	-	1.00	1.00	(1.06)	(1.06)
2017	12.45	12.45	16,756	208,539	-	1.00	1.00	25.64	25.64
2016	9.91	9.91	5,899	58,433	-	1.00	1.00	6.58	6.58

FS-106

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
International
2020	19.24	19.24	7,641	147,008	2.28	1.00	1.00	6.12	6.12
2019	18.13	18.13	8,423	152,719	1.57	1.00	1.00	17.52	17.52
2018	15.43	15.43	11,487	177,223	1.53	1.00	1.00	(18.63)	(18.63)
2017	18.96	18.96	10,387	196,947	1.36	1.00	1.00	21.94	21.94
2016	15.55	15.55	10,314	160,386	0.80	1.00	1.00	3.21	3.21

Global
2020	14.20	14.20	5,049	71,669	0.42	1.00	1.00	19.38	19.38
2019	11.89	11.89	4,547	54,076	0.67	1.00	1.00	24.68	24.68
2018	9.54	9.54	4,680	44,635	0.47	1.00	1.00	(7.21)	(7.21)
2017	10.28	10.28	4,099	42,133	0.05	1.00	1.00	23.29	23.29
2016	8.34	8.34	2,569	21,412	-	1.00	1.00	7.51	7.51

High Income
2020	4.56	4.56	73,469	335,260	7.25	1.00	1.00	4.97	4.97
2019	4.35	4.35	77,491	336,860	6.07	1.00	1.00	10.09	10.09
2018	3.95	3.95	65,079	256,978	5.89	1.00	1.00	(3.09)	(3.09)
2017	4.07	4.07	51,651	210,462	5.49	1.00	1.00	5.62	5.62
2016	3.86	3.86	10,445	40,293	0.01	1.00	1.00	9.59	9.59

Janus:
Flexible
2020	15.14	15.14	55,778	844,634	2.73	1.00	1.00	9.15	9.15
2019	13.87	13.87	36,414	505,164	2.93	1.00	1.00	8.19	8.19
2018	12.82	12.82	33,252	426,367	2.76	1.00	1.00	(2.27)	(2.27)
2017	13.12	13.12	27,114	355,745	2.59	1.00	1.00	2.33	2.33
2016	12.82	12.82	22,597	289,726	2.75	1.00	1.00	0.38	0.38

Putnam:
Health
2020	29.44	29.44	5,832	171,680	0.48	1.00	1.00	15.12	15.12
2019	25.57	25.57	5,398	138,051	-	1.00	1.00	29.00	29.00
2018	19.82	19.82	5,399	107,026	0.97	1.00	1.00	(1.59)	(1.59)
2017	20.14	20.14	5,339	107,549	0.50	1.00	1.00	14.16	14.16
2016	17.64	17.64	4,831	85,238	-	1.00	1.00	(0.20)	(0.20)

Asset
2020	24.60	24.60	5,724	140,808	1.75	1.00	1.00	11.19	11.19
2019	22.12	22.12	6,758	149,524	1.34	1.00	1.00	15.97	15.97
2018	19.08	19.08	3,082	58,792	1.54	1.00	1.00	(8.18)	(8.18)
2017	20.78	20.78	1,985	41,240	0.84	1.00	1.00	14.20	14.20
2016	18.20	18.20	164	2,992	-	1.00	1.00	(0.21)	(0.21)

FS-107

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
VanEck:
Gold
2020	12.34	12.34	81,741	1,008,514	2.85	1.00	1.00	37.25	37.25
2019	8.99	8.99	40,954	368,155	-	1.00	1.00	37.37	37.37
2018	6.54	6.54	39,874	260,933	3.21	1.00	1.00	(17.41)	(17.41)
2017	7.92	7.92	40,503	320,928	4.21	1.00	1.00	11.69	11.69
2016	7.09	7.09	35,575	252,374	-	1.00	1.00	(3.43)	(3.43)

Hard Assets
2020	20.76	20.76	11,263	233,812	0.69	1.00	1.00	17.65	17.65
2019	17.65	17.65	6,243	110,172	-	1.00	1.00	10.44	10.44
2018	15.98	15.98	5,469	87,381	-	1.00	1.00	(29.14)	(29.14)
2017	22.55	22.55	4,926	111,079	-	1.00	1.00	(2.94)	(2.94)
2016	23.23	23.23	2,109	48,987	-	1.00	1.00	21.03	21.03

FS-108

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2020	2019
Fidelity:
Equity-Income IC
Units issued	51,291	59,754
Units redeemed	(71,138)	(80,909)
Net increase(decrease)	(19,847)	(21,155)

Equity-Income SC
Units issued	4,971	5,465
Units redeemed	(7,917)	(7,232)
Net increase(decrease)	(2,946)	(1,767)

Equity-Income SC2
Units issued	174,419	195,552
Units redeemed	(187,668)	(208,562)
Net increase(decrease)	(13,249)	(13,010)

Growth IC
Units issued	15,073	14,698
Units redeemed	(20,369)	(26,975)
Net increase(decrease)	(5,296)	(12,277)

Growth SC
Units issued	2,937	3,370
Units redeemed	(4,865)	(5,267)
Net increase(decrease)	(1,928)	(1,897)

Growth SC2
Units issued	65,191	78,667
Units redeemed	(73,420)	(89,964)
Net increase(decrease)	(8,229)	(11,297)

High Income IC
Units issued	178,107	188,761
Units redeemed	(196,094)	(193,087)
Net increase(decrease)	(17,987)	(4,326)

High Income SC
Units issued	74,967	90,882
Units redeemed	(86,075)	(96,960)
Net increase(decrease)	(11,108)	(6,078)

FS-109

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Fidelity, continued:
High Income SC2
Units issued	10,290,675	10,825,969
Units redeemed	(10,412,581)	(11,042,099)
Net increase(decrease)	(121,906)	(216,130)

Overseas IC
Units issued	40,780	42,903
Units redeemed	(49,666)	(52,716)
Net increase(decrease)	(8,886)	(9,813)

Overseas SC
Units issued	3,280	4,159
Units redeemed	(4,918)	(6,465)
Net increase(decrease)	(1,638)	(2,306)

Overseas SC2
Units issued	281,269	313,362
Units redeemed	(295,415)	(322,208)
Net increase(decrease)	(14,146)	(8,846)

Asset Mgr. IC
Units issued	8,465	10,488
Units redeemed	(21,348)	(27,425)
Net increase(decrease)	(12,883)	(16,937)

Asset Mgr. SC
Units issued	3,794	4,037
Units redeemed	(10,134)	(11,690)
Net increase(decrease)	(6,340)	(7,653)

Asset Mgr. SC2
Units issued	11,423	18,881
Units redeemed	(16,875)	(24,099)
Net increase(decrease)	(5,452)	(5,218)

Inv. Bond IC
Units issued	318,580	360,389
Units redeemed	(357,344)	(382,103)
Net increase(decrease)	(38,764)	(21,714)

FS-110

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Fidelity, continued:
Inv. Bond SC2
Units issued	12,003,888	13,580,651
Units redeemed	(12,344,266)	(13,825,307)
Net increase(decrease)	(340,378)	(244,656)

Contrafund IC
Units issued	40,780	42,708
Units redeemed	(71,311)	(59,070)
Net increase(decrease)	(30,531)	(16,362)

Contrafund SC
Units issued	4,993	5,878
Units redeemed	(9,139)	(9,432)
Net increase(decrease)	(4,146)	(3,554)

Contrafund SC2
Units issued	186,324	231,542
Units redeemed	(245,910)	(269,343)
Net increase(decrease)	(59,586)	(37,801)

Asset Mgr. Gr. IC
Units issued	6,058	6,723
Units redeemed	(8,453)	(8,619)
Net increase(decrease)	(2,395)	(1,896)

Asset Mgr. Gr. SC
Units issued	674	657
Units redeemed	(1,011)	(741)
Net increase(decrease)	(337)	(84)

Asset Mgr. Gr. SC2
Units issued	5,901	6,075
Units redeemed	(8,249)	(8,504)
Net increase(decrease)	(2,348)	(2,429)

Mid Cap SC2
Units issued	60,113	70,606
Units redeemed	(69,588)	(77,273)
Net increase(decrease)	(9,475)	(6,667)

FS-111

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Fidelity, continued:
Money Market
Units issued	27,841,609	17,117,142
Units redeemed	(26,042,334)	(22,155,950)
Net increase(decrease)	1,799,275	(5,038,808)

Money Market SC2
Units issued	2,777,862	1,304,655
Units redeemed	(2,585,101)	(749,572)
Net increase(decrease)	192,761	555,083

Index 500 SC2
Units issued	6,305	4,462
Units redeemed	(6,458)	(3,481)
Net increase(decrease)	(153)	981

Strategic SC2
Units issued	8,356	16,517
Units redeemed	(5,097)	(7,720)
Net increase(decrease)	3,259	8,797

Alger:
Balanced
Units issued	75,662	60,603
Units redeemed	(82,778)	(70,633)
Net increase(decrease)	(7,116)	(10,030)

MFS:
Utilities
Units issued	145,404	154,538
Units redeemed	(162,848)	(197,438)
Net increase(decrease)	(17,444)	(42,900)

New Discovery
Units issued	109,601	158,660
Units redeemed	(139,389)	(161,793)
Net increase(decrease)	(29,788)	(3,133)

Total Return
Units issued	124,935	128,036
Units redeemed	(133,859)	(142,733)
Net increase(decrease)	(8,924)	(14,697)

FS-112

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
MFS, continued:
Growth SC
Units issued	3,085	3,306
Units redeemed	(2,818)	(3,633)
Net increase(decrease)	267	(327)

New Discovery SC
Units issued	10,506	17,166
Units redeemed	(17,728)	(14,498)
Net increase(decrease)	(7,222)	2,668

Utilities SC
Units issued	12,421	19,861
Units redeemed	(11,013)	(8,838)
Net increase(decrease)	1,408	11,023

Strategic
Units issued	224,135	244,379
Units redeemed	(249,559)	(306,382)
Net increase(decrease)	(25,424)	(62,003)

Research
Units issued	6,319,029	7,088,747
Units redeemed	(6,525,572)	(7,310,431)
Net increase(decrease)	(206,543)	(221,684)

Blended Core SC
Units issued	268	391
Units redeemed	(238)	(235)
Net increase(decrease)	30	156

Corporate SC
Units issued	13,352	16,216
Units redeemed	(13,666)	(10,273)
Net increase(decrease)	(314)	5,943

Government SC
Units issued	40,029	11,842
Units redeemed	(35,040)	(11,587)
Net increase(decrease)	4,989	255

FS-113

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
MFS, continued:
Growth Allocation SC
Units issued	15,963	18,749
Units redeemed	(16,903)	(17,213)
Net increase(decrease)	(940)	1,536

Moderate SC
Units issued	2,899	3,433
Units redeemed	(42,291)	(7,627)
Net increase(decrease)	(39,392)	(4,194)

Conservative SC
Units issued	1,099	3,370
Units redeemed	(972)	(1,130)
Net increase(decrease)	127	2,240

Blended Small Cap SC
Units issued	13,693	19,041
Units redeemed	(17,202)	(6,844)
Net increase(decrease)	(3,509)	12,197

Global Real Estate IC
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Global Real Estate SC
Units issued	783	-
Units redeemed	-	-
Net increase(decrease)	783	-

Van Kampen:
Emerging Markets
Units issued	3,322,514	3,588,782
Units redeemed	(3,457,114)	(3,686,027)
Net increase(decrease)	(134,600)	(97,245)

Intl. Magnum
Units issued	117,948	132,294
Units redeemed	(132,421)	(140,181)
Net increase(decrease)	(14,473)	(7,887)

FS-114

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Van Kampen, continued:
U.S. Real Estate
Units issued	4,377,490	3,676,403
Units redeemed	(4,169,018)	(3,766,568)
Net increase(decrease)	208,472	(90,165)

Global II
Units issued	2,025	2,467
Units redeemed	(3,511)	(7,491)
Net increase(decrease)	(1,486)	(5,024)

Core Plus Fixed II
Units issued	35,745	22,650
Units redeemed	(14,644)	(4,126)
Net increase(decrease)	21,101	18,524

Calvert:
Balanced
Units issued	259,920	378,457
Units redeemed	(313,174)	(388,181)
Net increase(decrease)	(53,254)	(9,724)

Mid Cap
Units issued	1	1
Units redeemed	(3,713)	(3,003)
Net increase(decrease)	(3,712)	(3,002)

Balanced F
Units issued	68,089	48,787
Units redeemed	(78,371)	(25,426)
Net increase(decrease)	(10,282)	23,361

American Century:
Income & Growth
Units issued	8,369,660	9,250,218
Units redeemed	(8,683,233)	(9,499,713)
Net increase(decrease)	(313,573)	(249,495)

Mid Cap Value
Units issued	762,426	801,155
Units redeemed	(792,962)	(829,961)
Net increase(decrease)	(30,536)	(28,806)

FS-115

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
American Century, continued:
Inc. & Growth II
Units issued	9,087	8,026
Units redeemed	(12,462)	(16,151)
Net increase(decrease)	(3,375)	(8,125)

AIM:
Intl. Growth
Units issued	545,141	622,950
Units redeemed	(568,501)	(650,541)
Net increase(decrease)	(23,360)	(27,591)

Global
Units issued	140,891	147,775
Units redeemed	(137,104)	(150,469)
Net increase(decrease)	3,787	(2,694)

Global Value
Units issued	145,154	154,628
Units redeemed	(163,216)	(173,664)
Net increase(decrease)	(18,062)	(19,036)

Discovery Mid Cap
Units issued	60,220	-
Units redeemed	(27,052)	-
Net increase(decrease)	33,168	-

Diversified
Units issued	18,112	21,005
Units redeemed	(19,235)	(18,902)
Net increase(decrease)	(1,123)	2,103

Value
Units issued	1,291	1,044
Units redeemed	(951)	(1,633)
Net increase(decrease)	340	(589)

Real Estate
Units issued	11,395	35,250
Units redeemed	(16,967)	(14,501)
Net increase(decrease)	(5,572)	20,749

FS-116

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Summit:
S&P MidCap
Units issued	3,428,895	3,520,847
Units redeemed	(3,589,802)	(3,681,294)
Net increase(decrease)	(160,907)	(160,447)

Russell Small Cap
Units issued	2,907,518	3,011,336
Units redeemed	(3,102,268)	(3,136,462)
Net increase(decrease)	(194,750)	(125,126)

Nasdaq-100 Index
Units issued	5,073,471	6,905,322
Units redeemed	(5,674,898)	(7,255,268)
Net increase(decrease)	(601,427)	(349,946)

EAFE Intl.
Units issued	1,906,383	1,991,390
Units redeemed	(1,937,863)	(2,038,493)
Net increase(decrease)	(31,480)	(47,103)

S&P 500
Units issued	1,577,477	1,826,495
Units redeemed	(1,672,844)	(1,923,631)
Net increase(decrease)	(95,367)	(97,136)

Barclays
Units issued	4,700,919	5,320,978
Units redeemed	(4,829,154)	(5,443,112)
Net increase(decrease)	(128,235)	(122,134)

Growth
Units issued	558,217	901,488
Units redeemed	(1,335,788)	(2,100,312)
Net increase(decrease)	(777,571)	(1,198,824)

Mod. Growth
Units issued	1,490,215	1,626,311
Units redeemed	(1,699,495)	(2,031,357)
Net increase(decrease)	(209,280)	(405,046)

FS-117

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Summit, continued:
Moderate
Units issued	12,032,155	13,061,515
Units redeemed	(12,242,199)	(13,448,290)
Net increase(decrease)	(210,044)	(386,775)

Third Avenue:
Value
Units issued	301,251	298,707
Units redeemed	(336,154)	(319,246)
Net increase(decrease)	(34,903)	(20,539)

Dreyfus:
MidCap
Units issued	66,081	66,147
Units redeemed	(76,592)	(81,036)
Net increase(decrease)	(10,511)	(14,889)

Small Cap
Units issued	21,154	22,439
Units redeemed	(21,759)	(24,259)
Net increase(decrease)	(605)	(1,820)

Scudder:
Small Mid Value
Units issued	110,611	114,919
Units redeemed	(120,530)	(135,875)
Net increase(decrease)	(9,919)	(20,956)

Thematic
Units issued	38,057	42,828
Units redeemed	(46,445)	(38,387)
Net increase(decrease)	(8,388)	4,441

Alternative
Units issued	2,545	1,880
Units redeemed	(2,678)	(1,747)
Net increase(decrease)	(133)	133

Neuberger Berman:
Regency
Units issued	38,103	52,447
Units redeemed	(42,018)	(56,371)
Net increase(decrease)	(3,915)	(3,924)

FS-118

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Neuberger Berman, continued:
Intrinsic
Units issued	4,129	2,310
Units redeemed	(5,356)	(3,876)
Net increase(decrease)	(1,227)	(1,566)

Growth
Units issued	2,558	2,485
Units redeemed	(2,941)	(5,169)
Net increase(decrease)	(383)	(2,684)

T. Rowe:
Blue Chip
Units issued	3,754,830	4,670,306
Units redeemed	(4,082,602)	(4,882,098)
Net increase(decrease)	(327,772)	(211,792)

Pimco:
Total Return
Units issued	412,678	435,212
Units redeemed	(493,373)	(545,948)
Net increase(decrease)	(80,695)	(110,736)

Low Duration
Units issued	2,978,464	3,093,301
Units redeemed	(2,994,584)	(3,128,299)
Net increase(decrease)	(16,120)	(34,998)

Short Term
Units issued	118,981	28,949
Units redeemed	(85,968)	(29,013)
Net increase(decrease)	33,013	(64)

Emerging
Units issued	4,666	1,280
Units redeemed	(4,995)	(2,162)
Net increase(decrease)	(329)	(882)

Low Duration Adv.
Units issued	83,718	5,834
Units redeemed	(64,985)	(4,158)
Net increase(decrease)	18,733	1,676

FS-119

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Pimco, continued:
Real Return
Units issued	69,301	30,634
Units redeemed	(29,288)	(14,951)
Net increase(decrease)	40,013	15,683

Commodity
Units issued	1,399	1
Units redeemed	(96)	(1,608)
Net increase(decrease)	1,303	(1,607)

Ibbotson:
Balanced
Units issued	5,836	3,352
Units redeemed	(29,995)	(30,627)
Net increase(decrease)	(24,159)	(27,275)

Growth
Units issued	8,471	23,512
Units redeemed	(18,254)	(45,455)
Net increase(decrease)	(9,783)	(21,943)

Income
Units issued	15,741	41,751
Units redeemed	(27,597)	(65,124)
Net increase(decrease)	(11,856)	(23,373)

Franklin Templeton:
Global Bond
Units issued	7,080,560	7,098,500
Units redeemed	(7,083,617)	(7,081,454)
Net increase(decrease)	(3,057)	17,046

Income
Units issued	36,976	49,955
Units redeemed	(42,960)	(38,766)
Net increase(decrease)	(5,984)	11,189

Global Discovery
Units issued	1,168	932
Units redeemed	(3)	(820)
Net increase(decrease)	1,165	112

FS-120

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Franklin Templeton, continued:
Small Cap
Units issued	6,761	1,466
Units redeemed	(5,430)	(1,915)
Net increase(decrease)	1,331	(449)

Foreign
Units issued	20,428	9,851
Units redeemed	(13,155)	(9,058)
Net increase(decrease)	7,273	793

AllianceBernstein:
Growth and Income
Units issued	10,345	10,326
Units redeemed	(10,234)	(7,076)
Net increase(decrease)	111	3,250

American Funds:
Managed
Units issued	935,348	1,663,982
Units redeemed	(448,488)	(88,621)
Net increase(decrease)	486,860	1,575,361

Blue Chip
Units issued	38,061	34,133
Units redeemed	(62,149)	(32,525)
Net increase(decrease)	(24,088)	1,608

Global
Units issued	11,091	11,115
Units redeemed	(9,914)	(8,183)
Net increase(decrease)	1,177	2,932

Growth
Units issued	2,785	4,872
Units redeemed	(3,241)	(3,996)
Net increase(decrease)	(456)	876

International
Units issued	7,214	7,273
Units redeemed	(9,895)	(3,115)
Net increase(decrease)	(2,681)	4,158

FS-121

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
American Funds, continued:
New World
Units issued	12,035	4,141
Units redeemed	(9,833)	(6,762)
Net increase(decrease)	2,202	(2,621)

Growth-Income
Units issued	4,274	5,097
Units redeemed	(12,195)	(3,592)
Net increase(decrease)	(7,921)	1,505

Asset
Units issued	10,150	19,725
Units redeemed	(17,695)	(2,433)
Net increase(decrease)	(7,545)	17,292

Columbia:
Strategic
Units issued	12,503	27,197
Units redeemed	(11,163)	(6,099)
Net increase(decrease)	1,340	21,098

Emerging
Units issued	2,740	205
Units redeemed	(3,522)	(757)
Net increase(decrease)	(782)	(552)

International
Units issued	783	22
Units redeemed	(112)	(30)
Net increase(decrease)	671	(8)

Smaller-Cap
Units issued	1,618	474
Units redeemed	(96)	(68)
Net increase(decrease)	1,522	406

Mid Cap
Units issued	10,455	9,324
Units redeemed	(8,155)	(10,714)
Net increase(decrease)	2,300	(1,390)

FS-122

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Columbia, continued:
High Yield
Units issued	18,371	15,956
Units redeemed	(15,677)	(15,749)
Net increase(decrease)	2,694	207

Large Core
Units issued	4,788	7,654
Units redeemed	(5,001)	(4,199)
Net increase(decrease)	(213)	3,455

Ivy:
Strategy
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Balanced
Units issued	105,821	103,215
Units redeemed	(103,468)	(92,385)
Net increase(decrease)	2,353	10,830

Energy
Units issued	166,869	89,365
Units redeemed	(127,395)	(82,084)
Net increase(decrease)	39,474	7,281

Small Cap Value
Units issued	11,153	12,569
Units redeemed	(12,282)	(15,539)
Net increase(decrease)	(1,129)	(2,970)

Science
Units issued	15,358	19,213
Units redeemed	(17,925)	(15,497)
Net increase(decrease)	(2,567)	3,716

Mid Cap Growth
Units issued	25,540	27,215
Units redeemed	(32,104)	(27,929)
Net increase(decrease)	(6,564)	(714)

FS-123

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Ivy, continued:
International
Units issued	2,690	2,043
Units redeemed	(3,472)	(5,107)
Net increase(decrease)	(782)	(3,064)

Global
Units issued	7,697	6,767
Units redeemed	(7,195)	(6,900)
Net increase(decrease)	502	(133)

High Income
Units issued	6,814	22,275
Units redeemed	(10,836)	(9,863)
Net increase(decrease)	(4,022)	12,412

Janus:
Flexible
Units issued	34,508	9,293
Units redeemed	(15,144)	(6,131)
Net increase(decrease)	19,364	3,162

Putnam:
Health
Units issued	1,842	588
Units redeemed	(1,408)	(589)
Net increase(decrease)	434	(1)

Asset
Units issued	526	3,766
Units redeemed	(1,560)	(90)
Net increase(decrease)	(1,034)	3,676

Van Eck:
Gold
Units issued	90,433	8,908
Units redeemed	(49,646)	(7,828)
Net increase(decrease)	40,787	1,080

Hard Assets
Units issued	10,357	3,766
Units redeemed	(5,337)	(2,992)
Net increase(decrease)	5,020	774

FS-124

AMERITAS LIFE INSURANCE CORP.

    ________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2020 AND 2019 AND FOR EACH OF THE
THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2020
SUPPLEMENTAL SCHEDULES AS OF AND FOR THE
YEAR ENDED DECEMBER 31, 2020
AND INDEPENDENT AUDITORS’ REPORTS

INDEPENDENT AUDITORS’ REPORT
To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets – statutory basis as of December 31, 2020 and 2019, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2020, and the related notes to the statutory basis financial statements.

Management's Responsibility for the Statutory Basis Financial Statements
Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility
Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting
In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 29, 2021

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2020	2019
Bonds	$9,638,654	$9,107,534
Preferred stocks	12,177	6,355
Common stocks	477,335	460,060
Mortgage loans	2,094,450	2,075,344
Real estate:
Properties occupied by the company	43,873	39,864
Properties held for the production of income	4,662	4,559
Properties held for sale	—	2,065
Cash, cash equivalents, and short-term investments	370,839	294,022
Loans on insurance contracts	539,975	559,341
Other investments	959,112	668,327
Total Cash and Invested Assets	14,141,077	13,217,471

Investment income due and accrued	113,867	115,719
Deferred and uncollected premiums	117,946	115,289
Federal income tax recoverable	22,861	8,258
Net deferred income tax asset	82,612	71,642
Funds held under coinsurance - affiliate	40,235	42,047
Other admitted assets	137,556	127,279
Separate account assets	11,041,001	10,359,432
Total Admitted Assets	$25,697,155	$24,057,137

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$10,849,229	$10,203,056
Deposit-type funds	1,000,269	975,288
Reserves for unpaid claims	123,340	95,807
Dividends payable to policyholders	29,600	32,295
Interest maintenance reserve	70,008	64,545
Accrued commissions, expenses and insurance taxes	130,838	112,770
Accrued separate account transfers	(33,775)	(29,538)
Asset valuation reserve	251,837	214,022
Other liabilities	484,122	336,206
Separate account liabilities	11,041,001	10,359,432
Total Liabilities	23,946,469	22,363,883

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,949	49,941
Special surplus - Affordable Care Act fee assessment	—	14,715
Unassigned surplus	1,266,788	1,194,649
Total Capital and Surplus	1,750,686	1,693,254
Total Liabilities, Capital and Surplus	$25,697,155	$24,057,137

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2020	2019	2018
Premiums and Other Revenue
Premium income, net	$3,145,365	$3,115,518	$2,783,845
Net investment income	574,628	541,505	537,717
Commissions and expense allowances on reinsurance ceded	23,890	28,978	26,725
Modco reinsurance adjustment – affiliate	1,353	15,728	(27,257)
Income from fees associated with separate accounts	69,103	69,039	70,275
Separate account reserve transfers assumed	—	3,941	234,830
Miscellaneous income	36,340	33,985	34,950
Total Premiums and Other Revenue	3,850,679	3,808,694	3,661,085

Expenses
Benefits to policyholders	2,993,986	2,761,958	2,917,265
Modco reinsurance adjustment	—	3,292	(197,541)
Change in reserves for life, accident and health policies	647,921	508,702	335,472
Commissions	235,130	214,351	191,433
General insurance expenses	414,235	399,545	412,407
Taxes, licenses and fees	61,560	43,829	55,396
Net transfers from separate accounts	(599,242)	(257,635)	(123,219)
Total Expenses	3,753,590	3,674,042	3,591,213

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	97,089	134,652	69,872
Dividends to policyholders	29,448	32,868	33,478
Gain from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	67,641	101,784	36,394
Federal income tax expense (benefit)	19,600	31,941	(16,398)
Gain from Operations before Net Realized Capital Gains	48,041	69,843	52,792
Net realized capital gains, net of taxes	16,377	21,404	18,464
Net Income	64,418	91,247	71,256

Surplus notes
Surplus notes amortization	8	9	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	6,833	73,561	(105,661)
Change in net deferred income taxes	17,672	20,499	(4,642)
Change in non-admitted assets	4,263	22,426	(28,208)
Change in asset valuation reserve	(37,815)	(59,402)	19,726
Change in valuation basis (Note 1)	5,820	—	—
Change in unrecognized actuarial losses on pension, net of tax	(124)	(1,361)	2,563
Deferred reinsurance gain, net of tax (Note 14)	—	36,560	—
Amortization of reinsurance gain, net of tax (Note 14)	(3,643)	(911)	—
Net Change in Capital and Surplus	57,432	182,628	(44,957)

Capital and Surplus at the Beginning of the Year	1,693,254	1,510,626	1,555,583
Capital and Surplus at the End of Year	$1,750,686	$1,693,254	$1,510,626

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2020	2019	2018
OPERATING ACTIVITIES
Premium collected net of reinsurance	$3,148,430	$3,125,452	$2,742,645
Net investment income received	580,409	542,945	533,934
Miscellaneous income	131,821	131,482	143,823
Benefits paid to policyholders	(2,964,134)	(2,741,955)	(2,446,301)
Net transfers from separate accounts	595,005	257,382	133,442
Commissions, expenses and taxes paid	(720,314)	(668,654)	(672,905)
Dividends paid to policyholders	(32,143)	(35,504)	(34,909)
Federal income taxes paid	(41,390)	(4,247)	(22,776)
Net Cash from Operating Activities	697,684	606,901	376,953

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,754,890	1,634,808	1,826,279
Cost of investments acquired	(2,475,802)	(2,133,732)	(2,220,003)
Net change in loans on insurance contracts	17,266	(3,412)	(13,880)
Net Cash from Investing Activities	(703,646)	(502,336)	(407,604)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	24,982	13,482	(772)
Other miscellaneous, net	57,797	6,177	(2,719)
Net Cash from Financing and Miscellaneous Activities	82,779	19,659	(3,491)

Net Change in Cash, Cash Equivalents and Short-Term Investments	76,817	124,224	(34,142)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	294,022	169,798	203,940

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$370,839	$294,022	$169,798

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$—	$600	$542
Recognized commitments for low income housing investments (Note 3)	20,000	—	20,000
Exchanges of bonds and stocks	29,671	84,538	60,310
Bonds converted to stocks	516	—	666
Acquisition of stock from alternative partnerships	828	251	209
Transfer between bonds and short-term investments	—	997	9,382
Affiliated common stock converted to an affiliated LLC (Note 1)	30,052	—	—
Distribution of electronic data processing equipment and software
from an affiliated LLC (Note 5)	288	—	—
Impairment of internally developed software costs (Note 1)	—	1,801	5,029
Impairment of other admitted asset (Note 1)	1,690	—	—
Initial commissions and expense allowances ceded due to combination
coinsurance/quota share funds withheld reinsurance agreement (Note 14)	—	4,211	—

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2020, 2019 and 2018
(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary; Ameritas Investment Company, LLC (AIC), a broker dealer; Calvert Investments, Inc. (Calvert), a former provider of investment and administrative services (prior to March 31, 2020); and Griffin Realty LLC (Griffin), a company that owns real estate. Effective January 1, 2020, AIC converted from a corporation to a single member limited liability company, and the Company formed two single member limited liability companies, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), an investment advisor to house AIC insurance agency licenses and registered investment advisory activity, respectively. Effective March 31, 2020, Calvert was liquidated with net assets distributed to the Company. Effective April 30, 2020, the Company acquired Select Benefits Group, LLC dba Dental Select (Dental Select), a third-party administrator (TPA) for dental and vision insurance plans.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI). Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (COVID-19) has resulted in extreme stress and disruption in the economy and financial markets, and has impacted, and may continue to impact, our results of operations, financial condition and cash flows. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. The risks may have manifested, and may continue to manifest, in our financial statements in the areas of, among others, i) investments: increased risk of loss on our investments due to default or deterioration in credit quality or value; and ii) insurance liabilities and related balances: potential changes to assumptions regarding investment returns, mortality, morbidity and policyholder behavior which are reflected in our insurance liabilities and certain related balances. The Company cannot predict what impact the COVID-19 pandemic will ultimately have on the economy, markets or our business.

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Investments
Under NAIC SAP, investments in bonds and SVO identified investments are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of 6 by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, equity securities are carried at fair value with changes in unrealized gains and losses recognized in income as of January 1, 2019. Prior to 2019, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at fair value with changes in unrealized gains and losses recognized in income as of January 1, 2019. Prior to 2019, investments in preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (AVR) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred. Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the interest maintenance reserve (IMR) in the accompanying Balance Sheets – Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold. Under NAIC SAP, prepayment penalties and acceleration fees, as it relates to callable debt features, are reported in investment income as the difference between the total proceeds received less investment par value. The capital gains and losses, upon disposal, is the difference between book adjusted carrying value (BACV) and par value. Under GAAP, prepayment penalties, acceleration fees, and capital gains and losses, upon disposal, are all reported in investment income as the difference between the total proceeds received less BACV.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Deferred Policy Acquisition Costs and Intangible Assets
Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Under NAIC SAP, identifiable intangible assets are not recorded. Under GAAP, identifiable intangible assets primarily consist of the amortized value of customer relationships acquired (VOCRA) and other intangible assets. VOCRA is amortized in relation to customer persistency.

Unearned Revenue
Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

Non-admitted Assets
Under NAIC SAP, certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Universal Life and Annuity Policies
Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies
Under NAIC SAP, certain policy reserves continue to be calculated based on a formulaic approach with mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Effective January 1, 2020, it is mandatory by all states to hold reserves calculated under a principle-based approach for certain life business policies sold in 2020 and later. The principle-based reserving (PBR) allows for a combination of company specific assumptions with prescribed rule-based requirements prescribed or permitted by state statutes. NAIC SAP policy reserves generally differ from policy reserves under GAAP because the underlying assumptions are relatively conservative, while GAAP assumptions are based on the Company’s best estimates of mortality, interest and withdrawals with some provisions for adverse deviation.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Policyholder Dividends
Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance
Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, i.e., limits or diminishes the transfer of risk by the ceding company to the reinsurer, the agreement shall be accounted for as deposit accounting. In addition, any contractual feature that delays timely reimbursement violates the conditions of reinsurance accounting. Under NAIC SAP, a reinsurance treaty covering contracts that does transfer all of the significant risk inherent in the business being reinsured (e.g., lapse, credit quality, reinvestment or disintermediation risk) qualifies for reinsurance accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and, therefore, be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk, specifically mortality or morbidity risk. Even if mortality and morbidity risk is present in the contract, to qualify for transfer of risk under GAAP, there must also be a reasonable possibility that the reinsurer may realize significant loss from assuming the mortality or morbidity risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. Under GAAP, a business combination occurs when an entity obtains control of acquired activities and assets which meet the definition of a business. In a transaction qualifying as a business combination under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition. Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. The tax effect of the initial gain in surplus on reinsurance of in-force blocks is reported as commission expense allowance on reinsurance ceded. In subsequent years, the tax effect of the gain is amortized as profits emerge on the reinsured block. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral otherwise non-deferred amounts are netted against expenses. Under GAAP, no such amounts are recorded on reinsurance of in-force blocks of business.

Employee Benefits
Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus. The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Actuarial gains and losses are recognized immediately as general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis as a component of net periodic benefit cost in the period incurred outside of the 10% corridor under the minimum method for amortization. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, prior service costs are recorded as a component of other comprehensive income, net of tax. Actuarial and plan asset gains and losses are immediately recognized as a component of net periodic benefit costs in the period incurred outside of a 10% corridor.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Federal Income Taxes
NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

    Surplus Notes
Surplus notes are reported as surplus under NAIC SAP, and would be reported as a liability under GAAP. Under NAIC SAP, interest cannot be accrued until written approval has been received from the Department. Under GAAP, interest would be accrued when incurred.

Cash, Cash Equivalents and Short-Term Investments
Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income
Comprehensive income and its components are not presented under NAIC SAP.

Goodwill
Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. Prior to 2020, Calvert was accounted for under the equity method. Calvert did not have a GAAP audit performed, so the Company non-admitted this asset prior to 2020. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $87,265 and $134,656 at December 31, 2020 and 2019, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $462, $480, $498, $518 and $11,388 during the years ended December 31, 2021, 2022, 2023, 2024 and 2025, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2020 and 2019, the amount of borrowing over the carrying value of real estate property was $3,662 and $3,280, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity when purchased of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2020	2019
AIC	$13,120	$—
Griffin [1]	1,269	1,265
VCA [1]	227	—
AAS [1]	47	—
Dental Select	87,443	—
Total	$102,106	$1,265
1 Griffin, VCA and AAS did not have GAAP audits performed, so the Company non-admits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $691, $0 and $1,102 were recorded as realized losses during 2020, 2019 and 2018, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The notional amount of the futures contracts at December 31, 2020 and 2019 was $(101,040) and $(162,252), respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2020 and 2019 was $24,991 and $18,923, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The Company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2020 and 2019 was $244,000 and $270,000, respectively.

The Company is required to post collateral to the brokering bank for interest rate swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2020 and 2019 was $27,997 and $24,839, respectively.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 23, 2022. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 1, 2021. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2020 and 2019. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2020 and 2019 was $2,000 and $1,989, respectively.

Starting in 2020, the Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (MNAs) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2020, the Company had no collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the carrying value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

The credit exposure is limited to the fair value of the options and foreign currency swaps as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2020	2019	2020	2019
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	Other investments	$1,321,017	$1,228,402	$167,601	$116,092
OTC index call option contracts written	Other investments	(708,459)	(823,562)	(106,748)	(54,259)
Exchange traded index call option contracts owned	Other investments	1,120,517	770,931	256,300	103,906
Total asset derivatives		$1,733,075	$1,175,771	$317,153	$165,739

The fair value of the related derivative liabilities are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2020	2019	2020	2019
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	Other liabilities	$1,116,051	$767,016	$205,572	$69,433
Foreign currency swaps - gross liability	Other liabilities	17,515	—	310	—
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - gross liability	Other liabilities	4,473	—	241	—
Total liability derivatives		$1,138,039	$767,016	$206,123	$69,433

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures, interest rate swaps and foreign currency swaps are as follows:

	Summary of Operations and Changes in Capital and Surplus - Statutory Basis Location	Amount Recognized
		2020	2019	2018
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	Net investment income	$6,522	$3,679	$13,675
Exchange traded index call option contracts - closed	Net investment income	13,543	5,455	11,974
Equity put option contracts - closed	Net investment income	(15)	(338)	(84)
Futures contracts - closed	Net investment income	(25,598)	(29,900)	5,894
Interest rate swap contracts - closed	Net investment income	38,844	23,920	(14,716)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - open	Net investment income	(2)	—	—
Total recognized in net investment income		$33,294	$2,816	$16,743
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	Change in unrealized gains (losses)	$(3,929)	$45,017	$(34,773)
Exchange traded index call option contracts - open	Change in unrealized gains (losses)	6,674	24,065	(21,425)
Equity put option contracts - open	Change in unrealized gains (losses)	—	137	(137)
Futures contracts - open	Change in unrealized gains (losses)	(1,785)	(4,655)	3,900
Interest rate swap contracts - open	Change in unrealized gains (losses)	(1,262)	(12,319)	5,823
Foreign currency swaps - open	Change in unrealized gains (losses)	(310)	—	—
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - open	Change in unrealized gains (losses)	(241)	—	—
Total recognized in change in unrealized gains (losses)		$(302)	$52,245	$(46,612)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $0, $561, $0 at December 31, 2020, 2019 and 2018, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, prepaid expenses, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $133,978 and $138,241 at December 31, 2020 and 2019, respectively.

Furniture and Equipment
Electronic data processing (EDP) equipment at cost of $20,720 and $18,968 and operating software at cost of $1,302 and $1,302 are carried at cost less accumulated depreciation at December 31, 2020 and 2019, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus, however the Company was not required to impose this limitation. The admitted portion at cost, net of accumulated depreciation of $19,608 and $18,348 was $2,414 and $1,922, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2020 and 2019. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated. During 2020, 2019 and 2018, the Company impaired assets of $1,690, $1,801 and $5,029, respectively, which reduced miscellaneous income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The 2020 impairment related to the corporate aircraft, while the 2019 and 2018 impairments related to internally developed software costs.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years.

Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years.

Depreciation expense on depreciable assets of $5,521, $7,610 and $7,730 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2020, 2019 and 2018, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Prior to 2020, the per $100 of monthly benefit factors were generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. Beginning in 2020 issued and incurred claims were generated on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $9,053,497 or 9.8% and $8,511,330 or 9.9% of the individual life policies in force as of December 31, 2020 and 2019, respectively. Dividends to policyholders also include reinsurance assumed business.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $8,861, $8,581 and $10,908 for 2020, 2019 and 2018, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2020 and 2019.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the Company's consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company’s products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Statement of Statutory Accounting Principles No. 108 - "Derivatives Hedging Variable Annuity Guarantees" (SSAP No. 108)
In November 2018, the NAIC issued SSAP No. 108 which prescribed guidance for derivatives that hedge interest rate risk of variable annuity guarantees. SSAP No. 108 was effective as of January 1, 2020 with a prospective approach. Early adoption was permitted as of January 1, 2019. The Company did not elect to early adopt and there was no impact in 2020 to the Company with the adoption of this guidance.

Statement of Statutory Accounting Principles No. 22 - "Leases" (SSAP No. 22R)
In August 2019, the NAIC issued SSAP No. 22R which incorporated guidance issued in 2016 by the Financial Accounting Standards Board (FASB) but rejected the guidance issued by FASB for statutory accounting with retention of the operating lease concept. SSAP No. 22R was effective as of January 1, 2020, with early adoption permitted. The Company did not elect to early adopt and there was no impact in 2020 to the Company with the adoption of this guidance.

Statement of Statutory Accounting Principles No. 32 - "Preferred Stock" (SSAP No. 32R)
In July 2020, the NAIC issued SSAP No. 32R which incorporates revisions to the definitions, measurement guidance and impairment guidance for preferred stock pursuant to the investment classification project. SSAP No. 32R is effective as of January 1, 2021, with early adoption permitted. The Company has not elected to early adopt and is currently evaluating the impact of this guidance on its financial position and results of operations.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Statement of Statutory Accounting Principles No. 106 - "Affordable Care Act Section 9010 Assessment" (SSAP No. 106)
In July 2020, the NAIC superseded SSAP No. 106 and nullified INT 18-02: Affordable Care Act (ACA) Section 9010 Assessment Moratoriums due to the repeal of the Section 9010 assessment by H.R. 1685 (Public Law No. 116-94). This action is effective as of January 1, 2021.

Change in Valuation Basis
The Company reported a change in valuation basis, which impacts variable annuity reserves for contracts written from 1981 to 2019 under the revisions to the Commissioners Annuity Reserve Valuation Method (CARVM) adopted in Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities (VM-21). The Company elected not to phase-in the change in reserve valuation basis and recognized the full amount in unassigned funds of $5,820 for the year ended December 31, 2020.

Accounting Changes
Interpretation No. 20-03, Troubled Debt Restructuring Due to COVID-19, which clarifies that a modification of mortgage loan or bank loan terms in response to COVID-19 shall follow the provisions detailed in the April 7, 2020 “Interagency Statement on Loan Modifications and reporting for Financial Institutions Working with Customers Affected by the Coronavirus” and the CARES Act in determining whether a modification shall be reported as a troubled debt restructuring within SSAP No. 36, Troubled Debt Restructuring (SSAP 36). This guidance is only applicable for the period beginning on March 1, 2020 and ending on the earlier of December 31, 2020, or the date that is 60 days after the date on which the national emergency concerning COVID-19 terminates. The Company has elected the option under this guidance not to account for or report qualifying concessions as troubled debt restructurings and does not classify such mortgage loans as either past due or nonaccrual during the payment deferral period. For some residential mortgage loan borrowers, the Company granted concessions which were primarily three to six month interest and principal payment deferrals. Deferred residential mortgage loan interest and principal payments were $226 at December 31, 2020. For some commercial mortgage loan borrowers (principally in the retail and hotel sectors), the Company granted concessions which were primarily principal payment deferrals generally ranging from three to six months and, to a much lesser extent, up to 24 months. Deferred commercial mortgage loan interest and principal payments were $3,018 at December 31, 2020.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Purchase Method
Effective April 30, 2020, the Company acquired 100% of Select Benefits Group, Inc. dba Dental Select, a Utah third party administrator of dental and vision insurance products. In a concurrent transaction, Select Benefits Group, Inc. was converted to a limited liability company.
The transaction was accounted for as a statutory purchase and reflects the following:

2020
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Admitted goodwill as a % of SCA's BACV, gross of admitted goodwill
Select Benefits Group, LLC dba Dental Select	April 30, 2020	$92,609	$88,292	$82,406	$5,886	94.24%

Statutory Merger
Effective March 31, 2020, Calvert Investments, Inc., a wholly owned subsidiary, was dissolved per the statutory merger method with its net assets of $13,023 distributed to the Company. The Company recognized a realized gain of $2,994 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis as a result of this transaction. No additional shares of the Company were issued.

NOTE 3 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$115,594	$10,701	$—	$126,295
All other governments	2,168	354	—	2,522
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	265,949	23,558	(2)	289,505
Hybrid securities	10,008	2,257	(1,117)	11,148
Industrial and miscellaneous (unaffiliated)	9,244,705	1,081,266	(31,958)	10,294,013
Total bonds	$9,638,424	$1,118,136	$(33,077)	$10,723,483

December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$156,326	$7,853	$(15)	$164,164
All other governments	2,221	208	—	2,429
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	312,903	14,945	(260)	327,588
Hybrid securities	9,891	3,049	(823)	12,117
Industrial and miscellaneous (unaffiliated)	8,626,225	582,312	(18,433)	9,190,104
Total bonds	$9,107,566	$608,367	$(19,531)	$9,696,402

At December 31, 2020 and 2019, the amortized cost of bonds was increased by $230 and reduced by $32, respectively, of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $9,638,654 and $9,107,534, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2020 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$320,184	$326,200
Due after one year through five years	1,938,376	2,089,756
Due after five years through ten years	2,329,409	2,572,327
Due after ten years	4,891,677	5,558,915
Bonds with multiple repayment dates	158,778	176,285
Total bonds	$9,638,424	$10,723,483

Proceeds from the sales of bonds were $466,268, $443,120, and $639,981 for the years ended December 31, 2020, 2019 and 2018, respectively.

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2020	2019	2018
Bonds:
Gross realized capital gains on sales	$21,299	$5,693	$5,062
Gross realized capital losses on sales	(7,164)	(5,945)	(5,317)
Net realized capital gains (losses) on sales	14,135	(252)	(255)
Other, including impairments and net gain on dispositions other than sales	(4,018)	(2,116)	(1,579)
Total bonds	10,117	(2,368)	(1,834)
Preferred stocks	(6)	156	—
Common stocks	15,400	21,698	33,538
Mortgage loans	93	246	(1,102)
Real estate	(1)	592	555
Other investments	12,463	15,898	2,021
Realized capital gains before federal income taxes and transfer to IMR	38,066	36,222	33,178
Realized capital gains transferred to IMR	18,132	3,819	2,047
Federal income tax expense	3,557	10,999	12,667
Net realized capital gains	$16,377	$21,404	$18,464

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $807,377 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $16,662 in stock was owned at December 31, 2020 and 2019. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit at any time during 2020 and 2019.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2020	2019
Membership stock - class A	$325	$324
Membership stock - class B	14,961	15,782
Excess stock	1,376	556
Aggregate total	$16,662	$16,662
Actual or estimated borrowing capacity as determined by the insurer	$807,377	$753,093

As of December 31, 2020 and 2019, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

As of December 31, 2020 and 2019, the Company had issued $500,000 of funding agreements with the FHLB. There is $1,087,735 and $992,902 of bonds and mortgage loans pledged as collateral at December 31, 2020 and 2019, respectively, as a result of these agreements. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $500,158 and $500,865 on the Balance Sheets – Statutory Basis as of December 31, 2020 and 2019, respectively.

NOTE 3 - INVESTMENTS, (continued)

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2020	2019
Fair value	$1,185,086	$1,039,302
Carrying value	$1,087,735	$992,902
Aggregate total borrowing - funding agreements	$500,000	$500,000

The maximum amount of collateral pledged to the FHLB during December 31 is as follows:

	General Account
	2020	2019
Fair value	$1,185,086	$1,052,994
Carrying value	$1,087,735	$999,254
Amount borrowed at time of maximum collateral - funding agreements	$500,000	$500,000

The Company does not have any prepayment obligations related to the funding agreements.

Restricted Assets
A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2020
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$16,662	$16,662	$—	$—	$16,662	0.065%	0.065%
Bonds on deposit with states	133,105	132,873	232	—	133,105	0.515%	0.518%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,087,735	992,902	94,833	—	1,087,735	4.211%	4.233%
Pledged as collateral not
captured in other categories:
Derivatives	54,988	45,751	9,237	—	54,988	0.213%	0.214%
Other restricted assets:
Policy Loans reinsurance
assumed	125,736	137,280	(11,544)	—	125,736	0.487%	0.489%
Bonds and short-term
investments from
reinsurance assumed	1,116,592	1,136,548	(19,956)	—	1,116,592	4.323%	4.345%
Total restricted assets	$2,534,818	$2,462,016	$72,802	$—	$2,534,818	9.814%	9.864%

NOTE 3 - INVESTMENTS, (continued)

December 31, 2019
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$16,662	$17,579	$(917)	$—	$16,662	0.069%	0.069%
Bonds on deposit with states	132,873	132,618	255	—	132,873	0.549%	0.552%
Pledged collateral to FHLB
(including assets backing
funding agreements)	992,902	928,577	64,325	—	992,902	4.104%	4.127%
Pledged as collateral not
captured in other categories:
Derivatives	45,751	26,775	18,976	—	45,751	0.189%	0.190%
Other restricted assets:
Policy Loans reinsurance
assumed	137,280	148,778	(11,498)	—	137,280	0.567%	0.571%
Bonds and short-term
investments from
reinsurance assumed	1,136,548	1,167,693	(31,145)	—	1,136,548	4.697%	4.724%
Total restricted assets	$2,462,016	$2,422,020	$39,996	$—	$2,462,016	10.175%	10.233%

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$—	$—	$—	$—	$—	$—
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	28,295	(1)	16	(1)	28,311	(2)
Hybrid securities	—	—	5,990	(1,117)	5,990	(1,117)
Industrial and miscellaneous (unaffiliated)	4,189,584	(18,243)	449,305	(13,715)	4,638,889	(31,958)
Total bonds	4,217,879	(18,244)	455,311	(14,833)	4,673,190	(33,077)
Preferred stocks	—	—	5,771	(535)	5,771	(535)
Common stocks	121,643	(1,074)	10,097	(349)	131,740	(1,423)
Total	$4,339,522	$(19,318)	$471,179	$(15,717)	$4,810,701	$(35,035)

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$8,456	$(15)	$—	$—	$8,456	$(15)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	31,015	(259)	18	(1)	31,033	(260)
Hybrid securities	—	—	4,315	(823)	4,315	(823)
Industrial and miscellaneous (unaffiliated)	558,437	(5,366)	327,100	(13,067)	885,537	(18,433)
Total bonds	597,908	(5,640)	331,433	(13,891)	929,341	(19,531)
Preferred stocks	1,344	(23)	3,585	(574)	4,929	(597)
Common stocks	13,404	(699)	5,445	(467)	18,849	(1,166)
Total	$612,656	$(6,362)	$340,463	$(14,932)	$953,119	$(21,294)

The unrealized losses related to bonds in 2020 and 2019 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2020, 2019 and 2018.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2020, 2019 and 2018.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2020 and 2019, bonds at book/adjusted carrying value totaling $516,962 and $397,446, respectively, (5.3% and 4.4%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2020, 2019 and 2018, the Company recorded realized losses for other-than-temporary impairments on bonds of $6,584, $3,798 and $4,081, respectively.

The Company did not recognize any other-than-temporary impairments on loan-backed and structured security investments in 2020.

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2020
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$372,165	$357,523	$(14,642)	$285,971	$274,935	$(11,036)

NOTE 3 - INVESTMENTS, (continued)

December 31, 2019
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$445,888	$442,855	$(3,033)	$239,381	$231,896	$(7,485)

Mortgage Loans and Real Estate
For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2020	2019
DSCR distribution
Below 1.0	$38,706	$65,891
1.0 - 1.2	170,232	174,352
1.2 - 1.8	975,980	1,031,190
Greater than 1.8	793,858	651,647
Total	$1,978,776	$1,923,080

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2020	2019
Loan to value
Below 60%	$23,089	$26,466
60-75%	382	9,065
Above 75%	2,357	299
Total	$25,828	$35,830

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2020
	Residential First Mortgages	Second Trusts	Total
Performing	$84,743	$2,382	$87,125
Non-performing	2,629	92	2,721
Total	$87,372	$2,474	$89,846

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2019
	Residential First Mortgages	Second Trusts	Total
Performing	$109,472	$3,769	$113,241
Non-performing	2,786	407	3,193
Total	$112,258	$4,176	$116,434

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2020
	Residential	Commercial	Total
Recorded investment (all)
Current	$84,685	$2,004,604	$2,089,289
30-59 days past due	1,960	—	1,960
60-89 days past due	480	—	480
90-179 days past due	564	—	564
180+ days past due	2,157	—	2,157
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	22,092	1,584,297	1,606,389

	December 31, 2019
	Residential	Commercial	Total
Recorded investment (all)
Current	$109,996	$1,952,361	$2,062,357
30-59 days past due	1,910	—	1,910
60-89 days past due	1,335	1,803	3,138
90-179 days past due	623	—	623
180+ days past due	2,570	4,746	7,316
Accruing Interest 180+ Days Past Due
Recorded investment	—	4,746	4,746
Interest accrued	—	561	561
Participant or co-lender in a mortgage loan agreement
Recorded investment	23,705	1,464,978	1,488,683

At December 31, 2020, the average size of an individual commercial mortgage loan was $2,213. The average size of an individual residential mortgage loan was $231, excluding a loan held as a participant or co-lender in a mortgage agreement, as shown in the table above. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $17,001 and $18,433 at December 31, 2020 and 2019, respectively. As of December 31, 2020, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.00% and 3.19% for commercial mortgage loans and 9.63% and 2.00% for residential mortgage loans.

NOTE 3 - INVESTMENTS, (continued)

In 2020 and 2019, the Company issued 92 and 104, respectively, new commercial mortgage loans at the maximum and minimum rates of interest of 6.50% and 6.50%, respectively, and 3.20% and 3.75%, respectively, totaling $256,815 and $342,509, respectively. The Company did not acquire any new residential mortgage loans in 2020 and 2019.

At December 31, 2020 and 2019, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2020, 2019 and 2018. Impairments for residential mortgage loans were $2, $51 and $277 during 2020, 2019 and 2018, respectively.

The Company had no investment in impaired loans with credit losses as of December 31, 2020 and 2019. The investment in impaired loans without credit losses are as follows:

	December 31, 2020
	Residential	Commercial	Total
No allowance for credit losses	$53,633	$—	$53,633

	December 31, 2019
	Residential	Commercial	Total
No allowance for credit losses	$71,968	$2,440	$74,408

A summary of information pertaining to impaired loans is as follows:

	December 31, 2020
	Residential	Commercial	Total
Average recorded investment	$64,336	$—	$64,336
Interest income recognized	2,645	144	2,789
Recorded investments on nonaccrual status	2,721	—	2,721
Amount of interest income recognized using the cash basis method
of accounting	2,654	—	2,654

	December 31, 2019
	Residential	Commercial	Total
Average recorded investment	$78,938	$2,489	$81,427
Interest income recognized	3,880	163	4,043
Recorded investments on nonaccrual status	3,193	—	3,193
Amount of interest income recognized using the cash basis method
of accounting	3,884	163	4,047

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2020	2019
Aggregate amount of mortgage loans derecognized	$—	$555
Real estate collateral recognized	—	600

NOTE 3 - INVESTMENTS, (continued)

A summary of information pertaining to real estate sales is as follows:

	December 31, 2020
	Residential	Commercial	Total
Number of sales	—	1	1
Loss recognized	$—	$(1)	$(1)

	December 31, 2019
	Residential	Commercial	Total
Number of sales	4	—	4
Gain recognized	$762	$—	$762

The gains (losses) recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

No residential real estate properties were classified as held for sale for the years ended December 31, 2020 and 2019. The commercial real estate properties classified as held for sale have recorded values of $0 and $2,065 for the years ended December 31, 2020 and 2019, respectively.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the year ended December 31, 2020. The real estate impairments for the year ended December 31, 2019 were as follows:

	December 31, 2019
	Residential	Commercial	Total
Number of impairments	2	—	2
Impairment losses recorded	$170	$—	$170

Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

NOTE 3 - INVESTMENTS, (continued)

Troubled Debt Restructuring
A summary of information pertaining to mortgage loans with restructured terms is as follows:

	December 31, 2020
	Residential	Commercial	Total
Number of loans	204	—	204
Carry value	$51,249	$—	$51,249
Interest income	$2,589	$—	$2,589

	December 31, 2019
	Residential	Commercial	Total
Number of loans	251	1	252
Carry value	$68,950	$2,440	$71,390
Interest income	$3,523	$163	$3,686

The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There was one short sale on residential mortgage loans in 2020 and 2019.

Low-Income Housing Tax Credit Investments
The Company has up to 12 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2020 and 2019, the Company recognized $4,533 and $5,479, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $66,272 and $51,427 and in other liabilities was $32,681 and $21,257 for the years ended December 31, 2020 and 2019, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $10,896, $5,521, $9,561, in 2021, 2022 and 2023, respectively, and $6,703 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC during December 31, 2020 and 2019. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2020 and 2019.

Offsetting and Netting of Assets and Liabilities
Call options and foreign currency swaps that qualified for offsetting and netting are as follows:

	December 31, 2020			December 31, 2019
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$167,601	$106,748	$60,853	$116,092	$54,259	$61,833

Liabilities:
Derivatives - call options	$106,748	$106,748	$—	$54,259	$54,259	$—
Derivatives - foreign
currency swaps	551	—	551	—	—	—

NOTE 3 - INVESTMENTS, (continued)

At December 31, 2020 and 2019, the net asset amount of $60,853 and $61,833, respectively, was recorded in other investments and the net liability amount of $551 and $0, respectively, was recorded in other liabilities on the Balance Sheets – Statutory Basis.

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2020	2019	2018
Income:
Bonds	$388,691	$385,443	$371,077
Preferred stocks	484	369	402
Common stocks	5,724	13,060	13,707
Mortgage loans	103,789	103,311	95,347
Real estate[1]	15,209	17,132	17,836
Loans on insurance contracts	28,114	32,546	29,916
Short-term investments	1,680	4,756	2,402
Derivatives	33,294	2,816	16,743
Other investments	36,121	32,445	23,716
Amortization of interest maintenance reserve	8,861	8,581	10,908
Gross investment income	621,967	600,459	582,054
Total investment expenses	47,339	58,954	44,337
Net investment income	$574,628	$541,505	$537,717
1Includes amounts for the occupancy of company-owned property of $8,999, $9,106 and $9,161 in 2020, 2019, and 2018, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2020 and 2019, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 83 and 60, respectively, and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee was $9,756 and $4,518, respectively.

Fair Value Measurements
Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

NOTE 3 - INVESTMENTS, (continued)

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2020
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$1,486	$83	$—	$1,569
Total bonds	—	1,486	83	—	1,569
Common stock
Industrial and miscellaneous (unaffiliated)	373,408	—	—	—	373,408
Total common stocks	373,408	—	—	—	373,408
Other investments	24,207	—	—	—	24,207
Derivative assets
Exchange traded index call options	256,300	—	—	—	256,300
Over the counter index call options	—	60,853	—	—	60,853
Total other investments	280,507	60,853	—	—	341,360
Separate account assets	—	—	—	11,041,001	11,041,001
Total assets at fair value/net asset value	$653,915	$62,339	$83	$11,041,001	$11,757,338

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$205,572	$—	$—	$—	$205,572
Foreign currency swaps	—	551	—	—	551
Total liabilities at fair value	$205,572	$551	$—	$—	$206,123

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2019
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$433	$85	$—	$518
Total bonds	—	433	85	—	518
Common stock
Industrial and miscellaneous (unaffiliated)	321,498	—	—	—	321,498
Total common stocks	321,498	—	—	—	321,498
Other investments	22,328	—	—	—	22,328
Derivative assets
Exchange traded index call options	103,906	—	—	—	103,906
Over the counter index call options	—	61,833	—	—	61,833
Total other investments	126,234	61,833	—	—	188,067
Separate account assets	—	—	—	10,359,432	10,359,432
Total assets at fair value/net asset value	$447,732	$62,266	$85	$10,359,432	$10,869,515

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$69,433	$—	$—	$—	$69,433
Foreign currency swaps	—	—	—	—	—
Total liabilities at fair value	$69,433	$—	$—	$—	$69,433

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities
These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets
The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets
The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2020 and 2019. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets
Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

The following tables summarize changes to our financial instruments for the years ended December 31, 2020 and 2019 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2020	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2020
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$85	$—	$—	$—	$1	$(3)	$83
Total assets	$85	$—	$—	$—	$1	$(3)	$83

	Beginning balance at 1/1/2019	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2019
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$85	$57	$—	$(57)	$—	$—	$85
Total assets	$85	$57	$—	$(57)	$—	$—	$85

Transfers out of Level 3 during 2020 included securities measured at lower of amortized cost or market, reported at amortized cost in 2020 and at fair value in 2019. Transfers into Level 3 during 2019 included securities measured at lower of cost or market, reported at fair value in 2019 and at cost in 2018.

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value:

December 31, 2020
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$83	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.
² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³ Primarily collateralized by home equity.

NOTE 3 - INVESTMENTS, (continued)

December 31, 2019
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$85	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.
² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³ Primarily collateralized by home equity.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2020
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$10,723,483	$9,638,654	$—	$7,467,161	$3,256,322	$—
Preferred stocks	13,160	12,177	—	13,160	—	—
Common stocks	390,070	390,070	373,408	16,662	—	—
Mortgage loans	2,250,727	2,094,450	—	—	2,250,727	—
Cash, cash equivalents and short-term
investments	370,839	370,839	370,839	—	—	—
Loans on insurance contracts	687,007	539,975	—	—	687,007	—
Other investments	501,978	485,923	283,477	140,563	77,938	—
Investment income due and accrued	113,867	113,867	113,867	—	—	—
Separate account assets	—	11,041,001	—	—	—	11,041,001
Total financial assets	$15,051,131	$24,686,956	$1,141,591	$7,637,546	$6,271,994	$11,041,001

Liabilities:
Deposit-type funds	$1,001,005	$1,000,269	$—	$—	$1,001,005	$—
Borrowings	3,865	3,733	—	—	3,865	—
Derivative liabilities	206,123	206,123	205,572	551	—	—
Separate account liabilities	—	11,041,001	—	—	—	11,041,001
Total financial liabilities	$1,210,993	$12,251,126	$205,572	$551	$1,004,870	$11,041,001

NOTE 3 - INVESTMENTS, (continued)

December 31, 2019
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$9,696,402	$9,107,534	$—	$6,694,026	$3,002,376	$—
Preferred stocks	5,760	6,355	—	5,760	—	—
Common stocks	338,160	338,160	321,498	16,662	—	—
Mortgage loans	2,171,252	2,075,344	—	—	2,171,252	—
Cash, cash equivalents and short-term
investments	294,022	294,022	294,022	—	—	—
Loans on insurance contracts	666,163	559,341	—	—	666,163	—
Other investments	330,551	320,895	131,984	136,463	62,104	—
Investment income due and accrued	115,719	115,719	115,719	—	—	—
Separate account assets	—	10,359,432	—	—	—	10,359,432
Total financial assets	$13,618,029	$23,176,802	$863,223	$6,852,911	$5,901,895	$10,359,432

Liabilities:
Deposit-type funds	$975,019	$975,288	$—	$—	$975,019	$—
Borrowings	3,375	3,353	—	—	3,375	—
Derivative liabilities	69,433	69,433	69,433	—	—	—
Separate account liabilities	—	10,359,432	—	—	—	10,359,432
Total financial liabilities	$1,047,827	$11,407,506	$69,433	$—	$978,394	$10,359,432

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

NOTE 3 - INVESTMENTS, (continued)

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

NOTE 4 - INCOME TAXES, (continued)

The components of the net deferred tax asset/(liability) as of December 31, 2020 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$234,307	$3,851	$238,158
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	234,307	3,851	238,158
Deferred tax assets non-admitted	64,592	—	64,592
Subtotal net admitted deferred tax assets	169,715	3,851	173,566
Deferred tax liabilities	44,613	46,341	90,954
Net admitted deferred tax assets/(net deferred tax liability)	$125,102	$(42,490)	$82,612

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2020 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$82,612	$—	$82,612
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$82,612	$—	$82,612
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$249,849
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$87,103	$3,851	$90,954
Deferred tax assets admitted as the result of application
of NAIC SAP	$169,715	$3,851	$173,566

The components of the net deferred tax asset/(liability) as of December 31, 2019 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$212,086	$4,943	$217,029
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	212,086	4,943	217,029
Deferred tax assets non-admitted	60,967	—	60,967
Subtotal net admitted deferred tax assets	151,119	4,943	156,062
Deferred tax liabilities	48,530	35,890	84,420
Net admitted deferred tax assets/(net deferred tax liability)	$102,589	$(30,947)	$71,642

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2019 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$71,642	$—	$71,642
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$71,642	$—	$71,642
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$242,954
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$79,477	$4,943	$84,420
Deferred tax assets admitted as the result of application
of NAIC SAP	$151,119	$4,943	$156,062

The changes in the components of the net deferred tax asset/(liability) from December 31, 2019 to December 31, 2020 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$22,221	$(1,092)	$21,129
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	22,221	(1,092)	21,129
Deferred tax assets non-admitted	3,625	—	3,625
Subtotal net admitted deferred tax assets	18,596	(1,092)	17,504
Deferred tax liabilities	(3,917)	10,451	6,534
Net admitted deferred tax assets/(net deferred tax liability)	$22,513	$(11,543)	$10,970

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$10,970	$—	$10,970
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$10,970	$—	$10,970
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$6,895
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$7,626	$(1,092)	$6,534
Deferred tax assets admitted as the result of application
of NAIC SAP	$18,596	$(1,092)	$17,504

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

NOTE 4 - INCOME TAXES, (continued)

The Company used the following amounts in determining the DTA admissibility:

	2020	2019
Ratio percentage used to determine recovery period and
threshold limitation above	1,030%	1,086%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,665,660	$1,619,690

There were no tax planning strategies utilized as of December 31, 2020 or 2019.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2020	2019	2018
Federal	$19,600	$31,941	$(16,398)
Federal income tax on net capital gains	7,365	11,801	13,097
Federal income tax incurred/(recovered)	$26,965	$43,742	$(3,301)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2020	2019	2018	from 2019	from 2018
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$167	$136	$132	$31	$4
Unearned premium reserve	430	389	397	41	(8)
Policyholder reserves	89,735	80,590	75,879	9,145	4,711
Investments	7,521	57	289	7,464	(232)
Deferred acquisition costs	70,032	67,107	65,041	2,925	2,066
Policyholder dividends accrual	1,548	1,806	1,943	(258)	(137)
Fixed assets	5	85	73	(80)	12
Compensation and benefits accrual	29,239	27,200	24,673	2,039	2,527
Receivables - non-admitted	14,571	13,549	15,323	1,022	(1,774)
Net operating loss carry-forward	277	294	440	(17)	(146)
Tax credit carry-forward	—	—	35	—	(35)
Coinsurance/modified coinsurance transaction	—	12,219	13,267	(12,219)	(1,048)
Other (including items <5% of total
ordinary tax assets)	20,782	8,654	8,001	12,128	653
Subtotal	234,307	212,086	205,493	22,221	6,593
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted deferred tax assets	64,592	60,967	68,224	3,625	(7,257)
Admitted ordinary deferred tax assets	$169,715	$151,119	$137,269	$18,596	$13,850

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2020	2019	2018	from 2019	from 2018
Capital
Investments	$1,469	$1,486	$1,863	$(17)	$(377)
Real Estate	1,938	2,797	2,682	(859)	115
Other (including items <5% of total
ordinary tax assets)	444	660	845	(216)	(185)
Subtotal	3,851	4,943	5,390	(1,092)	(447)
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted	—	—	—	—	—
Admitted capital deferred tax assets	3,851	4,943	5,390	(1,092)	(447)
Admitted deferred tax assets	$173,566	$156,062	$142,659	$17,504	$13,403

Deferred tax liabilities:
Ordinary
Investments	$3,014	$3,123	$3,277	$(109)	$(154)
Fixed assets	2,925	3,322	4,062	(397)	(740)
Deferred and uncollected premium	17,793	18,001	18,848	(208)	(847)
Policyholder reserves	17,038	20,597	23,804	(3,559)	(3,207)
Unearned commissions	3,699	3,343	2,673	356	670
Other (including items <5% of total
ordinary tax liabilities)	144	144	150	—	(6)
Subtotal	$44,613	$48,530	$52,814	$(3,917)	$(4,284)

Capital
Investments	$46,050	$35,890	$20,610	$10,160	$15,280
Real estate	291	—	—	291	—
Subtotal	$46,341	$35,890	$20,610	$10,451	$15,280

Deferred tax liabilities	$90,954	$84,420	$73,424	$6,534	$10,996

Net deferred tax assets	$82,612	$71,642	$69,235	$10,970	$2,407

The change in the net admitted deferred tax assets was $10,970, $2,407 and $7,792 for the years ended December 31, 2020, 2019 and 2018, respectively. The change in non-admitted deferred tax assets of $3,625, $(7,257) and $7,405 was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2020, 2019 and 2018, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2020	2019	Change
Total gross deferred tax assets	$238,158	$217,029	$21,129
Total deferred tax liabilities	90,954	84,420	6,534
Net deferred tax asset	$147,204	$132,609	14,595
Tax effect of change in unrealized gains and pension liability			3,728
Calvert deferred tax asset from dissolution			(651)
Change in net deferred income tax			$17,672

NOTE 4 - INCOME TAXES, (continued)

	2019	2018	Change
Total gross deferred tax assets	$217,029	$210,883	$6,146
Total deferred tax liabilities	84,420	73,424	10,996
Net deferred tax asset	$132,609	$137,459	(4,850)
Tax effect of change in unrealized gains and pension liability			25,349
Change in net deferred income tax			$20,499

	2018	2017	Change
Total gross deferred tax assets	$210,883	$191,710	$19,173
Total deferred tax liabilities	73,424	69,448	3,976
Net deferred tax asset	$137,459	$122,262	15,197
Tax effect of change in unrealized losses and pension liability			(19,839)
Change in net deferred income tax			$(4,642)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Net gain from operations before income taxes	$67,641	$101,784	$36,394
Net realized capital gains before income taxes	38,066	36,222	33,178
Deferred reinsurance gain (loss), net	(3,643)	35,649	—
Change in reserve on account of change in valuation basis	5,820	—	—
Total pre-tax statutory income	107,884	173,655	69,572
Change in non-admitted assets	(4,868)	8,450	(1,326)
IMR amortization	(8,861)	(8,581)	(10,908)
Affordable Care Act assessment	14,556	—	13,324
Tax-exempt income	(22,785)	(24,932)	(25,501)
Dividends received deduction	—	(5,000)	(6,000)
Subsidiary conversion to single member LLC	(7,014)	—	—
Realized gain on dissolution of subsidiary	(2,994)	—	—
Non-deductible expense	2,691	4,223	4,497
Other	2,368	2,392	3,025
Subtotal	80,977	150,207	46,683
Statutory tax rate	0.21	0.21	0.21
Subtotal	17,005	31,543	9,803
Tax rate differential from provision to return	—	—	(1,849)
Tax credits	(7,712)	(8,300)	(6,613)
Total statutory income taxes	$9,293	$23,243	$1,341

Federal and foreign income tax incurred/(recovered)	$26,965	$43,742	$(3,301)
Change in deferred income tax	(17,672)	(20,499)	4,642
Total statutory income taxes	$9,293	$23,243	$1,341

The Company has no foreign tax credit carryovers to subsequent years.

NOTE 4 - INCOME TAXES, (continued)

At December 31, 2020, the Company has carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net operating loss	$1,319	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $8,905, $14,820, $15,294 for the tax years 2018, 2019, 2020, respectively.

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:
Ameritas Holding Company	Calvert Investments, Inc.
Ameritas Investment Partners, Inc.	Calvert Investment Management, Inc.
Ameritas Life Insurance Corp.
Ameritas Life Insurance Corp. of New York

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

At December 31, 2020 and 2019, the Company no longer recognized a gross alternative minimum tax (AMT) credit as a deferred tax asset. The Company's AMT credit carryforward at December 31 is as follows:

	2020	2019
Beginning balance of AMT credit carryforward	$—	$35
Adjustments	—	35
Ending balance of AMT credit carryforward	—	—
Non-admitted	—	—
Ending balance	$—	$—

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In 2020, 2019 and 2018, the Company received cash dividends of $0, $5,000 and $6,000, respectively, from its wholly owned subsidiary, Calvert, which was recorded in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

In 2020, 2019 and 2018, the Company made capital contributions of $7,550, $0 and $5,750, respectively, to its wholly owned subsidiary, AIC.

In 2020, 2019 and 2018, the Company made capital contributions of $0, $30,000 and $0, respectively, to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

In 2020, 2019 and 2018, the Company received a return of capital of $0, $1,000 and $0, respectively, from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

The Company's variable life and annuity products are distributed through AIC, an affiliated company. Policies placed by this affiliate generated commission and general insurance expense of $24,766, $16,750 and $17,869 for the years ended December 31, 2020, 2019 and 2018, respectively.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2020 and 2019, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2020	2019
Ameritas Holding Company	$(3,563)	$(3,178)
Ameritas Life Insurance Corp. of New York	4,981	3,041
Ameritas Investment Company, LLC	940	860
Ameritas Investment Partners, Inc.	767	832
Griffin Realty, LLC	5	—
Dental Select	1,756	—
Calvert Investments, Inc.	—	1,036
Total	$4,886	$2,591

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $32,957, $31,076 and $33,547 for the years ended December 31, 2020, 2019 and 2018, respectively.

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $16,484, $15,686 and $14,793 for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company was not required to submit a non-insurance subsidiary, controlled and affiliated entities (non-insurance SCA) filing with the NAIC in 2020 related to December 31, 2019.

The Company submitted its non-insurance SCA filing with the NAIC in 2019 related to December 31, 2018 on August 13, 2019, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Non-admitted Amount	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method Resubmission Required Y/N
Ameritas Investment Corp.	100.00%	$15,844	$15,844	$—	S2	August 13, 2019	$15,844	Y	N
Calvert Investments, Inc.	100.00%	19,476	—	19,476	S2	August 13, 2019	—	Y	N
Aggregate total	XXX	$35,320	$15,844	$19,476	XXX	XXX	$15,844	XXX	XXX
* S1 - Sub-1, S2 - Sub 2 or RDF - Resubmission of Disallowed Filing

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2020 and 2019.

The Company did not have any SCAs or investments in joint ventures, partnerships or limited liability companies that exceed 10% of the Company's total admitted assets in which the Company's share of losses exceeded the investment in the SCA or investment in joint venture, partnership or limited liability company as of December 31, 2020 and 2019.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2020	2019	2018
Benefit obligation at beginning of year	$46,603	$44,448	$47,830
Service cost	38	209	398
Interest cost	1,437	1,813	1,634
Actuarial gain (loss)	4,781	3,742	(1,792)
Benefits paid	(4,734)	(3,609)	(3,622)
Business combinations, divestitures, curtailments,
settlements and special termination benefits	1,177	—	—
Benefit obligation at end of year	$49,302	$46,603	$44,448

	Pension Benefits
	2020	2019	2018
Fair value of plan assets at beginning of year	$—	$—	$—
Reporting entity contribution	4,734	3,609	3,622
Benefits paid	(4,734)	(3,609)	(3,622)
Fair value of plan assets at end of year	$—	$—	$—

	Pension Benefits
	2020	2019	2018
Components:
Accrued benefit costs	$44,372	$41,946	$30,686
Liability for pension benefits	4,930	4,657	13,762
Assets and liabilities recognized:
Liabilities recognized	49,302	46,603	44,448
Unrecognized liabilities	4,930	4,657	13,762

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2020	2019	2018
Service cost	$38	$209	$398
Interest cost	1,437	1,813	1,634
Amount of recognized losses	4,625	2,019	1,452
Total net periodic benefit cost	$6,100	$4,041	$3,484

NOTE 6 - EMPLOYEE BENEFITS, (continued)

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2020	2019	2018
Items not yet recognized as a component of net periodic cost - prior year	$4,657	$13,762	$17,006
Net gain (loss) arising during the period	4,781	3,742	(1,792)
Net loss recognized	(4,508)	(2,019)	(1,452)
Cumulative change in amortization method applied[1]	—	(10,828)	—
Items not yet recognized as a component of net
periodic cost - current year	$4,930	$4,657	$13,762
1Effective January 1, 2019, the Company elected to change its method for amortizing the actuarial gains and losses to the minimum corridor method. This changed the unrecognized actuarial gains and losses to recognize all gains and losses outside of the 10% corridor cumulative upon the election date. All amounts remain components of unassigned surplus under either method of amortization.

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2020	2019	2018
Net recognized gains	$4,930	$4,657	$13,762

The weighted-average assumptions are as follows:

	Pension Benefits
	2020	2019	2018
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.14%	4.23%	3.53%
Rate of compensation increase	1.77%	4.47%	4.44%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	2.98%	3.14%	4.23%
Rate of compensation increase	1.79%	1.77%	4.47%

Future expected pension benefit payments are as follows:

Year	Amount
2021	$4,759
2022	$4,667
2023	$4,231
2024	$3,790
2025	$3,680
2026-2030	$16,733

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

	December 31
	2020	2019
Accumulated benefit obligation	$49,287	$46,582

Projected benefit obligation (PBO)	$49,302	$46,603
Funded status (PBO - Plan assets)	$49,302	$46,603

Unrecognized items:
Unrecognized losses, net of tax	$3,895	$3,679
Total unrecognized items, net of tax	$3,895	$3,679

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. The Company recognized expenses equal to its proportionate share of Plan funding for the years ended December 31, 2020, 2019 and 2018 totaling $0, $0 and $19,789, respectively.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2020, 2019 and 2018.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $14,717, $12,791 and $12,019 in 2020, 2019 and 2018, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC. The Company will be allocated these costs based primarily on employee counts for its participation in two Voluntary Employee’s Beneficiary Associations (VEBAs) for the postretirement medical and life insurance benefits.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $174,819 in dividends in 2021, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2020, 2019 and 2018.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2020	2019	2018
Unrealized capital gains (losses), net of taxes	$23,160	$16,327	$(57,234)
Non-admitted asset values	(133,978)	(138,241)	(160,667)
Asset valuation reserve	(251,837)	(214,022)	(154,620)

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2020, 2019 and 2018 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,949 and $49,941 at December 31, 2020 and 2019, respectively, (face value of $50,000 less unamortized discount of $51 and $59 in 2020 and 2019, respectively) was recorded in capital and surplus on the Balance Sheets – Statutory Basis. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2020 is $98,366. There has been not been any principal paid during the life of the Notes as of December 31, 2020. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash of $50,000 was received upon issuance and was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2020 and 2019, respectively, the Company had outstanding agreements to fund mortgages totaling $114,711 and $108,087. In addition at December 31, 2020 and 2019, respectively, the Company has committed to invest $272,249 and $278,357 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2020 and 2019, the Company had FHLB lines of credit available up to $307,377 and $253,093, respectively, if an immediate liquidity need would arise. The Company had no outstanding balance as of December 31, 2020 and 2019 related to these lines of credit.

Affordable Care Act (ACA) Assessments
H.R. 1685 (Public Law No. 116-94), signed into law on December 20, 2019, repealed the Health Insurance Providers fee for calendar years beginning after December 31, 2020. H.R. 195 (Public Law No. 115-120) was signed into law on January 22, 2018 and imposes a moratorium on the Health Insurance Providers fee for 2019 by amending the effective date of the Affordable Care Act (ACA) Section 9010(j).

The annual fee under ACA is allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. Prior to 2020, a health insurance entity's portion of the annual fee became payable once the entity provided health insurance for any U.S. health risk for each calendar year beginning on or after January 1, of the year the fee is due.

Reporting the ACA assessment as of December 31, 2020 and 2019 would not have triggered a RBC action level.

	2020	2019
ACA fee assessment payable for the upcoming year	$—	$14,715
ACA fee assessment paid	14,556	—
Premium written subject to ACA 9010 assessment	—	796,674
Total Adjusted Capital before surplus adjustment	2,048,611	1,927,692
Total Adjusted Capital after surplus adjustment	2,048,611	1,912,977
Authorized Control Level	190,909	170,875

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Guaranty Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2020, 2019 and 2018 the charge to operations related to these assessments was not significant. The estimated liability for future guaranty fund assessments of $4,034 and $4,408 at December 31, 2020 and 2019, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2020 and 2019, the Company had a related receivable of $3,013 and $3,327, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2020 and 2019 are as follows:

	2020	2019
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$7,316	$8,186
Decreases during the year
Premium tax offset applied	(1,133)	(1,106)
Charge off of estimated premium tax offset	(320)	(207)
	(1,453)	(1,313)
Increases during the year
Assessments paid	457	443
	457	443
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$6,320	$7,316

The liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets as of December 31, 2020 and 2019 are summarized below. The discount rate applied for both years is 3.5%.

	December 31, 2020
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,175	$2,487	$5,112	$1,578

	December 31, 2020
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

	December 31, 2019
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,651	$2,846	$5,476	$1,846

	December 31, 2019
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

Litigation and Regulatory Examination
From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2020 and 2019.

Uncollectibility of Assets
The Company had admitted assets of $11,317 and $14,393 at December 31, 2020 and 2019, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The loss from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the years ended December 31:

	2020	2019	2018
Net reimbursement for administrative expenses (including administrative fees) in excess of actual expenses	$(1,393)	$(2,979)	$(3,785)
Net loss from operations	$(1,393)	$(2,979)	$(3,785)

Total claim payment volume	$152,945	$193,120	$186,092

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS, (continued)

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2020	2019	2018
Gross reimbursement for medical cost incurred	$28,226	$27,605	$26,495
Other income or expenses (including interest paid to or received from plans)	7,462	7,388	2,855
Gross expenses incurred (claims and administrative)	24,297	23,507	23,920
Net gain from operations	$11,391	$11,486	$5,430

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $4,737, $4,396 and $4,581 in 2020, 2019 and 2018, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $621, $585, and $563 in 2020, 2019 and 2018, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2020:

Calendar Year	Amount
2021	$2,448
2022	2,057
2023	1,338
2024	866
2025 and thereafter	1,565
Total	$8,274

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, DXC Technology Company (DXC) for which direct premiums written exceed 5% of total capital and surplus. DXC writes ordinary life and individual annuity business and does not have an exclusive contract. DXC has been granted the authority for claims payment, claims adjustment, reinsurance ceding, binding authority, premium collection and underwriting. The total amount of direct premiums written by DXC was $271,184, $248,018 and $187,308 for the years ended December 31, 2020, 2019 and 2018, respectively. For the years ended December 31, 2020 and 2019, the Company has a third-party administrator, Association Member Benefit Advisors Ltd (AMBA), which wrote group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority, premium collection and underwriting, for which direct premiums exceeded 5% of total capital and surplus. The total amount of direct premiums written by AMBA was $96,425 and $88,252 for the years ended December 31, 2020 and 2019, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $518,344, $491,627 and $421,860 for the years ended December 31, 2020, 2019 and 2018, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit
Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $118,126 and $120,495 and cash of $7,168 and $4,559 at December 31, 2020 and 2019, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2020 and through March 29, 2021, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. The Company has exposure to one reinsurer that is under an order of rehabilitation where a loss is likely for ceded business. The Company recorded an impairment of $16,664 and $0 at December 31, 2020 and 2019, respectively with a charge to the Summary of Operations and Changes in Capital and Surplus - Statutory Basis due to our analysis of collectability. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2020	2019	2018
Assumed[1]	$109,062	$110,358	$101,866
Ceded	(252,021)	(253,164)	(211,135)
Reinsurance premiums, net	$(142,959)	$(142,806)	$(109,269)
¹ Includes modco reinsurance premiums of $0, $7,041 and $8,357 in 2020, 2019 and 2018, respectively.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2020, 2019 and 2018.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Under the agreement, the Company ceded $40,879 of reserves to the third party.  This agreement included an in-force block of business, which was accounted for in accordance with NAIC SAP, and that required any increase in surplus, net of federal income taxes of $4,318, on in-force business issued prior to the effective date of the agreement to be identified separately and included as a direct item to surplus by the ceding company.  As a result of this agreement there was $36,561 recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2019. Amortization of $3,643 and $911, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2020 and 2019, respectively.

NOTE 14 - REINSURANCE, (continued)

The Company entered a coinsurance/modified coinsurance transaction (the Transaction) of a group annuity block with a third party, which was effective on September 1, 2016. The Transaction provided for subsequent Assumption reinsurance when all regulatory and/or contract holder or participant approvals were received by the Company. Approvals were received on contracts in force during 2018 and 2019 whereby the Assumption reinsurance was completed on the block. No further Assumption reinsurance activities are required and the reinsurance agreements are terminated due to completion. Additionally, on November 30, 2018, all New York contracts were recaptured by the third party from the Company and concurrently assumed by the Company’s 100% owned New York domiciled company, Ameritas-NY.

The following is a summary of the impacts for the Assumption reinsurance and recapture as of and for the years ending December 31, 2019 and 2018 :

	2019	2018
Cash, cash equivalents and short-term investments - recapture	$—	$(16,341)
Separate account assets - assumption	107,764	2,177,485
Total Admitted Assets	$107,764	$2,161,144

Reserves for life contracts, accident and health policies - recapture	$—	$(14,588)
Deposit-type funds - recapture	—	(1,753)
Separate account liabilities - assumption	107,764	2,177,485
Total Liabilities	$107,764	$2,161,144

Premium income, net - recapture	$—	$(14,588)
Change in reserves for life, accident and health policies - recapture	—	14,588
Gain (Loss) from Operations before Federal Income Tax Expense (Benefit)	$—	$—

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2020 and 2019, invested assets of $1,129,363 and $1,149,502, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 4.4% and 4.8% of the Company’s admitted assets at December 31, 2020 and 2019, respectively.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2020	2019	2018
Total reserve for unpaid claims at January 1	$284,339	$278,529	$272,472
Less reinsurance assumed	(17,354)	(17,238)	(17,455)
Plus reinsurance ceded	151,501	147,259	137,198
Direct balance	418,486	408,550	392,215

Incurred related to:
Current year	618,972	611,690	581,727
Prior year	13,035	1,803	(1,233)
Total incurred	632,007	613,493	580,494

Paid related to:
Current year	495,754	520,536	487,961
Prior year	83,334	83,021	76,198
Total paid	579,088	603,557	564,159

Direct balance	471,405	418,486	408,550
Plus reinsurance assumed	18,267	17,354	17,238
Less reinsurance ceded	(172,907)	(151,501)	(147,259)
Total reserve for unpaid claims at December 31	$316,765	$284,339	$278,529

As a result of unfavorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses increased by $13,035 and $1,803 for the years ended December 31, 2020 and 2019, respectively. As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $1,233 for the year ended December 31, 2018. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2020.

The Company paid assumed reinsurance claims of $67,813, $74,081 and $71,930 and incurred assumed reinsurance claims of $68,726, $74,197 and $71,713 for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company paid ceded reinsurance claims of $24,203, $21,608 and $19,017, and incurred ceded reinsurance claims of $45,609, $25,850 and $29,078 for the years ended December 31, 2020, 2019 and 2018, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2020 and 2019, respectively, the Company had $4,437,411 and $12,581,202 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $31,786 and $64,218 at December 31, 2020 and 2019, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2020
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,360,160	—	—	1,360,160	21.5%
At fair value	—	—	2,615,241	2,615,241	41.3%
Total with adjustment or at fair value	1,360,160	—	2,615,241	3,975,401	62.8%
At book value without adjustment
(minimal or no charge)	1,974,097	—	—	1,974,097	31.2%
Not subject to discretionary withdrawal	379,297	—	—	379,297	6.0%
Total gross	3,713,554	—	2,615,241	6,328,795	100.0%
Reinsurance ceded	205,195	—	—	205,195
Total individual annuity reserves	$3,508,359	$—	$2,615,241	$6,123,600
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$199,787	$—	$—	$199,787

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,060,077	$—	$—	$1,060,077	13.3%
At book value less current surrender
charge of 5% or more	—	—	—	—	—%
At fair value	—	—	6,733,259	6,733,259	84.5%
Total with adjustment or at fair value	1,060,077	—	6,733,259	7,793,336	97.8%
At book value without adjustment
(minimal or no charge)	136,360	—	—	136,360	1.7%
Not subject to discretionary withdrawal	40,970	—	—	40,970	0.5%
Total gross	1,237,407	—	6,733,259	7,970,666	100.0%
Reinsurance ceded	11,189	—	—	11,189
Total group annuity reserves	$1,226,218	$—	$6,733,259	$7,959,477
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—	$—

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2020
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$222,931	$—	$—	$222,931	13.7%
At book value less current surrender
charge of 5% or more	—	—	—	—	—%
At fair value	—	—	626,595	626,595	38.5%
Total with adjustment or at fair value	222,931	—	626,595	849,526	52.2%
At book value without adjustment
(minimal or no charge)	260,689	—	—	260,689	16.0%
Not subject to discretionary withdrawal	517,086	—	—	517,086	31.8%
Total gross	1,000,706	—	626,595	1,627,301	100.0%
Reinsurance ceded	437	—	—	437
Total deposit-type funds	$1,000,269	$—	$626,595	$1,626,864
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—	$—
Total annuity reserves and deposit-type funds	$5,734,846	$—	$9,975,095	$15,709,941

	2019
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,144,600	—	—	1,144,600	20.1%
At fair value	—	—	2,521,904	2,521,904	44.3%
Total with adjustment or at fair value	1,144,600	—	2,521,904	3,666,504	64.4%
At book value without adjustment
(minimal or no charge)	1,810,124	—	—	1,810,124	31.8%
Not subject to discretionary withdrawal	214,034	—	—	214,034	3.8%
Total gross	3,168,758	—	2,521,904	5,690,662	100.0%
Reinsurance ceded	77,250	—	—	77,250
Total individual annuity reserves	$3,091,508	$—	$2,521,904	$5,613,412
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$245,976	$—	$—	$245,976

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2019
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,001,779	$—	$—	$1,001,779	13.6%
At book value less current surrender
charge of 5% or more	—	—	—	—	—%
At fair value	—	—	6,184,657	6,184,657	83.9%
Total with adjustment or at fair value	1,001,779	—	6,184,657	7,186,436	97.5%
At book value without adjustment
(minimal or no charge)	138,978	—	—	138,978	1.9%
Not subject to discretionary withdrawal	45,333	—	—	45,333	0.6%
Total gross	1,186,090	—	6,184,657	7,370,747	100.0%
Reinsurance ceded	12,853	—	—	12,853
Total group annuity reserves	$1,173,237	$—	$6,184,657	$7,357,894
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—	$—

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$188,861	$—	$—	$188,861	11.3%
At book value less current surrender
charge of 5% or more	—	—	—	—	—%
At fair value	—	—	700,889	700,889	41.8%
Total with adjustment or at fair value	188,861	—	700,889	889,750	53.1%
At book value without adjustment
(minimal or no charge)	268,586	—	—	268,586	16.0%
Not subject to discretionary withdrawal	518,301	—	—	518,301	30.9%
Total gross	975,748	—	700,889	1,676,637	100.0%
Reinsurance ceded	460	—	—	460
Total deposit-type funds	$975,288	$—	$700,889	$1,676,177
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—	$—
Total annuity reserves and deposit-type funds	$5,240,033	$—	$9,407,450	$14,647,483

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2020	2019
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$4,713,646	$4,243,434
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	20,931	21,311
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,000,269	975,288
	5,734,846	5,240,033
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	9,348,500	8,706,561
Exhibit 4, Line 9, Column 1	626,595	700,889
Total	$15,709,941	$14,647,483

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2020
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,136,735	$1,135,633	$1,142,426	$—	$—	$—
Universal life with secondary guarantees	754,756	616,907	1,167,324	—	—	—
Indexed universal life	13,490	13,467	13,521	—	—	—
Indexed universal life with secondary guarantees	704,520	562,964	624,670	—	—	—
Other permanent cash value life insurance	—	1,448,972	2,626,565	—	—	—
Variable universal life	145,147	1,176,326	154,228	1,043,274	—	1,036,937
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	527,047	XXX	XXX	—
Accidental death benefits	XXX	XXX	337	XXX	XXX	—
Disability - active lives	XXX	XXX	27,990	XXX	XXX	—
Disability - disabled lives	XXX	XXX	25,146	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	32,424	XXX	XXX	—
Total gross	2,754,648	4,954,269	6,341,678	1,043,274	—	1,036,937
Reinsurance ceded	—	—	635,302	—	—	—
Total life reserves	$2,754,648	$4,954,269	$5,706,376	$1,043,274	$—	$1,036,937

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

	2019
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,100,281	$1,099,193	$1,106,038	$—	$—	$—
Universal life with secondary guarantees	742,275	598,099	1,121,320	—	—	—
Indexed universal life	13,512	13,453	13,504	—	—	—
Indexed universal life with secondary guarantees	571,233	450,777	498,948	—	—	—
Other permanent cash value life insurance	—	1,411,796	2,628,107	—	—	—
Variable universal life	224,051	1,136,627	233,464	924,586	—	918,816
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	516,498	XXX	XXX	—
Accidental death benefits	XXX	XXX	356	XXX	XXX	—
Disability - active lives	XXX	XXX	26,362	XXX	XXX	—
Disability - disabled lives	XXX	XXX	25,013	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	64,928	XXX	XXX	—
Total gross	2,651,352	4,709,945	6,234,538	924,586	—	918,816
Reinsurance ceded	—	—	655,788	—	—	—
Total life reserves	$2,651,352	$4,709,945	$5,578,750	$924,586	$—	$918,816

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2020	2019
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$5,648,860	$5,512,743
Exhibit 5, Accidental Death Benefits Section, Total (net)	319	337
Exhibit 5, Disability - Active Lives Section, Total (net)	12,254	11,260
Exhibit 5, Disability - Disabled Lives Section, Total (net)	17,200	16,761
Exhibit 5, Miscellaneous Reserves Section, Total (net)	27,743	37,649
	5,706,376	5,578,750
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,036,937	918,816
	1,036,937	918,816
Total	$6,743,313	$6,497,566

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2020		2019
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$2,960	$435	$7,531	$3,134
Ordinary renewal	46,963	62,754	41,749	54,266
Group life	1	1	1	1
Total	$49,924	$63,190	$49,281	$57,401

NOTE 20 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2020, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2020 and 2019 the Company’s Separate Account Statements included legally insulated assets of $11,041,001 and $10,359,432, respectively.

The Company does not engage in securities lending transactions within the separate account.

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2020	2019	2018
For the year ended December 31:
Premiums, considerations or deposits	$1,083,406	$1,199,605	$1,000,230
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$11,012,032	$10,326,266

Reserves subject to discretionary withdrawal:
At fair value	$11,012,032	$10,326,266
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$11,012,032	$10,326,266

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2020	2019	2018
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts[1]	$1,021,476	$1,216,392	$3,160,360
Transfers from the separate accounts	(1,620,718)	(1,366,268)	(1,106,094)
Net transfers to (from) the separate accounts	(599,242)	(149,876)	2,054,266
Reconciling adjustments:
Other	—	5	—
Assumption reinsurance	—	(70,910)	(1,337,470)
Deposit-type contracts assumption reinsurance	—	(36,854)	(840,015)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$(599,242)	$(257,635)	$(123,219)
1Includes assumption reinsurance transfers to the separate accounts of $0, $107,764, $2,177,485 in 2020, 2019 and 2018, respectively.

NOTE 21 - RECONCILING ITEMS TO ANNUAL STATEMENT

At December 31, 2020 the Company recorded charges for impairments related to a ceded reinsurer under rehabilitation. Certain reclassifications have been made to these financial statements from those filed with the Nebraska Department of Insurance and the audited financial statements as follows. There was no impact on Total Liabilities, Total Expenses or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Reserves for life, accident and health policies	$10,833,511	$15,718	$10,849,229
Other liabilities	499,840	(15,718)	484,122

Change in reserves for life, accident and health policies	632,203	15,718	647,921
General insurance expenses	429,953	(15,718)	414,235

PART C

OTHER INFORMATION

Item 27.	Exhibits

Exhibit Number		Description of Exhibit
(a)	(1)

Resolution of Board of Directors of Ameritas Variable Life Insurance Company establishing Ameritas Variable Life Insurance Company Separate Account VA-2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-36507, filed September 26, 1997, EX-99.B1.

https://www.sec.gov/Archives/edgar/data/814848/0000814848-97-000016.txt

(a)	(2)

Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account VA-2 to Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-142483, filed May 1, 2007, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484807000018/medley-exh1b.txt

(b)		Custodian Agreements. Not Applicable
(c)	(1)

Fifth Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-233977, file February 26, 2020, EX.99.C1.

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/principalunderagreement.htm

(c)	(2)

Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc2-286.htm

(c)	(3)

Networking Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(3).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc3-286.htm

(d)	(1)

Form of Policy. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement No. 333-142483, filed on May 1, 2007, EX-99.D.

https://www.sec.gov/Archives/edgar/data/814848/000081484807000018/medley-exh4.txt

(d)	(2)	Form of Policy Riders and Endorsements.
(d)	(2)	(A)

Minimum Initial Premium Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(A).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2a-287.htm

(d)	(2)	(B)

7 Year Withdrawal Charge Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(B).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2b-287.htm

Exhibit Number		Description of Exhibit
(d)	(2)	(C)

5 Year Withdrawal Charge Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(C).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2c-287.htm

(d)	(2)	(D)

No Withdrawal Charge Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration Statement No. 333-142483, filed on July 23, 2008, EX-99.D.

https://www.sec.gov/Archives/edgar/data/814848/000081484808000034/medley-exh4.txt

(d)	(2)	(E)

10% "Free" Withdrawal Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(E).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2e-287.htm

(d)	(2)	(F)

Expanded "Free" Withdrawal Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(F).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2f-287.htm

(d)	(2)	(G)

1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(G).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2g-287.htm

(d)	(2)	(H)

5% "Roll-Up" Guaranteed Minimum Death Benefit. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(H).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2h-287.htm

(d)	(2)	(I)

"Greater Of" Guaranteed Minimum Death Benefit. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(I).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2i-287.htm

(d)	(2)	(J)

403(b) Tax Sheltered Annuity Endorsement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(J).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2j-287.htm

Exhibit Number		Description of Exhibit
(d)	(2)	(K)

TSA Minimum Initial Premium Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(K).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2k-287.htm

(d)	(2)	(L)

TSA Hardship Waiver Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(L).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2l-287.htm

(d)	(2)	(M)

TSA No Withdrawal Charge Riders. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(M).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2m-287.htm

(d)	(2)	(N)

Value+ Option Rider. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account VA-2 Form N-4 Post-Effective Amendment No. 3 to Registration No. 333-47162, filed on March 1, 2002, EX-99.2J

https://www.sec.gov/Archives/edgar/data/814848/000081484802000008/avlic-medleyexh4.txt

(d)	(2)	(O)

Estate Protection Benefit ("EPB") Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(O).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2o-287.htm

(d)	(2)	(P)

Expanded Estate Protection Benefit ("EEPB") Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(P).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2p-287.htm

(d)	(2)	(Q)

Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 for Registration No. 333-142483, filed on August 17, 2007, EX-10

https://www.sec.gov/Archives/edgar/data/814848/000081484807000034/alic-medleyexh4.txt

(d)	(2)	(R)

IRC Section 457 Endorsement for Government Plans. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(R).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2r-287.htm

Exhibit Number		Description of Exhibit
(d)	(2)	(S)

Unisex Endorsement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(S).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2s-287.htm

(d)	(2)	(T)

IRA Endorsement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(T).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2t-287.htm

(d)	(2)	(U)

Simple IRA Endorsement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(U).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2u-287.htm

(d)	(2)	(V)

Roth IRA Endorsement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(V).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2v-287.htm

(d)	(2)	(W)

Qualified Retirement Plan Endorsement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(d)(2)(W).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitd2w-287.htm

(e)	(1)

Form of Application. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration No. 333-142483, filed on August 17, 2007, EX-99.E

https://www.sec.gov/Archives/edgar/data/814848/000081484807000034/alic-medleyexh5.txt

(e)	(2)

Form of Rider Application for Medley No Withdrawal Charge Rider. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No, 333-142483, filed July 23, 2008, EX-99.E

https://www.sec.gov/Archives/edgar/data/814848/000081484808000034/medley-exh5.txt

(f)	(1)

Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp.   Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX-99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484814000012/ovmedley485b-50_ex6a.htm

(f)	(2)

Amended and Restated By-Laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(f)(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitf2-286.htm

(g)		Reinsurance Agreements. Not applicable.

Exhibit Number		Description of Exhibit
(h)		Participation Agreements.
(h)	(1)

AIM/Invesco.  Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H1.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-1.txt

(h)	(2)

Alger.  Incorporated by reference to Ameritas Variable Separate Account V Form S-6/A Pre-Effective Amendment No. 1 to Registration No. 333-15585, filed January 17, 1997, EX-99.A8B.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-97-000001.txt

(h)	(3)

Alps.  Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX-99.H(2).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8b.txt

(h)	(4)

American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-2.txt

(h)	(5)

American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.4.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a4.htm

(h)	(6)

BNY Mellon. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed July 23, 2008, EX-99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484808000034/medley-exh8a.txt

(h)	(7)

Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1). https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8a.txt

Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration No. 333-205138, filed February 24, 2017, EX 8(a)(3). https://www.sec.gov/Archives/edgar/data/1016274/000117516417000055/advisornoloadva485a_ex8-65.htm

(h)	(8)

DWS Variable Series II.  Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/ameradv-exhh1.txt

Exhibit Number		Description of Exhibit
(h)	(9)

Fidelity Variable Insurance Products Funds.  Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh2.txt

(h)	(10)

Franklin Templeton.  Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151913, filed November 12, 2008 EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhh3.txt

(h)	(11)

Ivy Funds.  Incorporated by reference to Carillon Life Account Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151914, filed November 12, 2008, EX.99.H.4.

https://www.sec.gov/Archives/edgar/data/948443/000094844308000023/ucexcelperf-h4.txt

(h)	(12)

MFS Variable Insurance Trust.  Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(h)	(13)

MFS Variable Insurance Trust II.  Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).

https://www.sec.gov/Archives/edgar/data/749330/000074933014000017/ex8k.htm

(h)	(14)

MFS Variable Insurance Trust III. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.15.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a15.htm

(h)	(15)

Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(h)	(16)

Neuberger Berman. Incorporated by reference to the Form N-4 initial Registration Statement for Ameritas Variable Separate Account VA, File No. 333-91670, filed July 1, 2002, EX-99.8d.

https://www.sec.gov/Archives/edgar/data/1175163/000117516302000002/alloc2000aexh8.txt

(h)	(17)

PIMCO.  Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh3.txt

(h)	(18)

T. Rowe Price.  Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-5.txt

(h)	(19)

Third Avenue.  Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.6.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-6.txt

Exhibit Number		Description of Exhibit
(i)		Administrative Contracts.
(i)	(1)

Second Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-233977, filed February 26, 2020, EX.99.I1

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/gensvcagreement.htm

(i)	(2)

Research Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-182090, filed August 16, 2013, EX-99.H.

https://www.sec.gov/Archives/edgar/data/814848/000081484813000064/ovmedley485b-141ex8.htm

(i)	(3)

Amendment to Research Services Agreement.  Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.i(5).

https://www.sec.gov/Archives/edgar/data/933094/000093309416000036/amadvisorvul485a-46_exi5.htm

(j)

Other Material Contracts: Powers of Attorney. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 20 to Registration Statement 333-142483 filed on February 8, 2021, EX(j).

https://www.sec.gov/Archives/edgar/data/814848/000081484821000011/medley_exhibitj-287.htm

(k)		Legal Opinion. Exhibit k, filed herein.
(l)		Other Opinion. Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit l, filed herein.
(m)		No financial statements are omitted from Item 26.
(n)		Initial Capital Agreements. Not applicable.
(o)		Form of Initial Summary Prospectuses. Not applicable.

Item 28.	Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

William W. Lester	Director, Chair, President & Chief Executive Officer
JoAnn M. Martin	Director, Vice Chair
James P. Abel	Director
John S. Dinsdale	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
D. Wayne Silby	Director
Bryan E. Slone	Director
Ryan C. Beasley	Executive Vice President, Individual
Ann D. Diers	Vice President, Associate General Counsel
Laura A. Fender	Senior Vice President, Controller
Patrick D. Fleming	Senior Vice President, Distribution & National Partners, Group
Karen M. Gustin	Executive Vice President, Group
Robert M. Jurgensmeier	Executive Vice President, Independent Distribution & Investments
James M. Kais	Senior Vice President, Retirement Plans
Brent F. Korte	Senior Vice President, Chief Marketing Officer
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President, Chief Investment Officer
Christine M. Neighbors	Senior Vice President, General Counsel & Corporate Secretary
April L. Rimpley	Senior Vice President, Human Resources
Kurt J. Shallow	Senior Vice President, Agency & Advisor Distribution & AIC President
Steven J. Valerius	Senior Vice President, Individual
David A. Voelker	Senior Vice President, Transformation Office
Carrie C. Weber	Senior Vice President, Chief Compliance & Risk Officer
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President, Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Chief Actuary & Underwriting, Group
Susan K. Wilkinson	Executive Vice President, Chief Financial Officer & Treasurer

* Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 29.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Ameritas Investment Company, LLC (NE)	securities broker dealer and investment adviser
Ameritas Advisory Services, LLC (NE)	shell company
Variable Contract Agency, LLC (NE)	insurance agency
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Life Insurance Corp. of New York (NY)	life insurance company
Select Benefits Group, LLC dba Dental Select (UT)	third party administrator

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company.

Item 30.	Indemnification

Ameritas Life Insurance Corp.'s By-Laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a director, officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 1 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 1. Such determination shall be made, with respect to a person who is a director or officer at the time of such determination (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former officer, director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former officer, director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any by-law, agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Item 31.	Principal Underwriter

a)	Ameritas Investment Company, LLC ("AIC") serves as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Separate Account VA-2, as well as Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account. AIC also serves as the principal underwriter for variable life insurance policies issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Company, LLC.

Name and Principal	Positions and Offices
Business Address	With Underwriter
Kurt J. Shallow*	Director, Chair and President
Ryan C. Beasley*	Director
Brent F. Korte*	Director
Heather J. Nagengast*	Director, Senior Vice President, Operations
Susan K. Wilkinson*	Director
Matthew J. Kinsella*	Vice President, Chief Compliance Officer
Christine M. Neighbors*	Secretary

* Principal business address: Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510.

(c)	Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Company, LLC	$4,178,927	$0	$0	$613,072

(2)+(4)+(5) = Gross variable life compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 32.	Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 33.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 34.	Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Ameritas Variable Separate Account VA-2, certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 22 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 26th day of April 2021.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2, Registrant

By: /s/ William W. Lester**
Director, Chair, President & Chief Executive Officer
Ameritas Life Insurance Corp.

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ William W. Lester**
Director, Chair, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2021.

SIGNATURE	TITLE

William W. Lester **	Director, Chair, President & Chief Executive Officer
JoAnn M. Martin **	Director, Vice Chair
James P. Abel *	Director
John S. Dinsdale *	Director
Thomas W. Knapp *	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
D. Wayne Silby *	Director
Bryan E. Slone *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Susan K. Wilkinson *	Executive Vice President, Chief Financial Officer & Treasurer
Laura A. Fender ***	Senior Vice President, Controller
Christine M. Neighbors ***	Senior Vice President, General Counsel & Corporate Secretary

/s/ Ann D. Diers
Ann D. Diers	Vice President, Associate General Counsel

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of December 1, 2019.
**	Signed by Ann D. Diers under Powers of Attorney executed effective as of February 14, 2020.
***	Signed by Ann D. Diers under Powers of Attorney executed effective as of January 22, 2021.

Exhibit Index

Exhibit

(k)	Legal Opinion

(l)	Other Opinion. Consents of Independent Auditors and Independent Registered Public Accounting Firm